UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	12/31/08

Date of reporting period:	3/31/08

Item 1:       Portfolio of Investments

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 61.6%
CONSUMER DISCRETIONARY – 6.3%
Auto Components – 0.1%
American Axle & Manufacturing Holdings, Inc.	210	4,305
BorgWarner, Inc.	1,410	60,672
Johnson Controls, Inc.	1,400	47,320
Modine Manufacturing Co.	400	5,796
Auto Components Total		118,093
Automobiles – 0.4%
Ford Motor Co. (a)	3,600	20,592
General Motors Corp.	3,400	64,770
Suzuki Motor Corp.	11,500	291,148
Toyota Motor Corp.	8,700	438,453
Automobiles Total		814,963
Distributors – 0.0%
Building Materials Holding Corp.	860	3,767
Distributors Total		3,767
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)	390	16,848
Capella Education Co. (a)	496	27,082
DeVry, Inc.	982	41,087
Regis Corp.	360	9,896
Sotheby’s	542	15,669
Strayer Education, Inc.	160	24,400
Diversified Consumer Services Total		134,982
Hotels, Restaurants & Leisure – 0.9%
Bally Technologies, Inc. (a)	270	9,272
Benihana, Inc., Class A (a)	89	1,003
Bob Evans Farms, Inc.	350	9,656
Buffalo Wild Wings, Inc. (a)	740	18,130
Burger King Holdings, Inc.	7,545	208,695
Carnival Corp. (b)	9,300	376,464
CEC Entertainment, Inc. (a)	280	8,086
Ctrip.com International Ltd., ADR	542	28,737
Hotel Leela Venture Ltd.	138,400	139,292
International Game Technology, Inc. (b)	6,485	260,762
Landry’s Restaurants, Inc.	470	7,652
McDonald’s Corp.	7,102	396,078
O’Charleys, Inc.	470	5,414
Red Robin Gourmet Burgers, Inc. (a)	460	17,282

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Royal Caribbean Cruises Ltd.	1,400	46,060
Starwood Hotels & Resorts Worldwide, Inc.	1,305	67,534
Vail Resorts, Inc. (a)	440	21,248
WMS Industries, Inc. (a)	1,475	53,056
Wynn Resorts Ltd.	280	28,179
Yum! Brands, Inc.	1,175	43,722
Hotels, Restaurants & Leisure Total		1,746,322
Household Durables – 0.7%
American Greetings Corp., Class A	880	16,324
CSS Industries, Inc.	260	9,090
Ethan Allen Interiors, Inc.	330	9,382
Furniture Brands International, Inc.	720	8,424
Makita Corp.	17,800	560,720
NVR, Inc. (a)	50	29,875
Skyline Corp.	229	6,371
Sony Corp., ADR	16,200	649,134
Tempur-Pedic International, Inc.	1,093	12,023
Universal Electronics, Inc. (a)	310	7,505
Household Durables Total		1,308,848
Internet & Catalog Retail – 0.1%
Amazon.com, Inc. (a)	2,400	171,120
Priceline.com, Inc. (a)	388	46,894
Shutterfly, Inc. (a)	1,627	24,193
Internet & Catalog Retail Total		242,207
Leisure Equipment & Products – 0.0%
Hasbro, Inc.	800	22,320
MarineMax, Inc. (a)	410	5,109
Nautilus Group, Inc.	750	2,467
Leisure Equipment & Products Total		29,896
Media – 1.0%
Central European Media Enterprises Ltd., Class A (a)	340	28,978
Comcast Corp., Class A (b)	21,800	421,612
DIRECTV Group, Inc. (a)	8,400	208,236
Focus Media Holding Ltd., ADR (a)	8,500	298,775
Knology, Inc. (a)	1,311	16,978
Lamar Advertising Co., Class A (a)	645	23,175
Liberty Global, Inc., Class A (a)	625	21,300

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Marvel Entertainment, Inc. (a)	1,660	44,471
Regal Entertainment Group, Class A	1,100	21,219
Viacom, Inc., Class B (a)	14,800	586,376
WPP Group PLC	28,300	337,493
Media Total		2,008,613
Multiline Retail – 0.7%
J.C. Penney Co., Inc. (b)	10,510	396,332
Macy’s, Inc. (b)	21,522	496,297
Nordstrom, Inc. (b)	10,010	326,326
Saks, Inc. (a)	2,300	28,681
Multiline Retail Total		1,247,636
Specialty Retail – 1.3%
Abercrombie & Fitch Co., Class A	2,265	165,662
Advance Auto Parts, Inc.	850	28,942
Aeropostale, Inc. (a)	700	18,977
America’s Car-Mart, Inc. (a)	1,070	13,471
Best Buy Co., Inc. (b)	6,700	277,782
Citi Trends, Inc. (a)	870	16,051
Collective Brands, Inc. (a)	390	4,727
Esprit Holdings Ltd.	24,400	292,563
GameStop Corp., Class A (a)	4,870	251,828
Home Depot, Inc.	17,200	481,084
J Crew Group, Inc. (a)	543	23,984
Lowe’s Companies, Inc.	9,000	206,460
Men’s Wearhouse, Inc.	540	12,566
Monro Muffler Brake, Inc.	655	11,070
OfficeMax, Inc. (b)	9,400	179,916
Rent-A-Center, Inc. (a)	749	13,744
TJX Companies, Inc.	1,470	48,613
Urban Outfitters, Inc. (a)(b)	13,225	414,604
Zale Corp. (a)	350	6,916
Specialty Retail Total		2,468,960
Textiles, Apparel & Luxury Goods – 1.0%
Adidas AG	5,525	367,569
Coach, Inc. (a)	1,068	32,200
Compagnie Financiere Richemont AG	7,175	402,925
CROCS, Inc. (a)	780	13,627
Deckers Outdoor Corp. (a)	240	25,877
Delta Apparel, Inc.	310	1,872
Fossil, Inc. (a)	840	25,654

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Hampshire Group Ltd. (a)	574	5,166
Hartmarx Corp. (a)	1,089	3,180
NIKE, Inc., Class B	6,480	440,640
Phillips-Van Heusen Corp.	760	28,819
Polo Ralph Lauren Corp.	750	43,717
V.F. Corp.	4,900	379,799
Warnaco Group, Inc. (a)	888	35,023
Wolverine World Wide, Inc.	400	11,604
Textiles, Apparel & Luxury Goods Total		1,817,672
CONSUMER DISCRETIONARY TOTAL		11,941,959
CONSUMER STAPLES – 5.5%
Beverages – 0.9%
Central European Distribution Corp. (a)	348	20,250
Diageo PLC, ADR	5,108	415,383
Fomento Economico Mexicano SAB de CV, ADR	1,300	54,314
MGP Ingredients, Inc.	1,072	7,493
Molson Coors Brewing Co., Class B	5,900	310,163
Pepsi Bottling Group, Inc.	1,425	48,322
PepsiCo, Inc.	13,200	953,040
Beverages Total		1,808,965
Food & Staples Retailing – 0.9%
BJ’s Wholesale Club, Inc. (a)	1,350	48,182
Kroger Co.	2,825	71,755
Longs Drug Stores Corp.	680	28,873
Olam International Ltd.	525	828
Ruddick Corp.	240	8,846
Sysco Corp. (b)	13,400	388,868
Wal-Mart Stores, Inc.	21,300	1,122,084
Weis Markets, Inc.	510	17,580
Food & Staples Retailing Total		1,687,016
Food Products – 0.9%
American Italian Pasta Co., Class A (a)	550	2,997
Bunge Ltd.	260	22,589
ConAgra Foods, Inc.	28,400	680,180
Dean Foods Co.	1,800	36,162
Flowers Foods, Inc.	648	16,038
Fresh Del Monte Produce, Inc. (a)	209	7,608

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
H.J. Heinz Co.	7,830	367,775
Hershey Co.	1,000	37,670
J & J Snack Foods Corp.	196	5,384
Lancaster Colony Corp.	310	12,387
Lance, Inc.	410	8,036
Maui Land & Pineapple Co., Inc. (a)	328	10,460
Ralcorp Holdings, Inc. (a)	220	12,793
Smithfield Foods, Inc. (a)(b)	8,825	227,332
Tyson Foods, Inc., Class A (b)	14,600	232,870
Wm. Wrigley Jr. Co.	470	29,535
Food Products Total		1,709,816
Household Products – 0.6%
Clorox Co.	800	45,312
Colgate-Palmolive Co.	8,500	662,235
Reckitt Benckiser Group PLC	7,291	403,811
Household Products Total		1,111,358
Personal Products – 0.7%
Avon Products, Inc.	28,250	1,117,005
Bare Escentuals, Inc. (a)	1,225	28,690
Chattem, Inc. (a)	413	27,398
Estee Lauder Companies, Inc., Class A	800	36,680
Herbalife Ltd.	825	39,187
NBTY, Inc. (a)	320	9,584
Personal Products Total		1,258,544
Tobacco – 1.5%
Altria Group, Inc.	22,939	509,246
Loews Corp. - Carolina Group	16,730	1,213,761
Philip Morris International, Inc. (a)	22,739	1,150,139
Tobacco Total		2,873,146
CONSUMER STAPLES TOTAL		10,448,845
ENERGY – 6.6%
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc. (a)	419	38,431
Cameron International Corp. (a)	1,015	42,265
Complete Production Services, Inc. (a)	386	8,855
Core Laboratories N.V. (a)	240	28,632
Diamond Offshore Drilling, Inc.	680	79,152
Dril-Quip, Inc. (a)	931	43,264
Exterran Holdings, Inc. (a)(b)	2,400	154,896
FMC Technologies, Inc. (a)	510	29,014

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
Grey Wolf, Inc. (a)	1,620	10,984
Halliburton Co. (b)	24,150	949,819
Key Energy Services, Inc. (a)	550	7,381
Lufkin Industries, Inc.	149	9,509
Nabors Industries Ltd. (a)	16,690	563,621
National-Oilwell Varco, Inc. (a)	1,915	111,798
Noble Corp.	715	35,514
Oceaneering International, Inc. (a)	415	26,145
Oil States International, Inc. (a)	200	8,962
Patterson-UTI Energy, Inc.	380	9,948
Pioneer Drilling Co. (a)	123	1,959
Rowan Companies, Inc.	800	32,944
Saipem SpA	7,200	291,134
Schlumberger Ltd.	5,100	443,700
TGC Industries, Inc. (a)	526	4,439
Tidewater, Inc.	580	31,964
Transocean, Inc. (b)	4,165	563,108
TriCo Marine Services, Inc. (a)	440	17,147
W-H Energy Services, Inc. (a)	460	31,671
Weatherford International Ltd. (a)	8,720	631,938
Energy Equipment & Services Total		4,208,194
Oil, Gas & Consumable Fuels – 4.4%
Alpha Natural Resources, Inc. (a)	620	26,933
Atlas America, Inc.	266	16,077
Berry Petroleum Co., Class A	492	22,873
Bois d’Arc Energy, Inc. (a)	372	7,994
Cabot Oil & Gas Corp.	800	40,672
Chesapeake Energy Corp.	895	41,304
Comstock Resources, Inc. (a)	880	35,464
Concho Resources, Inc. (a)	1,749	44,844
ConocoPhillips	11,572	881,902
CONSOL Energy, Inc. (b)	5,990	414,448
Continental Resources, Inc. (a)	2,299	73,315
Denbury Resources, Inc. (a)	2,330	66,522
Devon Energy Corp.	2,800	292,124
Exxon Mobil Corp.	24,937	2,109,171
Forest Oil Corp. (a)	900	44,064
Frontier Oil Corp.	1,345	36,665
Harvest Natural Resources, Inc. (a)	1,070	12,904

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Hess Corp. (b)	10,775	950,140
Holly Corp.	540	23,441
Newfield Exploration Co. (a)(b)	8,500	449,225
Nordic American Tanker Shipping	266	7,448
Occidental Petroleum Corp.	15,500	1,134,135
Peabody Energy Corp.	1,590	81,090
PetroHawk Energy Corp. (a)	749	15,107
Range Resources Corp.	535	33,946
Southwestern Energy Co. (a)(b)	9,698	326,726
Stone Energy Corp. (a)	220	11,508
Swift Energy Co. (a)	150	6,749
Tesoro Corp.	800	24,000
Total SA	6,850	509,359
Valero Energy Corp.	5,500	270,105
Western Refining, Inc.	317	4,270
Williams Companies, Inc.	1,940	63,981
XTO Energy, Inc.	5,324	329,343
Oil, Gas & Consumable Fuels Total		8,407,849
ENERGY TOTAL		12,616,043
FINANCIALS – 9.9%
Capital Markets – 1.5%
Affiliated Managers Group, Inc. (a)	440	39,926
Ameriprise Financial, Inc.	1,400	72,590
BlackRock, Inc., Class A	175	35,732
GFI Group, Inc.	378	21,659
Goldman Sachs Group, Inc.	6,600	1,091,574
Janus Capital Group, Inc.	1,070	24,899
Lazard Ltd., Class A (b)	5,800	221,560
Merrill Lynch & Co., Inc. (b)	7,400	301,476
Morgan Stanley	5,800	265,060
Piper Jaffray Companies, Inc. (a)	300	10,188
State Street Corp. (b)	4,000	316,000
T. Rowe Price Group, Inc.	900	45,000
TD Ameritrade Holding Corp. (a)(b)	17,100	282,321
Thomas Weisel Partners Group, Inc. (a)	565	3,740
Waddell & Reed Financial, Inc., Class A	1,900	61,047
Capital Markets Total		2,792,772
Commercial Banks – 3.1%
BancFirst Corp.	232	10,621

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Banco Santander SA	24,625	490,624
BancTrust Financial Group, Inc.	750	8,062
Bank of Granite Corp.	829	9,102
Bank of Hawaii Corp.	1,200	59,472
BNP Paribas	3,950	399,167
Bryn Mawr Bank Corp.	458	9,820
Cambridge Bancorp	2	56
Capital Corp. of the West	595	4,772
Capitol Bancorp Ltd.	542	11,458
Chemical Financial Corp.	640	15,258
City National Corp.	1,000	49,460
Columbia Banking System, Inc.	390	8,728
Comerica, Inc.	1,200	42,096
Community Trust Bancorp, Inc.	286	8,380
Cullen/Frost Bankers, Inc.	1,000	53,040
First Citizens BancShares, Inc., Class A	103	14,353
First Financial Corp.	430	13,235
First Midwest Bancorp, Inc.	740	20,550
First National Bank of Alaska	4	7,400
KeyCorp	1,700	37,315
Marshall & Ilsley Corp. (b)	12,942	300,254
Mass Financial Corp., Class A (a)	1,170	5,277
Merchants Bancshares, Inc.	428	9,793
National Bank of Greece SA	9,500	504,377
Northrim BanCorp, Inc.	484	8,799
PNC Financial Services Group, Inc. (b)	7,665	502,594
Raiffeisen International Bank Holding AG	4,100	561,231
South Financial Group, Inc.	760	11,294
Sterling Bancorp NY	690	10,716
SVB Financial Group (a)	800	34,912
Swedbank AB, Class A	12,450	349,410
Taylor Capital Group, Inc.	460	7,553
TCF Financial Corp.	2,500	44,800
U.S. Bancorp (b)	29,793	964,101
UMB Financial Corp.	420	17,304
Wachovia Corp. (b)	8,395	226,665
Wells Fargo & Co.	35,874	1,043,933
West Coast Bancorp	560	8,170
Whitney Holding Corp.	740	18,345
Zions Bancorporation	525	23,914
Commercial Banks Total		5,926,411

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Whitney Holding Corp.	740	18,345
Zions Bancorporation	525	23,914
Commercial Banks Total		5,926,411
Consumer Finance – 0.0%
Advance America Cash Advance Centers, Inc.	1,620	12,231
Cash America International, Inc.	640	23,296
Consumer Finance Total		35,527
Diversified Financial Services – 1.4%
Citigroup, Inc.	19,247	412,271
CME Group, Inc.	646	303,039
IntercontinentalExchange, Inc. (a)	185	24,142
JPMorgan Chase & Co. (b)	41,681	1,790,199
Medallion Financial Corp.	1,084	9,799
Nasdaq OMX Group (a)	5,000	193,300
Nymex Holdings, Inc.	160	14,501
Portfolio Recovery Associates, Inc.	386	16,556
Diversified Financial Services Total		2,763,807
Insurance – 2.1%
ACE Ltd.	16,000	880,960
American International Group, Inc.	9,156	395,997
American Physicians Capital, Inc.	165	7,649
Amerisafe, Inc. (a)	345	4,361
Aon Corp.	8,800	353,760
Assurant, Inc.	5,400	328,644
Baldwin & Lyons, Inc., Class B	438	11,248
CNA Surety Corp. (a)	460	7,075
Delphi Financial Group, Inc., Class A	400	11,692
EMC Insurance Group, Inc.	486	13,068
Genworth Financial, Inc., Class A	1,600	36,224
Harleysville Group, Inc.	320	11,549
Hartford Financial Services Group, Inc. (b)	5,532	419,160
Horace Mann Educators Corp.	780	13,634
IPC Holdings Ltd.	420	11,760
Loews Corp.	14,600	587,212
Mercury General Corp.	170	7,533
National Western Life Insurance Co., Class A	47	10,189
Navigators Group, Inc. (a)	286	15,558
Phoenix Companies, Inc.	1,530	18,681

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Platinum Underwriters Holdings Ltd.	1,300	42,198
ProAssurance Corp. (a)	490	26,377
ProCentury Corp.	962	17,316
Prudential Financial, Inc. (b)	5,000	391,250
Prudential PLC	26,900	355,204
RAM Holdings Ltd. (a)	2,267	5,146
RLI Corp.	244	12,095
Safety Insurance Group, Inc.	300	10,239
Stewart Information Services Corp.	330	9,237
United America Indemnity Ltd., Class A (a)	960	18,490
Insurance Total		4,033,506
Real Estate Investment Trusts (REITs) – 0.9%
Alexandria Real Estate Equities, Inc.	510	47,287
BioMed Realty Trust, Inc.	500	11,945
Boston Properties, Inc.	300	27,621
Corporate Office Properties Trust	123	4,134
Digital Realty Trust, Inc.	990	35,145
DuPont Fabros Technology, Inc.	538	8,872
Equity Residential Property Trust	700	29,043
Franklin Street Properties Corp.	998	14,291
General Growth Properties, Inc.	9,475	361,661
Getty Realty Corp.	410	6,531
Home Properties, Inc.	879	42,183
LaSalle Hotel Properties	460	13,216
Macerich Co.	350	24,595
National Health Investors, Inc.	261	8,156
Nationwide Health Properties, Inc.	992	33,480
Plum Creek Timber Co., Inc. (b)	11,855	482,499
Potlatch Corp.	400	16,508
ProLogis	1,090	64,157
Rayonier, Inc. (b)	8,900	386,616
Sun Communities, Inc.	680	13,940
SWA Reit Ltd.	818	529
Universal Health Realty Income Trust	350	11,655
Urstadt Biddle Properties, Inc., Class A	760	11,955
Real Estate Investment Trusts (REITs) Total		1,656,019
Real Estate Management & Development – 0.2%
Jones Lang LaSalle, Inc.	310	23,976

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Management & Development – (continued)
Mitsubishi Estate Co., Ltd.	14,000	340,943
Real Estate Management & Development Total		364,919
Thrifts & Mortgage Finance – 0.7%
Bank Mutual Corp.	1,220	13,103
BankFinancial Corp.	750	11,932
Beneficial Mutual Bancorp, Inc. (a)	946	9,356
Brookline Bancorp, Inc.	1,420	16,302
Clifton Savings Bancorp, Inc.	665	6,703
Corus Bankshares, Inc.	1,396	13,583
ESSA Bancorp, Inc. (a)	433	5,088
Fannie Mae	8,500	223,720
Flagstar BanCorp, Inc.	2,110	15,234
Freddie Mac	10,900	275,988
Home Federal Bancorp, Inc.	960	11,510
Housing Development Finance Corp., Ltd.	10,100	600,918
Hudson City Bancorp, Inc.	1,480	26,166
TrustCo Bank Corp. NY	900	8,001
United Financial Bancorp, Inc.	630	6,980
Washington Federal, Inc.	440	10,050
Westfield Financial, Inc.	1,053	10,288
Thrifts & Mortgage Finance Total		1,264,922
FINANCIALS TOTAL		18,837,883
HEALTH CARE – 6.7%
Biotechnology – 0.9%
Acadia Pharmaceuticals, Inc. (a)	1,354	12,267
Alexion Pharmaceuticals, Inc. (a)	395	23,424
Array Biopharma, Inc. (a)	1,927	13,508
BioMarin Pharmaceuticals, Inc. (a)(b)	9,487	335,555
Celgene Corp. (a)	425	26,048
Cephalon, Inc. (a)	495	31,878
Cepheid, Inc. (a)	480	11,707
Genentech, Inc. (a)	4,800	389,664
Genzyme Corp. (a)	4,900	365,246
Gilead Sciences, Inc. (a)(b)	8,500	438,005
Isis Pharmaceuticals, Inc. (a)	990	13,969
Lifecell Corp. (a)	410	17,232
Omrix Biopharmaceuticals, Inc. (a)	1,017	14,238
Onyx Pharmaceuticals, Inc. (a)	1,548	44,939
Regeneron Pharmaceuticals, Inc. (a)	657	12,608

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
Seattle Genetics, Inc. (a)	1,556	14,160
United Therapeutics Corp. (a)	236	20,461
Biotechnology Total		1,784,909
Health Care Equipment & Supplies – 1.2%
Analogic Corp.	180	11,977
ArthroCare Corp. (a)	570	19,009
Baxter International, Inc.	11,100	641,802
Beckman Coulter, Inc.	905	58,418
Cooper Companies, Inc.	400	13,772
Covidien Ltd. (b)	10,700	473,475
Gen-Probe, Inc. (a)	582	28,052
Haemonetics Corp. (a)	260	15,491
Hologic, Inc. (a)(b)	5,212	289,787
Hospira, Inc. (a)	1,790	76,558
Immucor, Inc. (a)	362	7,725
Insulet Corp. (a)	602	8,669
Integra LifeSciences Holdings Corp. (a)	440	19,127
Intuitive Surgical, Inc. (a)	129	41,841
Mentor Corp.	405	10,417
Meridian Bioscience, Inc.	240	8,023
NuVasive, Inc. (a)	270	9,318
RTI Biologics, Inc. (a)	830	7,844
STERIS Corp.	680	18,244
Varian Medical Systems, Inc. (a)	755	35,364
Wright Medical Group, Inc. (a)	842	20,326
Zimmer Holdings, Inc. (a)	7,200	560,592
Health Care Equipment & Supplies Total		2,375,831
Health Care Providers & Services – 1.2%
Alliance Imaging, Inc. (a)	1,220	10,492
Amedisys, Inc. (a)	190	7,475
AmSurg Corp. (a)	360	8,525
Brookdale Senior Living, Inc.	846	20,219
Chemed Corp.	216	9,115
CIGNA Corp.	10,296	417,709
Community Health Systems, Inc. (a)	1,000	33,570
Coventry Health Care, Inc. (a)(b)	6,400	258,240
Cross Country Healthcare, Inc. (a)	670	8,288
Express Scripts, Inc. (a)	10,470	673,430
Gentiva Health Services, Inc. (a)	800	17,408

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Healthspring, Inc. (a)	47	662
Kindred Healthcare, Inc. (a)	620	13,559
Laboratory Corp. of America Holdings (a)	705	51,944
Magellan Health Services, Inc. (a)	150	5,954
McKesson Corp.	4,900	256,613
Medco Health Solutions, Inc. (a)	5,345	234,058
MWI Veterinary Supply, Inc. (a)	707	24,929
NovaMed, Inc. (a)	1,463	5,545
Owens & Minor, Inc.	356	14,005
Pediatrix Medical Group, Inc. (a)	735	49,539
Psychiatric Solutions, Inc. (a)	1,001	33,954
RehabCare Group, Inc. (a)	469	7,035
Res-Care, Inc. (a)	690	11,833
U.S. Physical Therapy, Inc. (a)	400	5,768
Universal Health Services, Inc., Class B	400	21,476
Health Care Providers & Services Total		2,201,345
Health Care Technology – 0.0%
Cerner Corp. (a)	560	20,877
Health Care Technology Total		20,877
Life Sciences Tools & Services – 1.2%
Affymetrix, Inc. (a)	720	12,535
Bio-Rad Laboratories, Inc., Class A (a)	170	15,122
Charles River Laboratories International, Inc. (a)	635	37,427
Covance, Inc. (a)	2,825	234,390
Illumina, Inc. (a)	808	61,327
PAREXEL International Corp. (a)	750	19,575
Pharmaceutical Product Development, Inc.	1,010	42,319
PharmaNet Development Group, Inc. (a)	1,684	42,487
Qiagen N.V. (a)	22,250	460,449
Thermo Fisher Scientific, Inc. (a)	19,100	1,085,644
Varian, Inc. (a)	750	43,440
Waters Corp. (a)(b)	5,605	312,199
Life Sciences Tools & Services Total		2,366,914
Pharmaceuticals – 2.2%
Allergan, Inc. (b)	6,295	354,975
Alpharma, Inc., Class A (a)	480	12,581
Eurand NV (a)	860	13,012

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Forest Laboratories, Inc. (a)	905	36,209
Johnson & Johnson	25,800	1,673,646
Medicis Pharmaceutical Corp., Class A	557	10,967
Merck & Co., Inc.	21,700	823,515
Novartis AG, Registered Shares	6,500	333,314
Roche Holding AG, Genusschein Shares	2,300	433,063
Schering-Plough Corp.	10,000	144,100
Sciele Pharma, Inc. (a)	330	6,435
Teva Pharmaceutical Industries Ltd., ADR	6,000	277,140
Pharmaceuticals Total		4,118,957
HEALTH CARE TOTAL		12,868,833
INDUSTRIALS – 9.1%
Aerospace & Defense – 2.1%
AAR Corp. (a)	341	9,299
AerCap Holdings NV (a)	1,300	22,854
Boeing Co.	2,800	208,236
Curtiss-Wright Corp.	609	25,261
Esterline Technologies Corp. (a)	260	13,096
Goodrich Corp. (b)	11,270	648,138
Hexcel Corp. (a)	1,195	22,837
Honeywell International, Inc.	10,900	614,978
L-3 Communications Holdings, Inc.	4,075	445,561
Moog, Inc., Class A (a)	220	9,286
Precision Castparts Corp.	680	69,414
Raytheon Co.	7,700	497,497
Rockwell Collins, Inc.	440	25,146
Rolls-Royce Group PLC (a)	28,322	226,484
Rolls-Royce Group PLC, Class B (a)	2,537,651	5,036
Spirit Aerosystems Holdings, Inc., Class A (a)	1,869	41,455
United Technologies Corp.	16,962	1,167,325
Aerospace & Defense Total		4,051,903
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	780	42,432
Expeditors International Washington, Inc.	570	25,752
HUB Group, Inc., Class A (a)	791	26,016
Air Freight & Logistics Total		94,200

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – 0.0%
AirTran Holdings, Inc. (a)	710	4,686
Allegiant Travel Co. (a)	1,327	35,059
JetBlue Airways Corp. (a)	960	5,568
Skywest, Inc.	440	9,293
Airlines Total		54,606
Building Products – 0.0%
Lennox International, Inc.	300	10,791
NCI Building Systems, Inc. (a)	400	9,680
Universal Forest Products, Inc.	200	6,440
Building Products Total		26,911
Commercial Services & Supplies – 0.4%
ABM Industries, Inc.	350	7,854
Casella Waste Systems, Inc., Class A (a)	680	7,432
CBIZ, Inc. (a)	910	7,389
CDI Corp.	271	6,789
Consolidated Graphics, Inc. (a)	350	19,618
Dun & Bradstreet Corp. (b)	4,075	331,624
Equifax, Inc.	900	31,032
FTI Consulting, Inc. (a)	982	69,761
Geo Group, Inc. (a)	796	22,638
Healthcare Services Group, Inc.	559	11,538
Huron Consulting Group, Inc. (a)	349	14,501
IHS, Inc., Class A (a)	1,062	68,297
Kimball International, Inc., Class B	570	6,110
Korn/Ferry International (a)	550	9,295
Robert Half International, Inc.	930	23,938
Stericycle, Inc. (a)	760	39,140
TeleTech Holdings, Inc. (a)	1,580	35,487
United Stationers, Inc. (a)	220	10,494
Commercial Services & Supplies Total		722,937
Construction & Engineering – 0.7%
EMCOR Group, Inc. (a)	600	13,326
FLSmidth & Co. A/S	6,400	634,796
Foster Wheeler Ltd. (a)	1,400	79,268
Jacobs Engineering Group, Inc. (a)	650	47,833
KHD Humboldt Wedag International Ltd. (a)	548	13,349
Midas Holdings Ltd.	389,000	285,131
Quanta Services, Inc. (a)(b)	13,300	308,161
Construction & Engineering Total		1,381,864

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.3%
ABB Ltd., ADR	11,816	318,087
Alstom	1,366	296,733
AMETEK, Inc.	795	34,908
Belden CDT, Inc.	300	10,596
Bharat Heavy Electricals Ltd.	5,300	269,710
Cooper Industries Ltd., Class A	800	32,120
Dongfang Electrical Machinery Co., Ltd., Class H	106,000	428,552
First Solar, Inc. (a)	170	39,294
General Cable Corp. (a)	490	28,944
II-VI, Inc. (a)	780	29,624
Roper Industries, Inc.	695	41,311
SunPower Corp., Class A (a)	505	37,628
Vestas Wind Systems A/S	7,050	771,503
Woodward Governor Co.	1,526	40,775
Electrical Equipment Total		2,379,785
Industrial Conglomerates – 2.0%
General Electric Co.	65,496	2,424,007
McDermott International, Inc. (a)	15,965	875,201
Siemens AG, Registered Shares	4,300	466,649
Teleflex, Inc.	450	21,470
Textron, Inc.	800	44,336
Walter Industries, Inc.	330	20,668
Industrial Conglomerates Total		3,852,331
Machinery – 1.4%
Actuant Corp., Class A	956	28,881
AGCO Corp. (a)	395	23,653
Axsys Technologies, Inc. (a)	330	16,460
Barnes Group, Inc.	1,188	27,265
Bucyrus International, Inc., Class A	550	55,907
Cummins, Inc.	1,205	56,418
Eaton Corp.	8,800	701,096
EnPro Industries, Inc. (a)	480	14,971
Flowserve Corp.	340	35,489
Harsco Corp.	810	44,858
Jain Irrigation Systems Ltd.	15,100	226,939
Joy Global, Inc.	8,480	552,557
Kadant, Inc. (a)	212	6,229
Kennametal, Inc.	1,400	41,202

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Manitowoc Co., Inc.	860	35,088
Mitsubishi Heavy Industries, Ltd.	89,000	387,315
Parker Hannifin Corp. (b)	5,750	398,302
Tennant Co.	506	20,144
Wabtec Corp.	853	32,124
Machinery Total		2,704,898
Marine – 0.0%
Alexander & Baldwin, Inc.	800	34,464
DryShips, Inc.	395	23,665
Genco Shipping & Trading Ltd.	345	19,468
Marine Total		77,597
Road & Rail – 0.7%
Amerco, Inc. (a)	150	8,564
Canadian Pacific Railway Ltd.	600	38,574
Central Japan Railway Co.	46	478,997
Dollar Thrifty Automotive Group, Inc. (a)	230	3,137
Genesee & Wyoming, Inc., Class A (a)	925	31,820
Heartland Express, Inc.	530	7,558
Landstar System, Inc. (b)	6,850	357,296
Ryder System, Inc.	110	6,700
Union Pacific Corp. (b)	3,100	388,678
Werner Enterprises, Inc.	970	18,003
Road & Rail Total		1,339,327
Trading Companies & Distributors – 0.4%
Kaman Corp.	430	12,165
Mitsui & Co., Ltd.	35,000	724,607
Watsco, Inc.	360	14,911
Trading Companies & Distributors Total		751,683
INDUSTRIALS TOTAL		17,438,042
INFORMATION TECHNOLOGY – 9.6%
Communications Equipment – 1.4%
Anaren, Inc. (a)	738	9,343
Bel Fuse, Inc., Class B	180	5,015
Black Box Corp.	271	8,360
Cisco Systems, Inc. (a)	44,380	1,069,114
Corning, Inc.	25,400	610,616
Digi International, Inc. (a)	1,123	12,960
Dycom Industries, Inc. (a)	630	7,566
Harris Corp.	770	37,368
Ixia (a)	1,304	10,119

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Nokia Oyj, ADR	7,700	245,091
Polycom, Inc. (a)	2,002	45,125
QUALCOMM, Inc.	15,200	623,200
Research In Motion Ltd. (a)	250	28,058
Tollgrade Communications, Inc. (a)	480	2,515
Communications Equipment Total		2,714,450
Computers & Peripherals – 2.3%
Apple, Inc. (a)	5,400	774,900
Brocade Communications Systems, Inc. (a)	920	6,716
Diebold, Inc.	300	11,265
Electronics for Imaging, Inc. (a)	560	8,355
EMC Corp. (a)(b)	53,500	767,190
Emulex Corp. (a)	530	8,607
Hewlett-Packard Co.	42,060	1,920,460
International Business Machines Corp.	6,300	725,382
NCR Corp. (a)	2,200	50,226
QLogic Corp. (a)	580	8,903
Stratasys, Inc. (a)	420	7,476
Computers & Peripherals Total		4,289,480
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)(b)	13,875	413,891
Amphenol Corp., Class A	795	29,614
Anixter International, Inc. (a)	280	17,931
Arrow Electronics, Inc. (a)	1,300	43,745
AU Optronics Corp., ADR	18,910	325,063
Benchmark Electronics, Inc. (a)	570	10,232
Brightpoint, Inc. (a)	1,030	8,611
CPI International, Inc. (a)	620	6,150
Daktronics, Inc.	1,640	29,372
FLIR Systems, Inc. (a)	650	19,559
Itron, Inc. (a)	335	30,227
Mettler-Toledo International, Inc. (a)	300	29,136
MTS Systems Corp.	280	9,033
NAM TAI Electronics, Inc.	1,170	11,232
Plexus Corp. (a)	270	7,574
Rofin-Sinar Technologies, Inc. (a)	816	36,638
Vishay Intertechnology, Inc. (a)	1,020	9,241
Electronic Equipment & Instruments Total		1,037,249

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – 0.7%
Akamai Technologies, Inc. (a)	12,000	337,920
Constant Contact, Inc. (a)	234	3,388
eBay, Inc. (a)	10,300	307,352
Equinix, Inc. (a)	753	50,067
Gmarket, Inc., ADR (a)	390	8,354
Google, Inc., Class A (a)(b)	1,337	588,908
Sohu.com, Inc. (a)	370	16,698
ValueClick, Inc. (a)	1,220	21,045
VeriSign, Inc. (a)	815	27,091
VistaPrint Ltd. (a)	570	19,921
Websense, Inc. (a)	770	14,438
Internet Software & Services Total		1,395,182
IT Services – 0.5%
CACI International, Inc., Class A (a)	640	29,152
Cognizant Technology Solutions Corp., Class A (a)	1,245	35,893
CSG Systems International, Inc. (a)	357	4,059
DST Systems, Inc. (a)	330	21,694
Fiserv, Inc. (a)	655	31,499
Global Payments, Inc.	600	24,816
Mastercard, Inc., Class A	1,615	360,129
MAXIMUS, Inc.	210	7,709
MPS Group, Inc. (a)	1,680	19,858
Paychex, Inc.	855	29,292
Satyam Computer Services Ltd., ADR	1,562	35,286
Visa, Inc., Class A (a)(b)	4,866	303,444
IT Services Total		902,831
Semiconductors & Semiconductor Equipment – 1.8%
Actel Corp. (a)	645	9,875
Advanced Energy Industries, Inc. (a)	350	4,641
Altera Corp.	1,400	25,802
Analog Devices, Inc.	1,090	32,177
Applied Materials, Inc.	28,400	554,084
ASML Holding N.V., N.Y. Registered Shares (a)	1,030	25,554
Asyst Technologies, Inc. (a)	742	2,597
Atheros Communications, Inc. (a)	1,501	31,281
ATMI, Inc. (a)	160	4,453
Cabot Microelectronics Corp. (a)	140	4,501
Exar Corp. (a)	580	4,773

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Fairchild Semiconductor International, Inc. (a)	450	5,364
Intel Corp.	41,100	870,498
Intersil Corp., Class A (b)	11,600	297,772
KLA-Tencor Corp.	500	18,550
Lam Research Corp. (a)(b)	6,305	240,977
Marvell Technology Group Ltd. (a)	2,065	22,467
Maxim Integrated Products, Inc.	1,465	29,871
Microchip Technology, Inc.	765	25,039
MKS Instruments, Inc. (a)	353	7,554
Monolithic Power Systems, Inc. (a)	1,256	22,143
National Semiconductor Corp. (b)	22,100	404,872
Netlogic Microsystems, Inc. (a)	1,178	28,437
NVIDIA Corp. (a)	10,693	211,615
Power Integrations, Inc. (a)	1,091	31,923
RF Micro Devices, Inc. (a)	1,140	3,032
Spansion, Inc., Class A (a)	2,100	5,775
Tessera Technologies, Inc. (a)	362	7,530
Texas Instruments, Inc. (b)	7,400	209,198
Tokyo Electron Ltd.	5,300	327,921
Varian Semiconductor Equipment Associates, Inc. (a)	102	2,871
Verigy Ltd. (a)	1,689	31,821
Semiconductors & Semiconductor Equipment Total		3,504,968
Software – 2.3%
ACI Worldwide, Inc. (a)	400	7,968
Activision, Inc. (a)	1,466	40,036
Adobe Systems, Inc. (a)	695	24,735
Advent Software, Inc. (a)	415	17,687
Ansoft Corp. (a)	905	27,621
ANSYS, Inc. (a)	1,036	35,763
Autodesk, Inc. (a)	692	21,784
Blackboard, Inc. (a)	420	13,999
BluePhoenix Solutions Ltd. (a)	1,010	8,434
BMC Software, Inc. (a)(b)	7,265	236,258
Captaris, Inc. (a)	1,170	5,171
Citrix Systems, Inc. (a)	726	21,294
Concur Technologies, Inc. (a)	250	7,763
Electronic Arts, Inc. (a)(b)	15,585	778,003

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
FactSet Research Systems, Inc.	1,155	62,220
InterVoice, Inc. (a)	590	4,696
Intuit, Inc. (a)	1,600	43,216
Lawson Software, Inc. (a)	480	3,614
McAfee, Inc. (a)	1,455	48,146
Micros Systems, Inc. (a)	446	15,012
Microsoft Corp.	42,560	1,207,853
MSC.Software Corp. (a)	920	11,951
Nintendo Co., Ltd.	1,100	569,840
Nuance Communications, Inc. (a)	979	17,044
Oracle Corp. (a)	39,000	762,840
Progress Software Corp. (a)	873	26,120
Salesforce.com, Inc. (a)(b)	6,720	388,886
SPSS, Inc. (a)	190	7,368
Sybase, Inc. (a)	490	12,887
Synopsys, Inc. (a)	500	11,355
The9 Ltd., ADR (a)	1,339	27,450
Software Total		4,467,014
INFORMATION TECHNOLOGY TOTAL		18,311,174
MATERIALS – 3.0%
Chemicals – 1.7%
Agrium, Inc.	520	32,297
Air Products & Chemicals, Inc.	825	75,900
Albemarle Corp.	800	29,216
E.I. Du Pont de Nemours & Co. (b)	4,800	224,448
H.B. Fuller Co.	810	16,532
Koppers Holdings, Inc.	545	24,149
Linde AG	4,600	650,234
Minerals Technologies, Inc.	240	15,072
Monsanto Co. (b)	3,120	347,880
Mosaic Co. (a)	335	34,371
Potash Corp. of Saskatchewan, Inc.	2,105	326,717
PPG Industries, Inc.	775	46,895
Praxair, Inc. (b)	6,100	513,803
Sensient Technologies Corp.	520	15,335
Sumitomo Chemical Co., Ltd.	65,000	417,490
Syngenta AG, ADR	595	34,814
Terra Industries, Inc. (a)	522	18,547
Umicore	9,000	469,462
Chemicals Total		3,293,162

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 0.0%
Eagle Materials, Inc.	380	13,509
Construction Materials Total		13,509
Containers & Packaging – 0.1%
AptarGroup, Inc.	550	21,411
Crown Holdings, Inc. (a)	1,300	32,708
Greif, Inc., Class A	655	44,494
Greif, Inc., Class B	328	20,051
Packaging Corp. of America	1,863	41,601
Containers & Packaging Total		160,265
Metals & Mining – 0.9%
Agnico-Eagle Mines Ltd.	415	28,100
Alcoa, Inc. (b)	12,100	436,326
Allegheny Technologies, Inc. (b)	2,216	158,134
Carpenter Technology Corp.	150	8,396
Cleveland-Cliffs, Inc.	360	43,135
Coeur d’Alene Mines Corp. (a)	2,000	8,080
Freeport-McMoRan Copper & Gold, Inc.	8,336	802,090
Haynes International, Inc. (a)	159	8,726
Hecla Mining Co. (a)	840	9,374
Kaiser Aluminum Corp.	217	15,038
Nucor Corp. (b)	3,700	250,638
RTI International Metals, Inc. (a)	235	10,624
Worthington Industries, Inc.	690	11,640
Metals & Mining Total		1,790,301
Paper & Forest Products – 0.3%
Mercer International, Inc. (a)	1,030	7,179
Weyerhaeuser Co. (b)	7,450	484,548
Paper & Forest Products Total		491,727
MATERIALS TOTAL		5,748,964
TELECOMMUNICATION SERVICES – 1.9%
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	47,554	1,821,318
Time Warner Telecom, Inc., Class A (a)	14,615	226,386
Verizon Communications, Inc.	12,699	462,879
Warwick Valley Telephone Co.	530	6,265
Diversified Telecommunication Services Total		2,516,848

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.6%
American Tower Corp., Class A (a)	12,047	472,363
Crown Castle International Corp. (a)	1,170	40,353
Millicom International Cellular SA (a)	311	29,405
Mobile TeleSystems OJSC, ADR	340	25,789
Syniverse Holdings, Inc. (a)	1,576	26,256
Vodafone Group PLC	160,675	481,118
Wireless Telecommunication Services Total		1,075,284
TELECOMMUNICATION SERVICES TOTAL		3,592,132
UTILITIES – 3.0%
Electric Utilities – 1.8%
ALLETE, Inc.	350	13,517
American Electric Power Co., Inc.	1,400	58,282
Edison International	1,300	63,726
El Paso Electric Co. (a)	650	13,891
Electricite de France	3,850	334,928
Entergy Corp. (b)	8,154	889,438
Exelon Corp. (b)	6,000	487,620
Fortum Oyj	18,800	765,936
FPL Group, Inc.	8,650	542,701
Hawaiian Electric Industries, Inc.	540	12,890
ITC Holdings Corp.	907	47,218
Maine & Maritimes Corp. (a)	110	3,058
MGE Energy, Inc.	370	12,602
Otter Tail Corp.	294	10,405
Portland General Electric Co.	534	12,042
PPL Corp. (b)	7,285	334,527
UIL Holdings Corp.	380	11,449
Electric Utilities Total		3,614,230
Gas Utilities – 0.1%
AGL Resources, Inc.	1,300	44,616
Questar Corp.	720	40,723
WGL Holdings, Inc.	410	13,145
Gas Utilities Total		98,484
Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc.	295	26,040
Mirant Corp. (a)	1,400	50,946
Reliant Energy, Inc. (a)	1,500	35,475
Independent Power Producers & Energy Traders Total		112,461

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 0.9%
Avista Corp.	650	12,714
CH Energy Group, Inc.	590	22,951
NorthWestern Corp.	420	10,235
PG&E Corp.	9,511	350,195
Public Service Enterprise Group, Inc.	11,972	481,155
Sempra Energy	1,000	53,280
Suez SA	11,500	755,553
Wisconsin Energy Corp.	1,000	43,990
Multi-Utilities Total		1,730,073
Water Utilities – 0.1%
Epure International Ltd. (a)	609,000	235,557
Water Utilities Total		235,557
UTILITIES TOTAL		5,790,805

Total Common Stocks (cost of $113,165,192)		117,594,680

	Par ($)
Mortgage-Backed Securities – 10.3%
Federal Home Loan Mortgage Corp.
5.500% 12/01/20	29,464	30,129
5.500% 01/01/21	493,398	504,841
5.500% 07/01/21	225,186	230,068
5.500% 08/01/21	701,787	717,001
5.500% 12/01/32	57,653	58,436
5.500% 08/01/35	138,333	139,951
5.500% 10/01/35	301,071	304,593
5.500% 11/01/35	809,744	819,217
5.500% 12/01/37	826,127	835,010
6.000% 11/01/14	40,672	41,992
6.500% 05/01/11	17,035	17,757
6.500% 06/01/11	127,383	132,782
6.500% 03/01/26	74,712	78,329
6.500% 06/01/26	91,659	96,096
6.500% 03/01/27	26,263	27,535
6.500% 09/01/28	97,533	102,116
6.500% 06/01/31	241,308	252,352
6.500% 07/01/31	22,562	23,615
6.500% 11/01/32	17,415	18,180
6.500% 08/01/36	728,498	756,346
7.000% 04/01/29	7,157	7,604
7.000% 08/01/31	10,628	11,267

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
7.500% 01/01/30	17,968	19,439
8.000% 09/01/15	6,880	7,313
12.000% 07/01/20	42,886	47,526
TBA,
5.000% 04/14/38(c)	570,000	564,300
Federal National Mortgage Association
5.000% 05/01/37	613,991	608,182
5.000% 06/01/37	3,148,087	3,118,300
5.500% 11/01/21	813,927	832,023
5.500% 05/01/36	1,175,592	1,188,170
5.500% 11/01/36	733,713	741,563
6.000% 07/01/31	23,569	24,317
6.000% 07/01/35	486,825	499,585
6.000% 02/01/36	142,346	145,985
6.000% 04/01/36	29,205	29,952
6.000% 09/01/36	418,299	428,990
6.000% 11/01/36	1,948,788	1,998,596
6.000% 07/01/37	1,359,777	1,394,193
6.000% 08/01/37	1,021,840	1,047,703
6.120% 10/01/08	217,788	219,593
6.500% 12/01/31	2,030	2,118
6.500% 05/01/33	4,247	4,432
6.500% 10/01/36	736,137	763,090
6.500% 08/01/37	212,703	220,476
7.000% 07/01/31	15,329	16,307
7.000% 07/01/32	5,118	5,439
7.000% 07/01/37	138,125	145,088
7.500% 09/01/15	10,875	11,367
7.500% 02/01/30	8,466	9,139
7.500% 08/01/31	30,314	32,693
8.000% 04/01/30	1,605	1,740
8.000% 05/01/30	4,047	4,386
Government National Mortgage Association
5.625% 07/20/25(d)	16,643	16,773
6.000% 03/15/29	2,504	2,598
6.500% 05/15/13	27,538	28,838
6.500% 05/15/24	21,801	22,776
6.500% 04/15/29	25,418	26,581
6.500% 05/15/29	14,891	15,572
7.000% 11/15/13	2,916	3,059
7.000% 06/15/31	3,583	3,827
7.000% 06/15/32	987	1,054

	Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
8.000% 03/15/26	194,535	213,377
9.000% 12/15/17	2,748	2,995

Total Mortgage-Backed Securities (cost of $19,020,903)		19,674,672
Corporate Fixed-Income Bonds & Notes – 10.0%
BASIC MATERIALS – 0.3%
Chemicals – 0.1%
Huntsman International LLC
7.875% 11/15/14	200,000	212,000
Chemicals Total		212,000
Forest Products & Paper – 0.1%
Georgia-Pacific Corp.
8.000% 01/15/24	205,000	180,400
Forest Products & Paper Total		180,400
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	165,000	175,106
Metals & Mining Total		175,106
BASIC MATERIALS TOTAL		567,506
COMMUNICATIONS – 1.8%
Media – 0.9%
Charter Communications Holdings II LLC/ Charter Communications Holdings II/ Capital Corp.
10.250% 09/15/10	160,000	145,600
Comcast Cable Holdings LLC
9.875% 06/15/22	5,000	6,186
CSC Holdings, Inc.
7.625% 04/01/11	150,000	148,313
EchoStar DBS Corp.
6.625% 10/01/14	180,000	163,800
Jones Intercable, Inc.
7.625% 04/15/08	350,000	350,410
Lamar Media Corp.
7.250% 01/01/13	190,000	180,500
News America, Inc.
6.550% 03/15/33	200,000	196,140
R.H. Donnelley Corp.
8.875% 10/15/17(e)	180,000	112,500
Time Warner Cable, Inc.
6.550% 05/01/37	250,000	235,995

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Viacom, Inc.
6.125% 10/05/17	75,000	73,132
Media Total		1,612,576
Telecommunication Services – 0.9%
AT&T, Inc.
5.100% 09/15/14	240,000	238,433
BellSouth Corp.
6.000% 10/15/11	2,000	2,092
British Telecommunications PLC
5.150% 01/15/13	125,000	123,181
Citizens Communications Co.
7.875% 01/15/27	230,000	197,225
France Telecom SA
7.750% 03/01/11	1,000	1,084
Intelsat Bermuda Ltd.
9.250% 06/15/16	190,000	191,425
Lucent Technologies, Inc.
6.450% 03/15/29	205,000	146,575
New Cingular Wireless Services, Inc.
8.125% 05/01/12	3,000	3,357
8.750% 03/01/31	153,000	185,680
Qwest Corp.
8.875% 03/15/12	150,000	153,000
Telefonica Emisones SAU
5.984% 06/20/11	200,000	205,950
Telefonos de Mexico SAB de CV
4.500% 11/19/08	16,000	16,003
Vodafone Group PLC
5.000% 12/16/13	145,000	142,049
Windstream Corp.
8.625% 08/01/16	200,000	196,500
Telecommunication Services Total		1,802,554
COMMUNICATIONS TOTAL		3,415,130
CONSUMER CYCLICAL – 0.8%
Apparel – 0.1%
Levi Strauss & Co.
9.750% 01/15/15	165,000	164,381
Apparel Total		164,381

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – 0.1%
General Motors Corp.
8.375% 07/15/33	205,000	144,525
Auto Manufacturers Total		144,525
Home Builders – 0.0%
KB Home
5.875% 01/15/15	90,000	77,850
Home Builders Total		77,850
Lodging – 0.3%
Marriott International, Inc.
5.625% 02/15/13	150,000	144,799
Mashantucket Western Pequot Tribe
8.500% 11/15/15(e)	175,000	154,000
MGM Mirage
7.500% 06/01/16	190,000	171,000
Pinnacle Entertainment, Inc.
7.500% 06/15/15(e)	100,000	78,750
Lodging Total		548,549
Retail – 0.3%
CVS Caremark Corp.
5.750% 06/01/17	185,000	187,879
Home Depot, Inc.
5.875% 12/16/36	160,000	130,619
Rite Aid Corp.
9.375% 12/15/15	185,000	145,225
Wal-Mart Stores, Inc.
5.800% 02/15/18	225,000	235,806
Retail Total		699,529
CONSUMER CYCLICAL TOTAL		1,634,834
CONSUMER NON-CYCLICAL – 1.0%
Beverages – 0.1%
Coca-Cola Enterprises, Inc.
5.750% 11/01/08	35,000	35,508
Diageo Capital PLC
5.750% 10/23/17	200,000	204,827
Beverages Total		240,335

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – 0.2%
Ashtead Capital, Inc.
9.000% 08/15/16(e)	145,000	117,450
Corrections Corp. of America
7.500% 05/01/11	155,000	156,550
Iron Mountain, Inc.
7.750% 01/15/15	140,000	140,700
Service Corp. International
6.750% 04/01/16	5,000	4,838
Commercial Services Total		419,538
Food – 0.3%
ConAgra Foods, Inc.
6.750% 09/15/11	180,000	194,086
Kraft Foods, Inc.
6.500% 08/11/17	150,000	153,892
Smithfield Foods, Inc.
7.750% 07/01/17	185,000	180,375
Food Total		528,353
Healthcare Services – 0.2%
HCA, Inc.
PIK,
9.625% 11/15/16	140,000	145,250
Tenet Healthcare Corp.
9.875% 07/01/14	200,000	193,500
Healthcare Services Total		338,750
Household Products/Wares – 0.1%
Fortune Brands, Inc.
5.375% 01/15/16	165,000	155,931
Household Products/Wares Total		155,931
Pharmaceuticals – 0.1%
Wyeth
5.500% 02/01/14	195,000	201,982
Pharmaceuticals Total		201,982
CONSUMER NON-CYCLICAL TOTAL		1,884,889
ENERGY – 1.0%
Coal – 0.1%
Arch Western Finance LLC
6.750% 07/01/13	170,000	169,575
Coal Total		169,575
Oil & Gas – 0.5%
Canadian Natural Resources Ltd.
5.700% 05/15/17	150,000	151,689

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)

Chesapeake Energy Corp.
6.375% 06/15/15	145,000	140,650
KCS Energy, Inc.
7.125% 04/01/12	170,000	160,650
Nexen, Inc.
5.875% 03/10/35	200,000	182,004
Talisman Energy, Inc.
6.250% 02/01/38	200,000	184,263
Valero Energy Corp.
6.875% 04/15/12	140,000	150,490
Oil & Gas Total		969,746
Oil & Gas Services – 0.1%

Weatherford International Ltd.
5.150% 03/15/13	100,000	100,087
Oil & Gas Services Total		100,087
Pipelines – 0.3%
El Paso Corp.
6.875% 06/15/14	190,000	193,757
Energy Transfer Partners LP
6.625% 10/15/36	175,000	162,280
MarkWest Energy Partners LP
8.500% 07/15/16	145,000	146,088
TEPPCO Partners LP
7.625% 02/15/12	10,000	10,638
TransCanada Pipelines Ltd.
6.350% 05/15/67(d)	225,000	198,874
Pipelines Total		711,637
ENERGY TOTAL		1,951,045
FINANCIALS – 3.1%

Banks – 0.9%
Credit Suisse
6.000% 02/15/18	200,000	199,523
HSBC Capital Funding LP
9.547% 12/31/49(d)(e)	300,000	322,441
JPMorgan Chase & Co.
6.000% 01/15/18	225,000	234,635
National City Bank
4.625% 05/01/13	19,000	15,961
PNC Funding Corp.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
5.625% 02/01/17	225,000	214,374
SunTrust Preferred Capital I
5.853% 12/15/11(d)	200,000	148,226
USB Capital IX
6.189% 04/15/49(d)	350,000	259,875
Wachovia Corp.
4.875% 02/15/14	200,000	194,827
Wells Fargo & Co.
5.125% 09/01/12	200,000	206,053
Banks Total		1,795,915
Diversified Financial Services – 1.9%

AGFC Capital Trust I
6.000% 01/15/67(d)(e)	250,000	206,013
American Express Centurion Bank
5.200% 11/26/10	250,000	252,918
Capital One Financial Corp.
5.500% 06/01/15	315,000	276,872
CDX North America High Yield
8.750% 12/29/12(e)	346,500	329,608
Citicorp Lease Pass-Through Trust
8.040% 12/15/19(e)	575,000	635,240
Ford Motor Credit Co.
8.000% 12/15/16	210,000	164,389
General Electric Capital Corp.
5.000% 01/08/16	85,000	85,087
GMAC LLC
8.000% 11/01/31	185,000	132,588
Goldman Sachs Group, Inc.
6.345% 02/15/34	285,000	246,780
HSBC Finance Corp.
5.000% 06/30/15	50,000	47,062
Lehman Brothers Holdings, Inc.
5.750% 07/18/11	250,000	245,695
LVB Acquisition Merger Sub, Inc.
PIK,
10.375% 10/15/17(e)	180,000	186,750
MassMutual Global Funding II
2.550% 07/15/08(e)	6,000	5,994
Merrill Lynch & Co., Inc.
6.050% 08/15/12	250,000	253,910
Morgan Stanley

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
4.750% 04/01/14	40,000	37,131
6.750% 04/15/11	235,000	246,330
Nuveen Investments, Inc.
10.500% 11/15/15(e)	85,000	72,887
SLM Corp.
5.375% 05/15/14	225,000	168,856
Diversified Financial Services Total		3,594,110
Insurance – 0.1%

American International Group, Inc.
2.875% 05/15/08	150,000	149,715
Prudential Financial, Inc.
4.500% 07/15/13	2,000	1,963
Insurance Total		151,678
Real Estate – 0.0%

ERP Operating LP
5.200% 04/01/13	1,000	962
Real Estate Total		962
Real Estate Investment Trusts (REITs) – 0.2%

Health Care Property Investors, Inc.
6.450% 06/25/12	159,000	155,094
Simon Property Group LP
5.750% 12/01/15	150,000	142,690
Real Estate Investment Trusts (REITs) Total		297,784
FINANCIALS TOTAL		5,840,449
INDUSTRIALS – 0.8%

Aerospace & Defense – 0.2%

L-3 Communications Corp.
6.375% 10/15/15	175,000	171,063
United Technologies Corp.
5.375% 12/15/17	140,000	143,627
Aerospace & Defense Total		314,690
Environmental Control – 0.1%

Allied Waste North America, Inc.
7.125% 05/15/16	150,000	149,625
Environmental Control Total		149,625

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery – 0.1%

Caterpillar Financial Services Corp.
4.300% 06/01/10	225,000	229,130

Machinery Total		229,130
Miscellaneous Manufacturing – 0.1%

Bombardier, Inc.
6.300% 05/01/14(e)	185,000	175,750
Miscellaneous Manufacturing Total		175,750
Packaging & Containers – 0.2%

Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	150,000	154,125
Owens-Illinois, Inc.
7.500% 05/15/10	155,000	158,487
Packaging & Containers Total		312,612
Transportation – 0.1%

Burlington Northern Santa Fe Corp.
6.200% 08/15/36	175,000	168,660
Union Pacific Corp.
3.875% 02/15/09	25,000	25,106
United Parcel Service, Inc.
4.500% 01/15/13	110,000	113,967
Transportation Total		307,733
INDUSTRIALS TOTAL		1,489,540
TECHNOLOGY – 0.1%

Semiconductors – 0.1%

Freescale Semiconductor, Inc.
PIK,
9.125% 12/15/14	225,000	164,250
Semiconductors Total		164,250
TECHNOLOGY TOTAL		164,250
UTILITIES – 1.1%

Electric – 0.9%
AES Corp.
7.750% 03/01/14	175,000	176,094
Commonwealth Edison Co.
5.950% 08/15/16	175,000	177,749
Consolidated Edison Co. of New York
4.700% 06/15/09	7,000	7,103
Energy East Corp.
6.750% 06/15/12	1,000	1,069
Indiana Michigan Power Co.

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
5.650% 12/01/15	250,000	246,472
Intergen NV
9.000% 06/30/17(e)	180,000	188,100
NiSource Finance Corp.
5.400% 07/15/14	9,000	8,898
NRG Energy, Inc.
7.375% 02/01/16	180,000	176,400
NY State Electric & Gas Corp.
5.750% 05/01/23	1,000	903
Pacific Gas & Electric Co.
5.800% 03/01/37	180,000	170,294
Progress Energy, Inc.
7.750% 03/01/31	150,000	175,911
Public Service Electric & Gas Co.
4.000% 11/01/08	5,000	5,003
Southern California Edison Co.
5.000% 01/15/14	200,000	202,993
Texas Competitive Electric Holdings Co.,
PIK,
10.500% 11/01/16(e)	195,000	191,100
Electric Total		1,728,089
Gas – 0.2%
Atmos Energy Corp.
6.350% 06/15/17	200,000	204,446
Sempra Energy
4.750% 05/15/09	225,000	227,022
Gas Total		431,468
UTILITIES TOTAL		2,159,557

Total Corporate Fixed-Income Bonds & Notes (cost of $20,098,460)		19,107,200
Collateralized Mortgage Obligations – 4.2%
AGENCY – 2.0%
Federal Home Loan Mortgage Corp.
4.000% 09/15/15	160,000	161,530
4.500% 03/15/21	180,000	182,746
4.500% 08/15/28	597,000	602,802
5.000% 12/15/15	114,507	114,868
6.000% 02/15/28	653,431	669,533

	Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
Federal National Mortgage Association
5.000% 07/25/15	1,500,000	1,517,892
5.000% 12/25/15	549,483	557,360
AGENCY TOTAL		3,806,731
NON - AGENCY – 2.2%
American Mortgage Trust
8.445% 09/27/22(d)	8,000	4,850
Bear Stearns Adjustable Rate Mortgage Trust
5.484% 02/25/47(d)	694,416	664,492
Countrywide Alternative Loan Trust
5.250% 03/25/35	58,882	55,611
5.250% 08/25/35	338,205	333,755
5.500% 10/25/35	604,581	578,086
JPMorgan Mortgage Trust
6.044% 10/25/36(d)	721,088	703,906
Lehman Mortgage Trust
6.500% 01/25/38	601,437	591,101
WaMu Mortgage Pass-Through Certificates
5.714% 02/25/37(d)	1,190,968	1,128,667
Washington Mutual Alternative Mortgage Pass-Through Certificates
5.500% 10/25/35	152,420	150,043
Wells Fargo Alternative Loan Trust
5.500% 02/25/35	58,368	52,721
NON - AGENCY TOTAL		4,263,232

Total Collateralized Mortgage Obligations (cost of $8,285,574)		8,069,963
Government & Agency Obligations – 4.0%
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Province of Ontario
2.750% 02/22/11	175,000	175,113
Province of Quebec
5.000% 07/17/09	500,000	516,539
United Mexican States
7.500% 04/08/33	273,000	331,013
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,022,665
U.S. GOVERNMENT AGENCIES – 1.2%
Federal Home Loan Bank
5.500% 08/13/14	290,000	320,742

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp.
5.500% 08/23/17	710,000	783,119
6.750% 03/15/31	20,000	25,100
Federal National Mortgage Association
5.250% 08/01/12	1,055,000	1,106,325
U.S. GOVERNMENT AGENCIES TOTAL		2,235,286
U.S. GOVERNMENT OBLIGATIONS – 2.3%
U.S. Treasury Bonds
5.375% 02/15/31	3,128,000	3,617,726
U.S. Treasury Inflation Indexed Bond
3.500% 01/15/11	612,363	677,187
U.S. GOVERNMENT OBLIGATIONS TOTAL		4,294,913

Total Government & Agency Obligations (cost of $7,070,725)		7,552,864
Commercial Mortgage-Backed Securities – 3.4%
Bear Stearns Commercial Mortgage Securities
4.680% 08/13/39(d)	32,000	30,999
5.449% 12/11/40(d)	170,000	164,058
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.366% 12/11/49(d)	310,000	276,193
CS First Boston Mortgage Securities Corp.
4.577% 04/15/37	759,000	747,976
First Union - Chase Commercial Mortgage
6.645% 06/15/31	597,511	602,443
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780% 07/15/42	200,000	187,088
5.447% 06/12/47	358,000	335,825
5.525% 04/15/43(d)	989,000	908,949
LB-UBS Commercial Mortgage Trust
5.084% 02/15/31	120,000	118,295
6.510% 12/15/26	2,735,391	2,804,802
Merrill Lynch Mortgage Trust
5.244% 11/12/37(d)	310,000	298,256
Morgan Stanley Capital I
4.970% 12/15/41	73,000	71,168

	Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
PNC Mortgage Acceptance Corp.

5.910% 03/12/34	11,856	11,908

Total Commercial Mortgage-Backed Securities (cost of $6,755,128)		6,557,960
Asset-Backed Securities – 1.1%
Citicorp Residential Mortgage Securities, Inc.
6.080% 06/25/37	340,000	314,361
Consumer Funding LLC
5.430% 04/20/15	510,000	534,538
Ford Credit Auto Owner Trust
5.470% 06/15/12	500,000	513,012
Green Tree Financial Corp.
6.870% 01/15/29	91,732	92,186
Origen Manufactured Housing
3.380% 08/15/17	31,648	31,537
USAA Auto Owner Trust
4.500% 10/15/13	685,000	686,041

Total Asset-Backed Securities (cost of $2,191,362)		2,171,675

	Shares
Preferred Stock – 0.2%
FINANCIALS – 0.2%
Insurance – 0.2%
Unipol Gruppo Finanziario SpA	147,150	422,149
Insurance Total		422,149
FINANCIALS TOTAL		422,149

Total Preferred Stock (cost of $508,103)		422,149
Convertible Preferred Stock – 0.1%
HEALTH CARE – 0.1%
Pharmaceuticals – 0.1%
Schering-Plough Corp., 6.000%	900	137,862
Pharmaceuticals Total		137,862
HEALTH CARE TOTAL		137,862

Total Convertible Preferred Stock (cost of $238,671)		137,862
Investment Company – 0.0%
iShares Russell 2000 Growth Index Fund	208	15,151

Total Investment Company (cost of $16,838)		15,151

	Par ($)	Value ($)
Convertible Bond – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Automobiles – 0.0%
Ford Motor Co.
4.250% 12/15/36	13,000	11,147
Automobiles Total		11,147
CONSUMER DISCRETIONARY TOTAL		11,147

Total Convertible Bond (cost of $13,691)		11,147

	Shares
Securities Lending Collateral – 11.9%
State Street Navigator Securities Lending Prime Portfolio (f) (7 day yield of 3.131%)	22,782,988	22,782,988

Total Securities Lending Collateral (cost of $22,782,988)		22,782,988

	Par ($)
Short-Term Obligations — 5.4%
REPURCHASE AGREEMENT – 5.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 2.150%, collateralized by U.S. Government Agency Obligations with various maturities to 04/18/36, market value $10,110,190 (repurchase proceeds $9,897,591)	9,897,000	9,897,000
REPURCHASE AGREEMENT TOTAL		9,897,000
U.S. GOVERNMENT OBLIGATION – 0.2%
U.S. Treasury Bill
1.000% 06/19/08(g)(h)	375,000	374,383
U.S. GOVERNMENT OBLIGATION TOTAL		374,383

Total Short-Term Obligations (cost of $10,271,383)		10,271,383
Total Investments – 112.2% (cost of $210,419,018)(i)(j)		214,369,694

Other Assets & Liabilities, Net – (12.2)%		(23,284,002)

Net Assets – 100.0%		191,085,692

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible state pricing that may occur between the lose of the foreign exchanges and the time of valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$125,751,934	$170,188
Level 2 – Other Significant Observable Inputs	88,612,724	—
Level 3 – Significant Unobservable Inputs	5,036	—
Total	$214,369,694	$170,188

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$645,486	$—
Accretion of discounts/amortization of premiums	—	—
Realized loss	(480)	—
Change in unrealized depreciation	(18,364)	—
Net sales	(29,976)	—
Transfers out of Level 3	(591,630)	—
Balance as of March 31, 2008	$5,036	$—

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $22,463,749

(c)	Security purchased on a delayed delivery basis.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities, which are not illiquid, amounted to $2,776,583, which represents 1.5% of net assets.

(f)	Investment made with cash collateral received from securities lending activity.

(g)	The rate shown represents the annualized yield at the date of purchase.

(h)	Security pledged as collateral for open futures contracts.

(i)	Cost for federal income tax purposes is $210,520,015.

(j)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$14,437,971	$(10,588,292)	$3,849,679

At March 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Funds	13	$4,303,000	$4,195,812	Jun-2008	$170,188

For the three months ended March 31, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	6	$2,264
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	(6)	(2,264)
Options expired	—	—
Options outstanding at March 31, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Federal Securities Fund, Variable Series

	Par ($)	Value ($)*
Government & Agency Obligations — 50.3%
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Inter-American Development Bank
8.875% 06/01/09	125,000	134,205
Province of Manitoba
5.500% 10/01/08	50,000	50,832
FOREIGN GOVERNMENT OBLIGATIONS TOTAL		185,037
U.S. GOVERNMENT AGENCIES — 17.5%
AID-Israel
5.500% 04/26/24	2,000,000	2,253,898
Federal Home Loan Bank
4.625% 02/18/11	16,000,000	16,972,416
5.375% 07/17/09	2,000,000	2,079,164
Federal Home Loan Mortgage Corp.
5.875% 03/21/11(a)	180,000	194,174
6.250% 07/15/32(a)	100,000	119,200
6.750% 03/15/31(a)	265,000	332,577
U.S. GOVERNMENT AGENCIES TOTAL		21,951,429
U.S. GOVERNMENT OBLIGATIONS — 32.7%
U.S. Treasury Bonds
5.250% 11/15/28(a)	2,200,000	2,475,860
5.500% 08/15/28(a)	760,000	881,125
6.875% 08/15/25(a)(b)	2,112,000	2,785,200
7.125% 02/15/23(a)	1,633,000	2,163,852
U.S. Treasury Notes
4.750% 08/15/17(a)	5,250,000	5,808,632
5.000% 02/15/11(a)	5,280,000	5,760,153
5.750% 08/15/10(a)	13,084,000	14,334,137
6.000% 08/15/09(a)	2,510,000	2,662,560
6.500% 02/15/10(a)	3,850,000	4,192,889
U.S. GOVERNMENT OBLIGATIONS TOTAL		41,064,408

Total Government & Agency Obligations (cost of $59,265,131)		63,200,874
Mortgage-Backed Securities — 43.5%
Federal Home Loan Mortgage Corp.
5.500% 08/01/17	57,030	58,491
5.500% 12/01/17	24,834	25,471
5.500% 05/01/37	16,904,093	17,090,200
6.000% 04/01/32	22,728	23,478
7.000% 06/01/16	11,070	11,639

1

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
7.000% 01/01/26	35,969	38,220
7.500% 02/01/23	24,782	26,847
7.500% 05/01/24	8,090	8,776
10.500% 02/01/19	5,310	6,466
10.750% 11/01/09	2,716	2,780
11.250% 10/01/09	476	505
11.250% 07/01/13	2,156	2,286
12.000% 07/01/13	2,197	2,563
12.000% 07/01/20	30,878	34,219
Federal National Mortgage Association
5.000% 02/01/36(c)	5,268,848	5,222,535
5.763% 09/01/37(d)	4,371,199	4,446,645
6.000% 08/01/22	29,086	30,052
6.000% 12/01/23	137,087	141,375
6.000% 02/01/24	78,652	81,270
6.000% 03/01/24	17,007	17,573
6.000% 11/01/37	6,333,413	6,493,711
6.500% 03/01/09	439	449
6.500% 11/01/23	13,393	14,029
6.500% 01/01/24	24,672	25,841
6.500% 08/01/25	39,802	41,664
6.500% 12/01/25	8,548	8,947
6.500% 01/01/26	19,657	20,581
6.500% 10/01/28	1,027,759	1,074,824
6.500% 08/01/31	4,914	5,128
6.500% 11/01/37	7,734,035	8,016,666
7.000% 07/01/11	49,083	51,255
7.000% 03/01/15	9,384	9,860
7.000% 03/01/29	104,864	111,652
7.500% 11/01/29	69,249	74,876
8.500% 05/01/30	181,838	200,320
9.000% 05/01/12	3,291	3,476
9.000% 05/01/20	6,506	7,006
10.000% 03/01/16	8,998	9,545
12.250% 09/01/12	11,115	12,475
Government National Mortgage Association
5.625% 07/20/22(d)	20,244	20,426
5.625% 07/20/25(d)	33,286	33,546
6.000% 03/15/29	648,198	672,483
6.000% 04/15/29	154,529	160,319

2

	Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
6.000% 05/15/29	132,526	137,491
6.000% 06/15/29	213,157	221,143
6.000% 08/15/29	79,555	82,535
6.500% 10/15/13	18,627	19,506
6.500% 07/15/24	51,879	54,287
6.500% 03/15/28	853,887	893,197
7.000% 09/15/29	25,271	27,025
7.500% 10/15/27	8,796	9,490
7.500% 09/15/29	9,506	10,247
8.000% 07/15/08	449	456
8.500% 04/15/30	449	494
9.000% 06/15/16	11,138	12,160
9.000% 11/15/16	2,410	2,630
9.000% 01/15/17	1,882	2,059
9.000% 03/15/17	9,077	9,933
9.000% 01/15/20	5,209	5,720
9.500% 06/15/09	253	264
9.500% 07/15/09	669	697
9.500% 08/15/09	825	859
9.500% 09/15/09	5,576	5,808
9.500% 10/15/09	11,575	12,051
9.500% 11/15/09	3,302	3,438
9.500% 12/15/09	1,053	1,097
9.500% 11/15/10	1,348	1,428
9.500% 08/15/17	216,820	239,392
9.500% 08/15/22	2,190	2,456
10.000% 11/15/09	4,859	5,118
10.000% 06/15/10	57	62
10.000% 10/15/10	1,617	1,753
10.000% 11/15/19	7,391	8,873
11.500% 04/15/13	24,031	28,273
11.500% 05/15/13	13,212	15,544
TBA,
5.000% 04/21/38(c)	8,500,000	8,497,348

Total Mortgage-Backed Securities (cost of $53,849,527)		54,653,304
Asset-Backed Securities — 5.9%
Chase Funding Mortgage Loan
5.638% 11/25/31	869,382	598,118
6.448% 09/25/30(d)	707,962	486,773
6.975% 02/25/32(d)	1,048,463	903,797

3

	Par ($)	Value ($)
Asset-Backed Securities — (continued)
Citicorp Residential Mortgage Securities, Inc.
5.892% 03/25/37	550,000	459,442
Harley-Davidson Motorcycle Trust
5.540% 04/15/15	300,000	285,799
JPMorgan Mortgage Acquisition Corp.
5.784% 01/25/37	1,060,000	878,448
MBNA Credit Card Master Note Trust
4.450% 08/15/16(e)	1,000,000	804,129
Mid-State Trust
7.340% 07/01/35	687,810	736,045
Residential Asset Mortgage Products, Inc.
4.120% 06/25/33	281,900	256,448
5.600% 12/25/33	606,127	386,928
Small Business Administration
5.360% 11/01/26	950,229	968,142
Wachovia Auto Loan Owner Trust
5.650% 02/20/13	700,000	678,626

Total Asset-Backed Securities (cost of $8,813,823)		7,442,695
Collateralized Mortgage Obligations — 2.7%
AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
6.000% 05/15/29	1,555,000	1,607,256
Federal National Mortgage Association
9.250% 03/25/18	31,784	34,974
AGENCY TOTAL		1,642,230
NON - AGENCY — 1.4%
American Mortgage Trust
8.445% 09/27/22	3,022	1,832
Citicorp Mortgage Securities, Inc.
10.000% 08/25/17	4,549	4,538
Citigroup Mortgage Loan Trust, Inc.
5.784% 11/25/36(d)	787,948	605,965
Comfed Savings Bank
7.815% 01/25/18(d)(f)	11,606	580
First Horizon Asset Securities, Inc.
5.375% 11/25/33(d)	834,779	518,432
GSMPS Mortgage Loan Trust
7.750% 09/19/27(d)(g)	411,145	456,471
Nomura Asset Acceptance Corp.
6.664% 05/25/36(f)	780,000	170,350

4

	Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Rural Housing Trust
6.330% 04/01/26	2	2
NON - AGENCY TOTAL		1,758,170

Total Collateralized Mortgage Obligations (cost of $4,355,734)		3,400,400
Commercial Mortgage-Backed Securities — 2.6%
Asset Securitization Corp.
6.750% 02/14/43	119,962	119,997
JPMorgan Commercial Mortgage Finance Corp.
7.400% 07/15/31(d)	1,542,266	1,563,475
LB Commercial Conduit Mortgage Trust
6.210% 10/15/35	1,525,477	1,526,423
Structured Asset Securities Corp.
I.O.,
2.158% 02/25/28(d)	827,301	4,212

Total Commercial Mortgage-Backed Securities (cost of $3,278,640)		3,214,107
Corporate Fixed-Income Bonds & Notes — 0.5%
FINANCIALS — 0.4%
Banks — 0.2%
Bank of America Corp.
4.875% 01/15/13(e)	175,000	178,415
Sovereign Bank
5.125% 03/15/13	100,000	90,831
Banks Total		269,246
Diversified Financial Services — 0.2%
General Electric Capital Corp.
6.750% 03/15/32(a)	100,000	106,811
JPMorgan Chase & Co.
7.875% 06/15/10	125,000	134,591
Diversified Financial Services Total		241,402
FINANCIALS TOTAL		510,648
UTILITIES — 0.1%
Electric — 0.1%
Hydro Quebec
8.500% 12/01/29	75,000	107,272
Electric Total		107,272
UTILITIES TOTAL		107,272

Total Corporate Fixed-Income Bonds & Notes (cost of $595,133)		617,920

5

	Shares	Value ($)
Securities Lending Collateral — 29.3%
State Street Navigator Securities Lending Prime Portfolio (h) (7 day yield of 3.131%)	36,754,854	36,754,854

Total Securities Lending Collateral (cost of $36,754,854)		36,754,854

	Par ($)
Short-Term Obligation — 7.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 01/23/09, market value $9,359,613 (repurchase proceeds $9,173,548)	9,173,000	9,173,000

Total Short-Term Obligation (cost of $9,173,000)		9,173,000

Total Investments — 142.1% (cost of $176,085,842)(i)(j)		178,457,154

Other Assets & Liabilities, Net — (42.1)%		(52,867,035)

Net Assets — 100.0%		125,590,119

6

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

7

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$77,819,262	$438,264
Level 2 – Other Significant Observable Inputs	100,637,312	—
Level 3 – Significant Unobservable Inputs	580	—
Total	$178,457,154	$438,264

*Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$390,589	$—
Amortization of premiums	(176)	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(219,484)	—
Net purchases (sales)	—	—
Transfers out of Level 3	(170,349)	—
Balance as of March 31, 2008	$580	$—

(a)	All or a portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $36,127,149.

(b)	A portion of this security with a market value of $276,938 is pledged as collateral for open futures contracts.

(c)	Security purchased on a delayed delivery basis.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.

(e)	Investments in affiliates during the three months ended March 31, 2008:

Security name: Bank of America Corp., 4.875% 01/15/13
Par as of 12/31/07:	$175,000
Par purchased:	—
Par sold:	—
Par as of 03/31/08:	$175,000
Interest income earned:	$2,133
Value at end of period:	$178,415
Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16
Par as of 12/31/07:	$1,000,000
Par purchased:	—
Par sold:	—
Par as of 03/31/08:	$1,000,000
Interest income earned:	$11,125
Value at end of period:	$804,129

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of this security, which is not illiquid, represents 0.4% of net assets.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $177,240,934.

(j)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

8

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,044,465	$(2,828,245)	$1,216,220

At March 31, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized Appreciation
Type	Contracts	Value	Face Value	Date	(Depreciation)
U.S. Treasury Bonds	54	$6,370,318	$6,415,032	Jun-2008	$(44,714)
2 Year U.S. Treasury Notes	226	48,561,781	48,512,312	Jun-2008	49,469
					$4,755

At March 31, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
5 Year U.S. Treasury Notes	60	$6,706,133	$6,854,063	Jun-2008	$147,930
10 Year U.S. Treasury Notes	67	7,684,280	7,969,859	Jun-2008	285,579
					$433,509

Acronym	Name

I.O.	Interest Only
TBA	To Be Announced

9

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia International Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 95.5%
CONSUMER DISCRETIONARY – 9.8%
Auto Components – 2.4%
Continental AG	2,765	281,763
Denso Corp.	11,100	359,801
Stanley Electric Co., Ltd.	10,500	258,742
Toyota Boshoku Corp.	6,000	180,367
Auto Components Total		1,080,673
Automobiles – 1.4%
Dongfeng Motor Group Co., Ltd., Class H	550,000	246,291
Toyota Motor Corp.	8,100	408,215
Automobiles Total		654,506
Distributors – 0.3%
Inchcape PLC	17,776	141,797
Distributors Total		141,797
Hotels, Restaurants & Leisure – 2.0%
Genting Berhad	151,400	311,281
Kangwon Land, Inc.	9,080	187,735
Paddy Power PLC	11,214	414,605
Hotels, Restaurants & Leisure Total		913,621
Household Durables – 1.2%
Matsushita Electric Industrial Co., Ltd.	24,000	521,478
Household Durables Total		521,478
Leisure Equipment & Products – 0.6%
Nikon Corp.	10,000	267,521
Leisure Equipment & Products Total		267,521
Media – 1.3%
Vivendi	14,802	579,041
Media Total		579,041
Specialty Retail – 0.6%
Esprit Holdings Ltd.	22,400	268,583
Specialty Retail Total		268,583
CONSUMER DISCRETIONARY TOTAL		4,427,220
CONSUMER STAPLES – 7.7%
Beverages – 1.3%
Fomento Economico Mexicano SAB de CV, ADR	7,721	322,584
Heineken NV	4,552	264,524
Beverages Total		587,108

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 3.3%
China Milk Products Group Ltd.	258,000	122,798
Nestle SA, Registered Shares	930	464,918
Toyo Suisan Kaisha Ltd.	15,000	226,065
Unilever PLC	19,169	646,739
Food Products Total		1,460,520
Personal Products – 0.8%
Shiseido Co., Ltd.	14,000	370,452
Personal Products Total		370,452
Tobacco – 2.3%
British American Tobacco PLC	7,200	270,184
Imperial Tobacco Group PLC	4,488	206,456
Japan Tobacco, Inc.	113	566,574
Tobacco Total		1,043,214
CONSUMER STAPLES TOTAL		3,461,294
ENERGY – 7.8%
Energy Equipment & Services – 1.9%
Technip SA	4,257	329,452
TGS Nopec Geophysical Co. ASA (a)	23,300	339,360
Wellstream Holdings PLC (a)	7,592	198,179
Energy Equipment & Services Total		866,991
Oil, Gas & Consumable Fuels – 5.9%
BP PLC	59,833	605,829
PetroChina Co., Ltd., Class H	304,000	380,162
Royal Dutch Shell PLC, Class B	9,226	310,549
StatoilHydro ASA	12,550	377,368
Total SA	9,204	684,400
Yanzhou Coal Mining Co., Ltd., Class H	194,000	272,943
Oil, Gas & Consumable Fuels Total		2,631,251
ENERGY TOTAL		3,498,242
FINANCIALS – 24.5%
Capital Markets – 3.2%
Credit Suisse Group, Registered Shares	10,414	529,957
Deutsche Bank AG, Registered Shares	5,260	595,109
Goldman Sachs Group, Inc.	1,885	311,760
Capital Markets Total		1,436,826
Commercial Banks – 13.7%
Australia & New Zealand Banking Group Ltd.	11,642	240,923
Banco Bilbao Vizcaya Argentaria SA	32,172	708,542

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Banco Santander SA	46,707	930,581
Bank of Ireland	15,561	231,667
Barclays PLC	55,994	506,957
BNP Paribas	2,928	295,889
Bumiputra-Commerce Holdings Berhad	59,300	185,299
DBS Group Holdings Ltd.	21,000	276,215
HBOS PLC	14,397	159,958
HSBC Holdings PLC	30,887	508,706
Industrial & Commercial Bank of China, Class H	226,000	157,181
Mizuho Financial Group, Inc.	57	210,075
Societe Generale	3,890	380,232
Societe Generale NV (a)	1,009	97,067
Swedbank AB, Class A	14,100	395,718
United Overseas Bank Ltd.	34,000	475,621
Westpac Banking Corp.	19,636	427,929
Commercial Banks Total		6,188,560
Consumer Finance – 0.3%
ORIX Corp.	1,060	144,976
Consumer Finance Total		144,976
Diversified Financial Services – 0.6%
Fortis	10,417	261,906
Diversified Financial Services Total		261,906
Insurance – 4.7%
Aviva PLC	22,712	278,291
Axis Capital Holdings Ltd.	10,626	361,072
Baloise Holding AG, Registered Shares	5,105	507,803
Brit Insurance Holdings PLC	72,066	346,410
Swiss Reinsurance, Registered Shares	7,159	625,926
Insurance Total		2,119,502
Real Estate Management & Development – 2.0%
Emaar Properties PJSC	80,105	238,836
Hongkong Land Holdings Ltd.	78,000	323,476
Swire Pacific Ltd., Class A	27,500	312,006
Real Estate Management & Development Total		874,318
FINANCIALS TOTAL		11,026,088

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – 7.1%
Pharmaceuticals – 7.1%
AstraZeneca PLC	13,080	489,005
Biovail Corp.	25,692	273,620
Novartis AG, Registered Shares	17,451	894,871
Novo-Nordisk A/S, Class B	3,600	246,330
Roche Holding AG, Genusschein Shares	3,562	670,683
Takeda Pharmaceutical Co., Ltd.	6,700	338,801
Teva Pharmaceutical Industries Ltd., ADR	6,478	299,219
Pharmaceuticals Total		3,212,529
HEALTH CARE TOTAL		3,212,529
INDUSTRIALS – 12.3%
Aerospace & Defense – 0.6%
MTU Aero Engines Holding AG	6,725	283,787
Aerospace & Defense Total		283,787
Building Products – 1.0%
Geberit AG, Registered Shares	3,048	454,170
Building Products Total		454,170
Commercial Services & Supplies – 0.8%
Randstad Holding NV	8,196	385,309
Commercial Services & Supplies Total		385,309
Construction & Engineering – 0.8%
Outotec Oyj	6,794	361,852
Construction & Engineering Total		361,852
Electrical Equipment – 2.5%
ABB Ltd., Registered Shares	16,807	452,596
Mitsubishi Electric Corp.	40,000	352,516
Vestas Wind Systems A/S (a)	2,790	305,318
Electrical Equipment Total		1,110,430
Industrial Conglomerates – 0.9%
Keppel Corp. Ltd.	54,000	391,266
Industrial Conglomerates Total		391,266
Machinery – 4.2%
Georg Fischer AG, Registered Shares (a)	546	270,856
Gildemeister AG	4,128	103,746
Glory Ltd.	15,200	328,531
Hino Motors Ltd.	40,000	267,924
Komatsu Ltd.	13,100	371,506
SKF AB, Class B	13,200	265,908

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Volvo AB, Class B	20,200	306,552
Machinery Total		1,915,023
Marine – 0.5%
U-Ming Marine Transport Corp.	70,000	211,706
Marine Total		211,706
Trading Companies & Distributors – 1.0%
ITOCHU Corp.	45,000	446,462
Trading Companies & Distributors Total		446,462
INDUSTRIALS TOTAL		5,560,005
INFORMATION TECHNOLOGY – 7.1%
Communications Equipment – 0.9%
Nokia Oyj	13,185	419,461
Communications Equipment Total		419,461
Electronic Equipment & Instruments – 1.1%
FUJIFILM Holdings Corp.	13,500	479,615
Electronic Equipment & Instruments Total		479,615
Internet Software & Services – 1.1%
United Internet AG, Registered Shares	24,078	517,706
Internet Software & Services Total		517,706
IT Services – 1.2%
CGI Group, Inc., Class A (a)	26,300	279,283
Computershare Ltd.	34,051	273,281
IT Services Total		552,564
Office Electronics – 1.1%
Canon, Inc.	10,300	477,306
Office Electronics Total		477,306
Semiconductors & Semiconductor Equipment – 0.5%
Verigy Ltd. (a)	12,914	243,300
Semiconductors & Semiconductor Equipment Total		243,300
Software – 1.2%
Nintendo Co., Ltd.	1,000	518,037
Software Total		518,037
INFORMATION TECHNOLOGY TOTAL		3,207,989
MATERIALS – 9.9%
Chemicals – 3.0%
BASF SE	5,187	698,064
Linde AG	3,568	504,356
Potash Corp. of Saskatchewan	900	139,851
Chemicals Total		1,342,271

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 1.0%
Ciments Francais SA	2,664	443,962
Construction Materials Total		443,962
Metals & Mining – 5.9%
Anglo American PLC	4,023	241,698
BHP Biliton PLC	20,059	594,991
Norsk Hydro ASA	25,400	371,760
Rio Tinto PLC	3,496	362,979
Salzgitter AG	2,560	444,745
SSAB Svenskt Stal AB, Series A	6,800	191,546
Yamato Kogyo Co., Ltd.	11,000	452,621
Metals & Mining Total		2,660,340
MATERIALS TOTAL		4,446,573
TELECOMMUNICATION SERVICES – 5.8%
Diversified Telecommunication Services – 3.1%
Bezeq Israeli Telecommunication Corp., Ltd.	217,161	407,488
Chunghwa Telecom Co., Ltd., ADR	6,573	171,030
Telefonica O2 Czech Republic AS	14,825	475,796
Telekomunikacja Polska SA	33,546	333,343
Diversified Telecommunication Services Total		1,387,657
Wireless Telecommunication Services – 2.7%
China Mobile Ltd.	28,000	418,856
KDDI Corp.	42	259,596
Mobile TeleSystems OJSC, ADR	2,651	201,078
Philippine Long Distance Telephone Co., ADR	2,555	169,805
Vodafone Group PLC	58,083	173,921
Wireless Telecommunication Services Total		1,223,256
TELECOMMUNICATION SERVICES TOTAL		2,610,913
UTILITIES – 3.5%
Electric Utilities – 2.6%
British Energy Group PLC	10,671	138,169
E.ON AG	4,701	869,867
Tenaga Nasional Berhad	76,200	175,710
Electric Utilities Total		1,183,746

6

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – 0.9%
United Utilities PLC	28,740	393,794
Multi-Utilities Total		393,794
UTILITIES TOTAL		1,577,540

Total Common Stocks (cost of $37,243,801)		43,028,393
Investment Companies – 3.0%
iShares MSCI Brazil Index Fund	2,938	226,314
iShares MSCI EAFE Index Fund	15,714	1,129,837

Total Investment Companies (cost of $1,331,486)		1,356,151
Preferred Stock – 0.5%
TELECOMMUNICATION SERVICES – 0.5%
Brasil Telecom Participacoes SA	15,800	211,423
TELECOMMUNICATION SERVICES TOTAL		211,423

Total Preferred Stock (cost of $240,473)		211,423
Purchased Put Option – 0.0%
CBOE SPX VOLATILITY INDX Strike Price: 27.50 Expiring: April 2008	5,400	14,310
TOTAL PURCHASED PUT OPTION		14,310

Total Purchased Put Option (cost of $11,547)		14,310

	Par ($)
Short-Term Obligation – 0.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 1.250%, collateralized by a U.S. Treasury Obligation maturing 06/30/11, market value of $233,888 (repurchase proceeds $226,008)	226,000	226,000

	Total Short-Term Obligation (cost of $226,000)	226,000

	Total Investments – 99.5% (cost of $39,053,307)(b)(c)	44,836,277

	Other Assets & Liabilities, Net – 0.5%	209,336

	Net Assets – 100.0%	45,045,613

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,962,763	$(25,639)
Level 2 – Other Significant Observable Inputs	40,873,514	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$44,836,277	$(25,639)

8

*Other financial instruments consist of forward foreign currency exchange contracts, which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$1,453	$—
Accretion of discounts/Amortization of Premiums	—	—
Realized loss	(51)	—
Change in unrealized appreciation	39	—
Net sales	(1,441)	—
Transfers in and/or out of Level 3	—	—
Balance as of March 31, 2008	$—	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $39,053,307.
(c)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,483,847	$(2,700,877)	$5,782,970

At March 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,965,923	$2,014,646	06/17/08	$(48,723)
EUR	4,806,164	4,738,946	06/17/08	67,218
GBP	2,491,295	2,553,975	06/17/08	(62,680)
GBP	130,186	131,703	06/17/08	(1,517)
JPY	956,992	949,360	06/17/08	7,632
NZD	86,887	89,323	06/17/08	(2,436)
				$(40,506)

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$643,943	$672,341	06/17/08	$28,398
CHF	1,643,317	1,613,557	06/17/08	(29,760)
CZK	585,491	581,170	06/17/08	(4,321)
DKK	226,749	223,506	06/17/08	(3,243)
ILS	831,238	874,229	06/17/08	42,991
KRW	218,125	219,464	06/17/08	1,339
MXN	270,580	266,435	06/17/08	(4,145)
MYR	529,644	537,559	06/17/08	7,915
NOK	535,480	534,449	06/17/08	(1,031)
PLN	365,092	356,272	06/17/08	(8,820)
SEK	136,736	134,122	06/17/08	(2,614)
SGD	670,464	669,237	06/17/08	(1,227)
TWD	448,491	437,876	06/17/08	(10,615)
				$14,867

9

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

10

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.9%
CONSUMER DISCRETIONARY – 11.0%
Hotels, Restaurants & Leisure – 1.3%
Burger King Holdings, Inc.	13,800	381,708
Carnival Corp. (a)	8,900	360,272
International Game Technology, Inc.	12,000	482,520
Hotels, Restaurants & Leisure Total		1,224,500
Household Durables – 0.7%
Sony Corp., ADR	14,900	597,043
Household Durables Total		597,043
Internet & Catalog Retail – 0.4%
Amazon.com, Inc. (b)	5,300	377,890
Internet & Catalog Retail Total		377,890
Media – 2.9%
Comcast Corp., Class A (a)	46,900	907,046
DIRECTV Group, Inc. (b)	17,900	443,741
Viacom, Inc., Class B (b)	31,700	1,255,954
Media Total		2,606,741
Multiline Retail – 0.7%
Nordstrom, Inc. (a)	19,000	619,400
Multiline Retail Total		619,400
Specialty Retail – 4.0%
Abercrombie & Fitch Co., Class A	4,200	307,188
Best Buy Co., Inc. (a)	14,400	597,024
GameStop Corp., Class A (b)	12,600	651,546
Home Depot, Inc.	36,900	1,032,093
OfficeMax, Inc. (a)	20,000	382,800
Urban Outfitters, Inc. (a)(b)	22,800	714,780
Specialty Retail Total		3,685,431
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc., Class B	12,900	877,200
Textiles, Apparel & Luxury Goods Total		877,200
CONSUMER DISCRETIONARY TOTAL		9,988,205
CONSUMER STAPLES – 9.9%
Beverages – 2.9%
Molson Coors Brewing Co., Class B	12,700	667,639
PepsiCo, Inc.	27,400	1,978,280
Beverages Total		2,645,919
Food & Staples Retailing – 1.9%
Wal-Mart Stores, Inc.	33,100	1,743,708
Food & Staples Retailing Total		1,743,708

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – 0.8%
H.J. Heinz Co.	15,300	718,641
Food Products Total		718,641
Household Products – 0.9%
Colgate-Palmolive Co.	10,800	841,428
Household Products Total		841,428
Personal Products – 1.4%
Avon Products, Inc.	31,900	1,261,326
Personal Products Total		1,261,326
Tobacco – 2.0%
Altria Group, Inc.	24,500	543,900
Philip Morris International, Inc. (b)	24,500	1,239,210
Tobacco Total		1,783,110
CONSUMER STAPLES TOTAL		8,994,132
ENERGY – 8.8%
Energy Equipment & Services – 6.2%
Exterran Holdings, Inc. (a)(b)	5,600	361,424
Halliburton Co.	35,700	1,404,081
Nabors Industries Ltd. (b)	34,600	1,168,442
Schlumberger Ltd.	10,800	939,600
Transocean, Inc. (b)	9,086	1,228,427
Weatherford International Ltd. (b)	8,000	579,760
Energy Equipment & Services Total		5,681,734
Oil, Gas & Consumable Fuels – 2.6%
CONSOL Energy, Inc. (a)	11,700	809,523
Devon Energy Corp.	6,200	646,846
Hess Corp.	3,700	326,266
Southwestern Energy Co. (a)(b)	18,000	606,420
Oil, Gas & Consumable Fuels Total		2,389,055
ENERGY TOTAL		8,070,789
FINANCIALS – 5.4%
Capital Markets – 2.8%
Goldman Sachs Group, Inc.	9,500	1,571,205
Lazard Ltd., Class A (a)	11,100	424,020
TD Ameritrade Holding Corp. (a)(b)	36,400	600,964
Capital Markets Total		2,596,189
Diversified Financial Services – 1.1%
CME Group, Inc.	1,300	609,830
Nasdaq OMX Group (b)	11,100	429,126
Diversified Financial Services Total		1,038,956

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 1.5%
Aon Corp.	18,500	743,700
Assurant, Inc.	9,700	590,342
Insurance Total		1,334,042
FINANCIALS TOTAL		4,969,187
HEALTH CARE – 16.8%
Biotechnology – 3.5%
BioMarin Pharmaceuticals, Inc. (a)(b)	18,100	640,197
Genentech, Inc. (b)	10,100	819,918
Genzyme Corp. (b)	10,700	797,578
Gilead Sciences, Inc. (b)	18,300	942,999
Biotechnology Total		3,200,692
Health Care Equipment & Supplies – 4.5%
Baxter International, Inc.	24,000	1,387,680
Covidien Ltd. (a)	23,200	1,026,600
Hologic, Inc. (b)	8,203	456,087
Zimmer Holdings, Inc. (b)	15,500	1,206,830
Health Care Equipment & Supplies Total		4,077,197
Health Care Providers & Services – 2.6%
Coventry Health Care, Inc. (b)	13,600	548,760
Express Scripts, Inc. (b)	20,500	1,318,560
McKesson Corp.	9,200	481,804
Health Care Providers & Services Total		2,349,124
Life Sciences Tools & Services – 2.7%
Covance, Inc. (b)	5,400	448,038
Thermo Fisher Scientific, Inc. (b)	25,200	1,432,368
Waters Corp. (b)	10,900	607,130
Life Sciences Tools & Services Total		2,487,536
Pharmaceuticals – 3.5%
Allergan, Inc.	11,700	659,763
Johnson & Johnson	20,600	1,336,322
Merck & Co., Inc.	14,900	565,455
Teva Pharmaceutical Industries Ltd., ADR	13,200	609,708
Pharmaceuticals Total		3,171,248
HEALTH CARE TOTAL		15,285,797
INDUSTRIALS – 12.5%
Aerospace & Defense – 3.6%
Honeywell International, Inc.	23,400	1,320,228
Raytheon Co.	16,700	1,078,987

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	12,800	880,896
Aerospace & Defense Total		3,280,111
Commercial Services & Supplies – 0.7%
Dun & Bradstreet Corp. (a)	8,100	659,178
Commercial Services & Supplies Total		659,178
Construction & Engineering – 0.7%
Quanta Services, Inc. (a)(b)	27,800	644,126
Construction & Engineering Total		644,126
Industrial Conglomerates – 3.1%
General Electric Co.	46,510	1,721,335
McDermott International, Inc. (b)	19,800	1,085,436
Industrial Conglomerates Total		2,806,771
Machinery – 2.7%
Eaton Corp.	8,500	677,195
Joy Global, Inc.	16,600	1,081,656
Parker Hannifin Corp.	10,500	727,335
Machinery Total		2,486,186
Road & Rail – 1.7%
Landstar System, Inc.	13,400	698,944
Union Pacific Corp. (a)	6,700	840,046
Road & Rail Total		1,538,990
INDUSTRIALS TOTAL		11,415,362
INFORMATION TECHNOLOGY – 27.9%
Communications Equipment – 6.0%
Cisco Systems, Inc. (b)	95,650	2,304,209
Corning, Inc.	55,000	1,322,200
Nokia Oyj, ADR	16,900	537,927
QUALCOMM, Inc.	32,400	1,328,400
Communications Equipment Total		5,492,736
Computers & Peripherals – 7.3%
Apple, Inc. (b)	11,500	1,650,250
EMC Corp. (b)	73,400	1,052,556
Hewlett-Packard Co.	51,900	2,369,754
International Business Machines Corp.	13,500	1,554,390
Computers & Peripherals Total		6,626,950
Internet Software & Services – 2.8%
Akamai Technologies, Inc. (b)	18,600	523,776
eBay, Inc. (b)	22,100	659,464

4

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
Google, Inc., Class A (b)	3,022	1,331,100
Internet Software & Services Total		2,514,340
IT Services – 1.1%
Mastercard, Inc., Class A	3,100	691,269
Visa, Inc., Class A (a)(b)	5,224	325,769
IT Services Total		1,017,038
Semiconductors & Semiconductor Equipment – 4.1%
Applied Materials, Inc.	61,300	1,195,963
Intel Corp.	57,200	1,211,496
Lam Research Corp. (a)(b)	12,100	462,462
National Semiconductor Corp.	47,500	870,200
Semiconductors & Semiconductor Equipment Total		3,740,121
Software – 6.6%
Electronic Arts, Inc. (a)(b)	19,800	988,416
Microsoft Corp.	91,450	2,595,351
Oracle Corp. (b)	84,100	1,644,996
Salesforce.com, Inc. (a)(b)	13,500	781,245
Software Total		6,010,008
INFORMATION TECHNOLOGY TOTAL		25,401,193
MATERIALS – 3.7%
Chemicals – 2.5%
Monsanto Co.	5,692	634,658
Potash Corp. of Saskatchewan, Inc.	3,700	574,277
Praxair, Inc.	12,900	1,086,567
Chemicals Total		2,295,502
Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.	11,600	1,116,152
Metals & Mining Total		1,116,152
MATERIALS TOTAL		3,411,654
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 0.5%
Time Warner Telecom, Inc., Class A (b)	30,135	466,791
Diversified Telecommunication Services Total		466,791

5

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 1.0%
American Tower Corp., Class A (b)	22,400	878,304
Wireless Telecommunication Services Total		878,304
TELECOMMUNICATION SERVICES TOTAL		1,345,095
UTILITIES – 1.4%
Electric Utilities – 1.4%
Entergy Corp.	11,800	1,287,144
Electric Utilities Total		1,287,144
UTILITIES TOTAL		1,287,144

Total Common Stocks (cost of $90,135,743)		90,168,558
Securities Lending Collateral – 13.2%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 3.131%)	12,077,972	12,077,972

Total Securities Lending Collateral (cost of $12,077,972)		12,077,972

	Par ($)	Value ($)
Short-Term Obligations – 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.250%, collateralized by a U.S. Treasury Obligation maturing 08/15/20, market value $132,750 (repurchase proceeds $130,005) (cost of $130,000)	130,000	130,000

Total Short-Term Obligations (cost of $130,000)		130,000

6

Total Investments – 112.3% (cost of $102,343,715)(d)(e)	$102,376,530

Other Assets & Liabilities, Net – (12.3)%	(11,217,950)

Net Assets – 100.0%	$91,158,580

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008 in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$102,246,530	$—
Level 2 – Other Significant Observable Inputs	130,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$102,376,530	$—

(a)	All or a portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $11,668,494.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $102,343,715.

(e)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,665,809	$(5,632,994)	$32,815

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Large Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 5.9%
Automobiles – 0.2%
General Motors Corp.	16,000	304,800
Automobiles Total		304,800
Hotels, Restaurants & Leisure – 1.4%
Carnival Corp. (a)	23,300	943,184
McDonald’s Corp.	31,105	1,734,726
Hotels, Restaurants & Leisure Total		2,677,910
Household Durables – 0.8%
Sony Corp., ADR	38,200	1,530,674
Household Durables Total		1,530,674
Multiline Retail – 2.0%
J.C. Penney Co., Inc.	45,200	1,704,492
Macy’s, Inc.	91,300	2,105,378
Multiline Retail Total		3,809,870
Specialty Retail – 0.5%
Lowe’s Companies, Inc.	41,000	940,540
Specialty Retail Total		940,540
Textiles, Apparel & Luxury Goods – 1.0%
V.F. Corp.	22,900	1,774,979
Textiles, Apparel & Luxury Goods Total		1,774,979
CONSUMER DISCRETIONARY TOTAL		11,038,773
CONSUMER STAPLES – 12.1%
Beverages – 1.1%
Diageo PLC, ADR	23,757	1,931,919
Beverages Total		1,931,919
Food & Staples Retailing – 1.7%
Sysco Corp. (a)	61,700	1,790,534
Wal-Mart Stores, Inc.	26,800	1,411,824
Food & Staples Retailing Total		3,202,358
Food Products – 2.5%
ConAgra Foods, Inc.	117,000	2,802,150
Smithfield Foods, Inc. (a)(b)	37,200	958,272
Tyson Foods, Inc., Class A	57,500	917,125
Food Products Total		4,677,547
Household Products – 0.7%
Colgate-Palmolive Co.	17,300	1,347,843
Household Products Total		1,347,843

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 1.1%
Avon Products, Inc.	52,100	2,060,034
Personal Products Total		2,060,034
Tobacco – 5.0%
Altria Group, Inc.	53,316	1,183,615
Loews Corp. - Carolina Group	74,300	5,390,465
Philip Morris International, Inc. (b)	53,316	2,696,724
Tobacco Total		9,270,804
CONSUMER STAPLES TOTAL		22,490,505
ENERGY – 15.3%
Energy Equipment & Services – 1.4%
Halliburton Co.	33,948	1,335,175
Weatherford International Ltd. (b)	17,800	1,289,966
Energy Equipment & Services Total		2,625,141
Oil, Gas & Consumable Fuels – 13.9%
ConocoPhillips	52,486	3,999,958
Exxon Mobil Corp.	110,294	9,328,666
Hess Corp.	35,700	3,148,026
Newfield Exploration Co. (b)	33,000	1,744,050
Occidental Petroleum Corp.	69,300	5,070,681
Valero Energy Corp.	25,200	1,237,572
XTO Energy, Inc.	23,100	1,428,966
Oil, Gas & Consumable Fuels Total		25,957,919
ENERGY TOTAL		28,583,060
FINANCIALS – 25.8%
Capital Markets – 3.1%
Goldman Sachs Group, Inc.	10,000	1,653,900
Merrill Lynch & Co., Inc.	34,200	1,393,308
Morgan Stanley	28,300	1,293,310
State Street Corp.	18,600	1,469,400
Capital Markets Total		5,809,918
Commercial Banks – 7.5%
Marshall & Ilsley Corp. (a)	50,979	1,182,713
PNC Financial Services Group, Inc.	33,190	2,176,268
U.S. Bancorp (a)	145,246	4,700,161
Wachovia Corp.	38,189	1,031,103
Wells Fargo & Co.	167,410	4,871,631
Commercial Banks Total		13,961,876

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 5.3%
Citigroup, Inc.	86,455	1,851,866
JPMorgan Chase & Co.	187,992	8,074,256
Diversified Financial Services Total		9,926,122
Insurance – 6.2%
ACE Ltd.	67,400	3,711,044
American International Group, Inc.	42,296	1,829,302
Hartford Financial Services Group, Inc.	25,365	1,921,906
Loews Corp.	58,100	2,336,782
Prudential Financial, Inc.	22,700	1,776,275
Insurance Total		11,575,309
Real Estate Investment Trusts (REITs) – 2.6%
General Growth Properties, Inc. (a)	39,500	1,507,715
Plum Creek Timber Co., Inc. (a)	47,500	1,933,250
Rayonier, Inc.	34,500	1,498,680
Real Estate Investment Trusts (REITs) Total		4,939,645
Thrifts & Mortgage Finance – 1.1%
Fannie Mae	33,700	886,984
Federal Home Loan Mortgage	42,800	1,083,696
Thrifts & Mortgage Finance Total		1,970,680
FINANCIALS TOTAL		48,183,550
HEALTH CARE – 6.5%
Health Care Providers & Services – 1.4%
CIGNA Corp.	38,233	1,551,113
Medco Health Solutions, Inc. (b)	21,600	945,864
Health Care Providers & Services Total		2,496,977
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific, Inc. (b)	29,600	1,682,464
Life Sciences Tools & Services Total		1,682,464
Pharmaceuticals – 4.2%
Johnson & Johnson	75,900	4,923,633
Merck & Co., Inc.	60,100	2,280,795
Schering-Plough Corp.	47,100	678,711
Pharmaceuticals Total		7,883,139
HEALTH CARE TOTAL		12,062,580
INDUSTRIALS – 10.7%
Aerospace & Defense – 4.7%
Boeing Co.	12,700	944,499
Goodrich Corp.	48,400	2,783,484
L-3 Communications Holdings, Inc. (a)	15,500	1,694,770
United Technologies Corp.	49,530	3,408,655
Aerospace & Defense Total		8,831,408

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.8%
ABB Ltd., ADR	54,008	1,453,895
Electrical Equipment Total		1,453,895
Industrial Conglomerates – 4.4%
General Electric Co.	191,788	7,098,074
McDermott International, Inc. (b)	19,500	1,068,990
Industrial Conglomerates Total		8,167,064
Machinery – 0.8%
Eaton Corp.	19,000	1,513,730
Machinery Total		1,513,730
INDUSTRIALS TOTAL		19,966,097
INFORMATION TECHNOLOGY – 7.4%
Computers & Peripherals – 2.7%
EMC Corp. (b)	96,500	1,383,810
Hewlett-Packard Co.	80,000	3,652,800
Computers & Peripherals Total		5,036,610
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (b)	50,400	1,503,432
Electronic Equipment & Instruments Total		1,503,432
IT Services – 0.4%
Visa, Inc. (b)	11,166	696,312
IT Services Total		696,312
Semiconductors & Semiconductor Equipment – 2.3%
Intel Corp.	65,700	1,391,526
Intersil Corp., Class A	52,000	1,334,840
NVIDIA Corp. (b)	33,350	659,996
Texas Instruments, Inc.	33,700	952,699
Semiconductors & Semiconductor Equipment Total		4,339,061
Software – 1.2%
BMC Software, Inc. (a)(b)	31,200	1,014,624
Electronic Arts, Inc. (b)	24,200	1,208,064
Software Total		2,222,688
INFORMATION TECHNOLOGY TOTAL		13,798,103
MATERIALS – 4.4%
Chemicals – 0.6%
E.I. Du Pont de Nemours & Co.	22,700	1,061,452
Chemicals Total		1,061,452

4

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 2.6%
Alcoa, Inc.	54,900	1,979,694
Allegheny Technologies, Inc.	6,300	449,568
Freeport-McMoRan Copper & Gold, Inc.	11,900	1,145,018
Nucor Corp.	18,300	1,239,642
Metals & Mining Total		4,813,922
Paper & Forest Products – 1.2%
Weyerhaeuser Co. (a)	34,200	2,224,368
Paper & Forest Products Total		2,224,368
MATERIALS TOTAL		8,099,742
TELECOMMUNICATION SERVICES – 5.4%
Diversified Telecommunication Services – 5.4%
AT&T, Inc.	207,584	7,950,467
Verizon Communications, Inc.	55,645	2,028,260
Diversified Telecommunication Services Total		9,978,727
TELECOMMUNICATION SERVICES TOTAL		9,978,727
UTILITIES – 5.3%
Electric Utilities – 3.6%
Entergy Corp.	12,019	1,311,033
Exelon Corp.	26,400	2,145,528
FPL Group, Inc.	36,300	2,277,462
PPL Corp.	22,500	1,033,200
Electric Utilities Total		6,767,223
Multi-Utilities – 1.7%
PG&E Corp.	31,030	1,142,524
Public Service Enterprise Group, Inc.	50,372	2,024,451
Multi-Utilities Total		3,166,975
UTILITIES TOTAL		9,934,198

Total Common Stocks (cost of $167,490,511)		184,135,335
Convertible Preferred Stocks – 0.3%
HEALTH CARE – 0.3%
Pharmaceuticals – 0.3%
Schering-Plough Corp., 6.000%	4,300	658,674
Pharmaceuticals Total		658,674
HEALTH CARE TOTAL		658,674

Total Convertible Preferred Stocks (cost of $1,140,317)		658,674

5

	Shares	Value ($)
Securities Lending Collateral – 8.1%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 3.131%)	15,123,534	15,123,534

Total Securities Lending Collateral (cost of $15,123,534)		15,123,534

	Par ($)
Short-Term Obligation – 1.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 1.250%, collateralized by a U.S. Treasury Obligation maturing 03/31/11, market value $1,819,469 (repurchase proceeds $1,779,062)	1,779,000	1,779,000

Total Short-Term Obligation (cost of $1,779,000)		1,779,000

Total Investments – 108.2% (cost of $185,533,362)(d)(e)		201,696,543

Other Assets & Liabilities, Net – (8.2)%		(15,236,953)

Net Assets – 100.0%		186,459,590

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$199,917,543	$—
Level 2 – Other Significant Observable Inputs	1,779,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$201,696,543	$—

(a)	All or a portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $14,833,753.

(b)	Non-income producing security.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $185,533,362.

(e)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$31,461,571	$(15,298,390)	$16,163,181

For the three months ended March 31, 2008, transactions in written options contract were as follows:

	Number of contracts	Premium amount
Options outstanding at December 31, 2007	22	$8,365
Options written	—	—
Options terminated in closing purchase transactions	—	—

7

Options exercised	—	—
Options expired	(22)	(8,365)
Options outstanding at March 31, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Mid Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 95.9%
CONSUMER DISCRETIONARY – 8.0%
Auto Components – 1.9%

BorgWarner, Inc.	6,500	279,695
Johnson Controls, Inc.	10,250	346,450
Auto Components Total		626,145
Automobiles – 0.4%
Ford Motor Co. (a)	24,200	138,424
Automobiles Total		138,424
Hotels, Restaurants & Leisure – 1.9%
Royal Caribbean Cruises Ltd.	10,550	347,095
Starwood Hotels & Resorts Worldwide, Inc.	5,500	284,625
Hotels, Restaurants & Leisure Total		631,720
Leisure Equipment & Products – 0.5%
Hasbro, Inc.	5,550	154,845
Leisure Equipment & Products Total		154,845
Media – 0.6%
Regal Entertainment Group, Class A	9,150	176,503
Media Total		176,503
Multiline Retail – 1.7%
Macy’s, Inc.	13,008	299,964
Saks, Inc. (a)	20,050	250,024
Multiline Retail Total		549,988
Textiles, Apparel & Luxury Goods – 1.0%
Polo Ralph Lauren Corp.	5,700	332,253
Textiles, Apparel & Luxury Goods Total		332,253
CONSUMER DISCRETIONARY TOTAL		2,609,878
CONSUMER STAPLES – 10.9%
Beverages – 2.2%
Fomento Economico Mexicano SAB de CV, ADR	9,350	390,643
Pepsi Bottling Group, Inc.	9,700	328,927
Beverages Total		719,570
Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	7,700	274,813
Kroger Co.	9,500	241,300
Food & Staples Retailing Total		516,113
Food Products – 3.9%
ConAgra Foods, Inc.	14,950	358,052
Dean Foods Co.	13,850	278,247
Hershey Co.	6,950	261,807

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Smithfield Foods, Inc. (a)	5,700	146,832
Tyson Foods, Inc., Class A	14,400	229,680
Food Products Total		1,274,618
Household Products – 1.0%
Clorox Co.	5,850	331,344
Household Products Total		331,344
Personal Products – 2.2%
Avon Products, Inc.	10,850	429,009
Estee Lauder Companies, Inc., Class A	5,700	261,345
Personal Products Total		690,354
CONSUMER STAPLES TOTAL		3,531,999
ENERGY – 8.8%
Energy Equipment & Services – 1.7%
National-Oilwell Varco, Inc. (a)	3,350	195,573
Rowan Companies, Inc.	5,000	205,900
Tidewater, Inc.	2,900	159,819
Energy Equipment & Services Total		561,292
Oil, Gas & Consumable Fuels – 7.1%
Cabot Oil & Gas Corp.	5,000	254,200
Forest Oil Corp. (a)	7,000	342,720
Hess Corp.	7,900	696,622
Newfield Exploration Co. (a)	5,550	293,318
Peabody Energy Corp.	4,550	232,050
Tesoro Corp.	6,150	184,500
Williams Companies, Inc.	9,300	306,714
Oil, Gas & Consumable Fuels Total		2,310,124
ENERGY TOTAL		2,871,416
FINANCIALS – 23.5%
Capital Markets – 2.2%
Ameriprise Financial, Inc.	10,600	549,610
Lazard Ltd., Class A	4,500	171,900
Capital Markets Total		721,510
Commercial Banks – 8.8%
Bank of Hawaii Corp.	9,550	473,298
City National Corp.	5,850	289,341
Comerica, Inc.	9,200	322,736
Cullen/Frost Bankers, Inc.	6,700	355,368
KeyCorp	12,100	265,595
Marshall & Ilsley Corp.	18,850	437,320

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
SVB Financial Group (a)	5,400	235,656
TCF Financial Corp.	18,300	327,936
Zions Bancorporation	3,450	157,147
Commercial Banks Total		2,864,397
Insurance – 4.9%
ACE Ltd.	6,150	338,619
Assurant, Inc.	6,250	380,375
Genworth Financial, Inc., Class A	12,900	292,056
Loews Corp.	7,050	283,551
Platinum Underwriters Holdings Ltd.	9,600	311,616
Insurance Total		1,606,217
Real Estate Investment Trusts (REITs) – 7.0%
Alexandria Real Estate Equities, Inc.	2,900	268,888
Boston Properties, Inc.	2,100	193,347
Equity Residential Property Trust	5,400	224,046
General Growth Properties, Inc.	10,600	404,602
Plum Creek Timber Co., Inc.	11,900	484,330
ProLogis	4,450	261,927
Rayonier, Inc.	9,800	425,712
Real Estate Investment Trusts (REITs) Total		2,262,852
Thrifts & Mortgage Finance – 0.6%
Freddie Mac	8,100	205,092
Thrifts & Mortgage Finance Total		205,092
FINANCIALS TOTAL		7,660,068
HEALTH CARE – 4.9%
Health Care Equipment & Supplies – 2.1%
Beckman Coulter, Inc.	3,750	242,063
Cooper Companies, Inc.	3,000	103,290
Hospira, Inc. (a)	7,400	316,498
Health Care Equipment & Supplies Total		661,851
Health Care Providers & Services – 2.0%
CIGNA Corp.	6,850	277,904
Community Health Systems, Inc. (a)	6,900	231,633
Universal Health Services, Inc., Class B	2,750	147,648
Health Care Providers & Services Total		657,185

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – 0.8%
Varian, Inc. (a)	4,675	270,776
Life Sciences Tools & Services Total		270,776
HEALTH CARE TOTAL		1,589,812
INDUSTRIALS – 12.5%
Aerospace & Defense – 2.3%
AerCap Holdings NV (a)	10,700	188,106
L-3 Communications Holdings, Inc.	2,350	256,949
Spirit Aerosystems Holdings, Inc., Class A (a)	13,596	301,559
Aerospace & Defense Total		746,614
Commercial Services & Supplies – 0.7%
Equifax, Inc.	6,600	227,568
Commercial Services & Supplies Total		227,568
Construction & Engineering – 0.9%
Jacobs Engineering Group, Inc. (a)	3,900	287,001
Construction & Engineering Total		287,001
Electrical Equipment – 0.7%
Cooper Industries Ltd., Class A	5,650	226,848
Electrical Equipment Total		226,848
Industrial Conglomerates – 2.9%
McDermott International, Inc. (a)	8,550	468,711
Teleflex, Inc.	3,400	162,214
Textron, Inc.	6,000	332,520
Industrial Conglomerates Total		963,445
Machinery – 3.5%
Barnes Group, Inc.	8,768	201,226
Harsco Corp.	4,050	224,289
Kennametal, Inc.	9,100	267,813
Parker Hannifin Corp.	6,350	439,864
Machinery Total		1,133,192
Marine – 0.7%
Alexander & Baldwin, Inc.	5,650	243,402
Marine Total		243,402

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.8%
Canadian Pacific Railway Ltd.	3,950	253,945
Road & Rail Total		253,945
INDUSTRIALS TOTAL		4,082,015
INFORMATION TECHNOLOGY – 7.0%
Computers & Peripherals – 1.3%
Diebold, Inc.	2,000	75,100
NCR Corp. (a)	15,750	359,573
Computers & Peripherals Total		434,673
Electronic Equipment & Instruments – 2.2%
Agilent Technologies, Inc. (a)	7,450	222,234
Arrow Electronics, Inc. (a)	8,850	297,802
Mettler-Toledo International, Inc. (a)	2,050	199,096
Electronic Equipment & Instruments Total		719,132
Semiconductors & Semiconductor Equipment – 1.6%
Intersil Corp., Class A	6,400	164,288
KLA-Tencor Corp.	3,100	115,010
NVIDIA Corp. (a)	6,600	130,614
Spansion, Inc., Class A (a)	15,550	42,762
Verigy Ltd. (a)	3,363	63,359
Semiconductors & Semiconductor Equipment Total		516,033
Software – 1.9%
Activision, Inc. (a)	10,700	292,217
Electronic Arts, Inc. (a)	4,600	229,632
Synopsys, Inc. (a)	3,400	77,214
Software Total		599,063
INFORMATION TECHNOLOGY TOTAL		2,268,901
MATERIALS – 6.8%
Chemicals – 3.5%
Air Products & Chemicals, Inc.	6,200	570,400
Albemarle Corp.	5,900	215,468
PPG Industries, Inc.	5,750	347,932
Chemicals Total		1,133,800
Containers & Packaging – 1.6%
Crown Holdings, Inc. (a)	9,200	231,472
Packaging Corp. of America	13,550	302,572
Containers & Packaging Total		534,044
Metals & Mining – 0.6%
Allegheny Technologies, Inc.	2,700	192,672
Metals & Mining Total		192,672

5

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 1.1%
Weyerhaeuser Co.	5,600	364,224
Paper & Forest Products Total		364,224
MATERIALS TOTAL		2,224,740
UTILITIES – 13.5%
Electric Utilities – 6.5%
American Electric Power Co., Inc.	11,600	482,908
Edison International	10,250	502,455
Entergy Corp.	3,200	349,056
FPL Group, Inc.	3,950	247,823
PPL Corp.	11,400	523,488
Electric Utilities Total		2,105,730
Gas Utilities – 1.0%
AGL Resources, Inc.	9,150	314,028
Gas Utilities Total		314,028
Independent Power Producers & Energy Traders – 1.6%
Mirant Corp. (a)	8,850	322,051
Reliant Energy, Inc. (a)	9,200	217,580
Independent Power Producers & Energy Traders Total		539,631
Multi-Utilities – 4.4%
PG&E Corp.	12,750	469,455
Public Service Enterprise Group, Inc.	5,200	208,988
Sempra Energy	7,700	410,256
Wisconsin Energy Corp.	7,900	347,521
Multi-Utilities Total		1,436,220
UTILITIES TOTAL		4,395,609

Total Common Stocks (cost of $27,141,287)		31,234,438
Investment Company – 1.5%
iShares Russell Midcap Value Index Fund	3,800	488,680

Total Investment Company (cost of $480,738)		488,680

6

	Par ($)	Value ($)
Convertible Bond – 0.3%
CONSUMER DISCRETIONARY – 0.3%
Automobiles – 0.3%
Ford Motor Co.
4.250% 12/15/36	106,000	90,895
Automobiles Total		90,895
CONSUMER DISCRETIONARY TOTAL		90,895

Total Convertible Bond (cost of $111,503)		90,895
Short-Term Obligation – 0.8%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 1.250%, collateralized by a U.S. Treasury Obligation maturing 08/15/20, market value $265,500 (repurchase proceeds $254,009)	254,000	254,000

Total Short-Term Obligation (cost of $254,000)		254,000

Total Investments – 98.5% (cost of $27,987,528)(b)(c)		32,068,013

Other Assets & Liabilities, Net – 1.5%		492,470

Net Assets – 100.0%		32,560,483

7

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$31,723,118	$—
Level 2 – Other Significant Observable Inputs	344,895	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$32,068,013	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $27,987,528.

(c)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,343,034	$(2,262,549)	$4,080,485

8

For the three months ended March 31, 2008, transactions in
written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at December 31, 2007	5	$1,870
Options written
Options expired	(5)	(1,870)
Options outstanding at March 31, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Money Market Fund, Variable Series

	Par ($)	Value ($)*
Commercial Paper – 56.7%
Clipper Receivables Co. LLC
3.150% 04/01/08(a)	8,750,000	8,750,000
Curzon Funding LLC
3.350% 05/01/08(a)(b)	7,500,000	7,479,062
FCAR Owner Trust I
3.200% 04/01/08	8,750,000	8,750,000
FCAR Owner Trust II
3.350% 05/21/08(b)	8,750,000	8,709,288
Galaxy Funding, Inc.
3.350% 05/08/08(a)(b)	4,500,000	4,484,506
Gemini Securitization Corp. LLC
2.850% 04/22/08(a)(b)	5,750,000	5,740,441
Giro Balanced Funding Corp.
3.300% 04/01/08(a)	8,750,000	8,750,000
Gotham Funding Corp.
2.870% 06/26/08(a)(b)	5,000,000	4,965,719
Govco LLC
2.980% 06/17/08(a)(b)	2,758,000	2,740,421
Grampian Funding LLC
2.930% 06/12/08(a)(b)	5,000,000	4,970,700
Jupiter Securitization Co. LLC
2.750% 04/15/08(a)	5,000,000	4,994,653
Lexington Parker Capital Corp.
3.400% 04/25/08(a)(b)	7,000,000	6,984,133
Park Avenue Receivables Corp.
2.750% 04/15/08(a)	5,000,000	4,994,653
Sheffield Receivables Corp.
3.170% 04/01/08(a)	4,500,000	4,500,000
Surrey Funding Corp.
3.200% 04/01/08(a)	2,909,000	2,909,000
Tulip Funding Corp.
2.950% 04/14/08(a)	5,000,000	4,994,674
Versailles CDS LLC
3.350% 04/01/08(a)	8,750,000	8,750,000

Total Commercial Paper (cost of $103,467,250)		103,467,250
Corporate Bonds – 23.4%
Asscher Finance Corp.
5.500% 07/16/08(a)(c)	1,607,000	1,607,000

1

	Par ($)	Value ($)
Corporate Bonds – (continued)
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
3.150% 08/01/24(d)	9,298,000	9,298,000
Best One Tire & Services LLC
LOC: Fifth Third Bank
3.850% 02/01/18(d)	6,690,000	6,690,000
Han Sung Industries LLC
LOC: Wachovia Bank N.A.
3.920% 06/01/21(d)	2,805,000	2,805,000
Kokomo Grain Co., Inc.
LOC: General Electric Capital Corp.
3.150% 11/01/10(a)(d)	3,100,000	3,100,000
Merrill Lynch & Co., Inc.
2.935% 12/17/08(e)	1,500,000	1,500,000
Morgan Stanley
2.744% 12/26/08(e)	4,000,000	4,000,000
Northern Rock PLC
3.116% 09/04/08(a)(e)	4,000,000	4,000,041
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
3.970% 03/15/49(d)	1,650,000	1,650,000
SLM Corp.
2.556% 04/18/08(a)(e)	3,000,000	2,999,972
Wells Fargo & Co.
2.898% 01/14/09(a)(e)	5,000,000	5,000,000

Total Corporate Bonds (cost of $42,650,013)		42,650,013
Municipal Bonds – 20.9%
FLORIDA – 2.2%
FL Hurricane Catastrophe Fund
Series 2006 B,
3.028% 03/15/09(e)	4,000,000	4,000,002
FLORIDA TOTAL		4,000,002
ILLINOIS – 1.1%
IL Upper River Valley Development Authority
Series 2003 B,
LOC: LaSalle Bank N.A.,
LOC: ABN AMRO Bank
3.920% 06/01/17(d)	2,100,000	2,100,000
ILLINOIS TOTAL		2,100,000
KANSAS – 3.5%
KS Manhattan Industrial Development Revenue
Florence Corp.,
Series 2003,
LOC: Harris Trust Co. of California
KANSAS – (continued)
2.650% 04/01/28(d)	6,400,000	6,400,000
KANSAS TOTAL		6,400,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – 1.0%
MA Development Financing Agency
Whalers Cove LP,
Series 2001 B,
LOC: Wachovia Bank N.A.
3.270% 09/01/34(d)	1,750,000	1,750,000
MASSACHUSETTS TOTAL		1,750,000
NEW HAMPSHIRE – 1.2%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York
2.900% 11/01/20(d)	2,211,000	2,211,000
NEW HAMPSHIRE TOTAL		2,211,000
NEW YORK – 4.9%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
3.750% 06/01/33(d)	9,000,000	9,000,000
NEW YORK TOTAL		9,000,000
NORTH CAROLINA – 3.1%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
3.150% 02/01/25(d)	4,145,000	4,145,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
3.920% 04/01/18(d)	1,449,000	1,449,000
NORTH CAROLINA TOTAL		5,594,000
TEXAS – 1.6%
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
3.750% 12/01/33(d)	2,900,000	2,900,000
TEXAS TOTAL		2,900,000

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – 2.3%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
3.800% 09/01/37(d)	4,252,000	4,252,000
WISCONSIN TOTAL		4,252,000

Total Municipal Bonds (cost of $38,207,002)		38,207,002

Total Investments – 101.0% (cost of $184,324,265)(f)		184,324,265

Other Assets & Liabilities, Net – (1.0)%		(1,889,127)

Net Assets – 100.0%		182,435,138

Notes to Investment Portfolio:

* Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively.  The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	184,324,265	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$184,324,265	$—

4

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $102,714,975, which represents 56.3% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
SLM Corp.
2.556% 04/18/08	04/20/07	$3,000,000

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	Security issued by a structured investment vehicle.

(d)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at March 31, 2008.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.

(f)	Cost for federal income tax purposes is $184,324,265.

Acronym	Name
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

5

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia S&P 500 Index Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 96.4%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)(b)	816	21,053
Johnson Controls, Inc. (b)	1,986	67,127
Auto Components Total		88,180
Automobiles – 0.3%
Ford Motor Co. (a)(b)	7,410	42,385
General Motors Corp. (b)	1,904	36,271
Harley-Davidson, Inc. (b)	811	30,413
Automobiles Total		109,069
Distributors – 0.1%
Genuine Parts Co.	565	22,724
Distributors Total		22,724
Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A (a)(b)	468	20,218
H&R Block, Inc. (b)	1,079	22,400
Diversified Consumer Services Total		42,618
Hotels, Restaurants & Leisure – 1.3%
Carnival Corp. (b)	1,459	59,060
Darden Restaurants, Inc. (b)	471	15,331
International Game Technology, Inc. (b)	1,047	42,100
Marriott International, Inc., Class A (b)	1,012	34,772
McDonald’s Corp.	3,871	215,886
Starbucks Corp. (a)(b)	2,446	42,805
Starwood Hotels & Resorts Worldwide, Inc.	626	32,395
Wendy’s International, Inc.	300	6,918
Wyndham Worldwide Corp. (b)	595	12,305
Yum! Brands, Inc.	1,591	59,201
Hotels, Restaurants & Leisure Total		520,773
Household Durables – 0.5%
Black & Decker Corp. (b)	213	14,079
Centex Corp. (b)	414	10,023
D.R. Horton, Inc.	925	14,569
Fortune Brands, Inc. (b)	513	35,653
Harman International Industries, Inc. (b)	200	8,708
KB Home (b)	255	6,306
Leggett & Platt, Inc. (b)	571	8,708
Lennar Corp., Class A (b)	460	8,653

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Household Durables – (continued)
Newell Rubbermaid, Inc. (b)	930	21,269
Pulte Homes, Inc. (b)	725	10,549
Snap-On, Inc. (b)	203	10,322
Stanley Works (b)	266	12,667
Whirlpool Corp. (b)	256	22,216
Household Durables Total		183,722
Internet & Catalog Retail – 0.2%
Amazon.com, Inc. (a)(b)	1,030	73,439
Expedia, Inc. (a)(b)	700	15,323
IAC/InterActiveCorp (a)	595	12,352
Internet & Catalog Retail Total		101,114
Leisure Equipment & Products – 0.1%
Brunswick Corp. (b)	306	4,887
Eastman Kodak Co. (b)	972	17,175
Hasbro, Inc. (b)	467	13,029
Mattel, Inc.	1,210	24,079
Leisure Equipment & Products Total		59,170
Media – 2.8%
CBS Corp., Class B	2,273	50,188
Clear Channel Communications, Inc. (a)(b)	1,676	48,973
Comcast Corp., Class A (b)	10,090	195,141
DIRECTV Group, Inc. (a)(b)	2,380	59,000
EW Scripps Co. (b)	300	12,603
Gannett Co., Inc.	765	22,223
Interpublic Group of Companies, Inc. (a)(b)	1,569	13,195
McGraw-Hill Companies, Inc. (b)	1,082	39,980
Meredith Corp. (b)	127	4,858
New York Times Co., Class A (b)	487	9,194
News Corp., Class A	7,725	144,844
Omnicom Group, Inc. (b)	1,080	47,714
Time Warner, Inc.	11,988	168,072
Viacom, Inc., Class B (a)(b)	2,148	85,104
Walt Disney Co. (b)	6,310	198,008
Washington Post Co., Class B (b)	19	12,568
Media Total		1,111,665

2

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Multiline Retail – 0.8%
Big Lots, Inc. (a)(b)	301	6,713
Dillard’s, Inc., Class A (b)	187	3,218
Family Dollar Stores, Inc. (b)	467	9,107
J.C. Penney Co., Inc. (b)	751	28,320
Kohl’s Corp. (a)(b)	1,052	45,120
Macy’s, Inc.	1,449	33,414
Nordstrom, Inc. (b)	590	19,234
Sears Holdings Corp. (a)(b)	247	25,216
Target Corp.	2,750	139,370
Multiline Retail Total		309,712
Specialty Retail – 1.6%
Abercrombie & Fitch Co., Class A (b)	300	21,942
AutoNation, Inc. (a)(b)	459	6,871
Autozone, Inc. (a)(b)	148	16,847
Bed Bath & Beyond, Inc. (a)(b)	877	25,872
Best Buy Co., Inc. (b)	1,171	48,550
GameStop Corp., Class A (a)	550	28,440
Gap, Inc. (b)	1,531	30,130
Home Depot, Inc. (b)	5,654	158,142
Limited Brands, Inc. (b)	1,034	17,681
Lowe’s Companies, Inc.	4,909	112,612
Office Depot, Inc. (a)	911	10,067
OfficeMax, Inc. (b)	265	5,072
RadioShack Corp. (b)	431	7,004
Sherwin-Williams Co. (b)	338	17,252
Staples, Inc. (b)	2,341	51,760
Tiffany & Co. (b)	429	17,949
TJX Companies, Inc. (b)	1,475	48,778
Specialty Retail Total		624,969
Textiles, Apparel & Luxury Goods – 0.4%
Coach, Inc. (a)	1,180	35,577
Jones Apparel Group, Inc. (b)	281	3,771
Liz Claiborne, Inc. (b)	326	5,917
NIKE, Inc., Class B (b)	1,287	87,516
Polo Ralph Lauren Corp. (b)	200	11,658

3

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
V.F. Corp. (b)	298	23,098
Textiles, Apparel & Luxury Goods Total		167,537
CONSUMER DISCRETIONARY TOTAL		3,341,253
CONSUMER STAPLES – 10.7%
Beverages – 2.5%
Anheuser-Busch Companies, Inc.	2,396	113,690
Brown-Forman Corp., Class B (b)	282	18,674
Coca-Cola Co.	6,696	407,585
Coca-Cola Enterprises, Inc. (b)	955	23,111
Constellation Brands, Inc., Class A (a)(b)	645	11,397
Molson Coors Brewing Co., Class B (b)	458	24,077
Pepsi Bottling Group, Inc. (b)	457	15,497
PepsiCo, Inc.	5,373	387,931
Beverages Total		1,001,962
Food & Staples Retailing – 2.6%
Costco Wholesale Corp. (b)	1,462	94,986
CVS Caremark Corp. (b)	4,811	194,894
Kroger Co. (b)	2,245	57,023
Safeway, Inc. (b)	1,477	43,350
SUPERVALU, Inc.	703	21,076
Sysco Corp. (b)	2,032	58,969
Wal-Mart Stores, Inc.	7,910	416,699
Walgreen Co.	3,311	126,116
Whole Foods Market, Inc. (b)	480	15,825
Food & Staples Retailing Total		1,028,938
Food Products – 1.6%
Archer-Daniels-Midland Co.	2,163	89,029
Campbell Soup Co. (b)	726	24,648
ConAgra Foods, Inc.	1,636	39,182
Dean Foods Co. (b)	495	9,945
General Mills, Inc.	1,136	68,024
H.J. Heinz Co.	1,059	49,741
Hershey Co. (b)	552	20,794
Kellogg Co. (b)	879	46,200
Kraft Foods, Inc., Class A	5,150	159,701
McCormick & Co., Inc. (b)	438	16,193
Sara Lee Corp. (b)	2,386	33,356

4

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food Products – (continued)
Tyson Foods, Inc., Class A (b)	930	14,834
Wm. Wrigley Jr. Co. (b)	730	45,873
Food Products Total		617,520
Household Products – 2.4%
Clorox Co.	466	26,394
Colgate-Palmolive Co.	1,704	132,759
Kimberly-Clark Corp.	1,411	91,080
Procter & Gamble Co.	10,324	723,403
Household Products Total		973,636
Personal Products – 0.2%
Avon Products, Inc.	1,431	56,582
Estee Lauder Companies, Inc., Class A (b)	395	18,111
Personal Products Total		74,693
Tobacco – 1.4%
Altria Group, Inc.	7,067	156,887
Philip Morris International, Inc. (a)	7,067	357,449
Reynolds American, Inc.	570	33,647
UST, Inc. (b)	504	27,478
Tobacco Total		575,461
CONSUMER STAPLES TOTAL		4,272,210
ENERGY – 12.8%
Energy Equipment & Services – 2.7%
Baker Hughes, Inc.	1,027	70,349
BJ Services Co. (b)	992	28,282
Cameron International Corp. (a)	725	30,189
ENSCO International, Inc. (b)	475	29,744
Halliburton Co.	2,942	115,709
Nabors Industries Ltd. (a)(b)	943	31,845
National-Oilwell Varco, Inc. (a)	1,195	69,764
Noble Corp.	904	44,902
Rowan Companies, Inc. (b)	380	15,648
Schlumberger Ltd.	4,017	349,479
Smith International, Inc. (b)	675	43,355
Transocean, Inc. (b)	1,068	144,394
Weatherford International Ltd. (a)(b)	1,125	81,529
Energy Equipment & Services Total		1,055,189
Oil, Gas & Consumable Fuels – 10.1%
Anadarko Petroleum Corp.	1,565	98,642
Apache Corp.	1,109	133,989
Chesapeake Energy Corp. (b)	1,545	71,302

5

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
Chevron Corp. (b)	6,972	595,130
ConocoPhillips	5,243	399,569
CONSOL Energy, Inc. (b)	610	42,206
Devon Energy Corp. (b)	1,496	156,078
El Paso Corp. (b)	2,349	39,087
EOG Resources, Inc. (b)	825	99,000
Exxon Mobil Corp. (b)	17,935	1,516,942
Hess Corp. (b)	930	82,007
Marathon Oil Corp.	2,365	107,844
Murphy Oil Corp. (b)	630	51,748
Noble Energy, Inc.	575	41,860
Occidental Petroleum Corp.	2,760	201,949
Peabody Energy Corp. (b)	905	46,155
Range Resources Corp. (b)	500	31,725
Spectra Energy Corp. (b)	2,122	48,276
Sunoco, Inc.	403	21,145
Tesoro Corp. (b)	450	13,500
Valero Energy Corp.	1,780	87,416
Williams Companies, Inc.	1,973	65,070
XTO Energy, Inc. (b)	1,718	106,276
Oil, Gas & Consumable Fuels Total		4,056,916
ENERGY TOTAL		5,112,105
FINANCIALS – 16.2%
Capital Markets – 2.9%
American Capital Strategies Ltd. (b)	650	22,204
Ameriprise Financial, Inc. (b)	766	39,717
Bank of New York Mellon Corp.	3,820	159,409
Bear Stearns Companies, Inc. (b)	407	4,269
Charles Schwab Corp.	3,136	59,051
E*TRADE Financial Corp. (a)(b)	1,540	5,944
Federated Investors, Inc., Class B (b)	278	10,887
Franklin Resources, Inc. (b)	523	50,726
Goldman Sachs Group, Inc.	1,312	216,992
Janus Capital Group, Inc. (b)	498	11,588
Legg Mason, Inc. (b)	460	25,751
Lehman Brothers Holdings, Inc. (b)	1,767	66,510
Merrill Lynch & Co., Inc. (b)	3,245	132,201
Morgan Stanley	3,703	169,227
Northern Trust Corp.	632	42,009

6

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
State Street Corp.	1,296	102,384
T. Rowe Price Group, Inc. (b)	877	43,850
Capital Markets Total		1,162,719
Commercial Banks – 2.8%
BB&T Corp. (b)	1,835	58,830
Comerica, Inc.	493	17,294
Fifth Third Bancorp (b)	1,777	37,175
First Horizon National Corp. (b)	412	5,772
Huntington Bancshares, Inc. (b)	1,226	13,180
KeyCorp (b)	1,340	29,413
M&T Bank Corp. (b)	250	20,120
Marshall & Ilsley Corp. (b)	868	20,138
National City Corp.	2,114	21,034
PNC Financial Services Group, Inc. (b)	1,146	75,143
Regions Financial Corp. (b)	2,319	45,800
SunTrust Banks, Inc.	1,182	65,175
U.S. Bancorp (b)	5,802	187,753
Wachovia Corp. (b)	6,652	179,604
Wells Fargo & Co. (b)	11,057	321,759
Zions Bancorporation (b)	365	16,626
Commercial Banks Total		1,114,816
Consumer Finance – 0.7%
American Express Co.	3,872	169,284
Capital One Financial Corp.	1,241	61,082
Discover Financial Services (b)	1,614	26,421
SLM Corp. (a)(b)	1,567	24,053
Consumer Finance Total		280,840
Diversified Financial Services – 4.1%
Bank of America Corp. (c)	14,880	564,101
CIT Group, Inc.	650	7,703
Citigroup, Inc.	17,451	373,800
CME Group, Inc. (b)	179	83,969
IntercontinentalExchange, Inc. (a)(b)	225	29,362
JPMorgan Chase & Co.	11,395	489,415
Leucadia National Corp. (b)	575	26,002
Moody’s Corp. (b)	692	24,102
NYSE Euronext (b)	900	55,539
Diversified Financial Services Total		1,653,993

7

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – 3.9%
ACE Ltd.	1,118	61,557
AFLAC, Inc. (b)	1,600	103,920
Allstate Corp.	1,888	90,737
Ambac Financial Group, Inc.	961	5,526
American International Group, Inc. (b)	8,456	365,722
Aon Corp. (b)	1,031	41,446
Assurant, Inc.	325	19,779
Chubb Corp. (b)	1,252	61,949
Cincinnati Financial Corp.	551	20,960
Genworth Financial, Inc., Class A	1,450	32,828
Hartford Financial Services Group, Inc. (b)	1,060	80,316
Lincoln National Corp.	896	46,592
Loews Corp. (b)	1,479	59,485
Marsh & McLennan Companies, Inc.	1,748	42,564
MBIA, Inc. (a)(b)	701	8,566
MetLife, Inc.	2,365	142,515
Principal Financial Group, Inc. (b)	878	48,922
Progressive Corp. (b)	2,270	36,479
Prudential Financial, Inc. (b)	1,484	116,123
SAFECO Corp.	310	13,603
Torchmark Corp. (b)	307	18,454
Travelers Companies, Inc.	2,089	99,959
Unum Group	1,159	25,510
XL Capital Ltd., Class A (b)	603	17,819
Insurance Total		1,561,331
Real Estate Investment Trusts (REITs) – 1.2%
Apartment Investment & Management Co., Class A (b)	315	11,280
AvalonBay Communities, Inc. (b)	260	25,095
Boston Properties, Inc.	405	37,288
Developers Diversified Realty Corp. (b)	400	16,752
Equity Residential Property Trust	916	38,005
General Growth Properties, Inc. (b)	900	34,353
HCP, Inc.	775	26,203
Host Hotels & Resorts, Inc. (b)	1,750	27,860
Kimco Realty Corp. (b)	855	33,490
Plum Creek Timber Co., Inc. (b)	566	23,036
ProLogis (b)	865	50,914
Public Storage, Inc. (b)	405	35,891
Simon Property Group, Inc.	740	68,754

8

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Vornado Realty Trust	455	39,226
Real Estate Investment Trusts (REITs) Total		468,147
Real Estate Management & Development – 0.0%
CB Richard Ellis Group, Inc., Class A (a)(b)	570	12,335
Real Estate Management & Development Total		12,335
Thrifts & Mortgage Finance – 0.6%
Countrywide Financial Corp. (b)	1,919	10,555
Fannie Mae (b)	3,277	86,251
Freddie Mac	2,176	55,096
Hudson City Bancorp, Inc. (b)	1,750	30,940
MGIC Investment Corp. (b)	398	4,191
Sovereign Bancorp, Inc. (b)	1,200	11,184
Washington Mutual, Inc. (b)	2,958	30,467
Thrifts & Mortgage Finance Total		228,684
FINANCIALS TOTAL		6,482,865
HEALTH CARE – 11.3%
Biotechnology – 1.3%
Amgen, Inc. (a)	3,648	152,413
Biogen Idec, Inc. (a)	991	61,135
Celgene Corp. (a)(b)	1,450	88,871
Genzyme Corp. (a)	902	67,235
Gilead Sciences, Inc. (a)(b)	3,105	160,001
Biotechnology Total		529,655
Health Care Equipment & Supplies – 1.9%
Baxter International, Inc.	2,128	123,041
Becton, Dickinson & Co.	809	69,453
Boston Scientific Corp. (a)(b)	4,498	57,889
C.R. Bard, Inc.	326	31,426
Covidien Ltd.	1,669	73,853
Hospira, Inc. (a)(b)	530	22,668
Medtronic, Inc.	3,760	181,871
St. Jude Medical, Inc. (a)(b)	1,152	49,755
Stryker Corp. (b)	810	52,691
Varian Medical Systems, Inc. (a)(b)	425	19,907
Zimmer Holdings, Inc. (a)	779	60,653
Health Care Equipment & Supplies Total		743,207
Health Care Providers & Services – 1.8%
Aetna, Inc.	1,659	69,827
AmerisourceBergen Corp.	547	22,416

9

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Cardinal Health, Inc. (b)	1,205	63,275
CIGNA Corp.	950	38,542
Coventry Health Care, Inc. (a)	520	20,982
Express Scripts, Inc. (a)(b)	835	53,707
Humana, Inc. (a)	572	25,660
Laboratory Corp. of America Holdings (a)(b)	365	26,893
McKesson Corp. (b)	979	51,270
Medco Health Solutions, Inc. (a)	1,765	77,290
Patterson Companies, Inc. (a)(b)	440	15,972
Quest Diagnostics, Inc. (b)	522	23,631
Tenet Healthcare Corp. (a)(b)	1,585	8,971
UnitedHealth Group, Inc. (b)	4,198	144,243
WellPoint, Inc. (a)(b)	1,817	80,184
Health Care Providers & Services Total		722,863
Health Care Technology – 0.0%
IMS Health, Inc.	622	13,068
Health Care Technology Total		13,068
Life Sciences Tools & Services – 0.4%
Applera Corp. - Applied Biosystems Group (b)	564	18,533
Millipore Corp. (a)(b)	176	11,864
PerkinElmer, Inc.	402	9,749
Thermo Fisher Scientific, Inc. (a)(b)	1,392	79,121
Waters Corp. (a)	344	19,161
Life Sciences Tools & Services Total		138,428
Pharmaceuticals – 5.9%
Abbott Laboratories	5,181	285,732
Allergan, Inc. (b)	1,019	57,462
Barr Pharmaceuticals, Inc. (a)(b)	365	17,633
Bristol-Myers Squibb Co.	6,640	141,432
Eli Lilly & Co.	3,311	170,815
Forest Laboratories, Inc. (a)	1,034	41,370
Johnson & Johnson	9,502	616,395
King Pharmaceuticals, Inc. (a)	822	7,151
Merck & Co., Inc.	7,263	275,631
Mylan Laboratories, Inc. (b)	1,025	11,890
Pfizer, Inc.	22,653	474,127
Schering-Plough Corp.	5,427	78,203
Watson Pharmaceuticals, Inc. (a)(b)	347	10,174

10

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
Wyeth	4,474	186,834
Pharmaceuticals Total		2,374,849
HEALTH CARE TOTAL		4,522,070
INDUSTRIALS – 11.7%
Aerospace & Defense – 2.8%
Boeing Co.	2,558	190,239
General Dynamics Corp.	1,350	112,550
Goodrich Corp.	410	23,579
Honeywell International, Inc.	2,484	140,147
L-3 Communications Holdings, Inc.	410	44,829
Lockheed Martin Corp.	1,138	113,003
Northrop Grumman Corp.	1,145	89,093
Precision Castparts Corp. (b)	475	48,488
Raytheon Co. (b)	1,435	92,715
Rockwell Collins, Inc.	553	31,604
United Technologies Corp.	3,285	226,074
Aerospace & Defense Total		1,112,321
Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc. (b)	575	31,280
Expeditors International Washington, Inc. (b)	725	32,756
FedEx Corp. (b)	1,045	96,840
United Parcel Service, Inc., Class B	3,458	252,503
Air Freight & Logistics Total		413,379
Airlines – 0.1%
Southwest Airlines Co. (b)	2,459	30,492
Airlines Total		30,492
Building Products – 0.1%
Masco Corp. (b)	1,235	24,490
Trane, Inc.	575	26,392
Building Products Total		50,882
Commercial Services & Supplies – 0.5%
Allied Waste Industries, Inc. (a)	1,141	12,334
Avery Dennison Corp.	366	18,026
Cintas Corp.	432	12,329
Equifax, Inc. (b)	436	15,033
Monster Worldwide, Inc. (a)(b)	425	10,289
Pitney Bowes, Inc. (b)	717	25,109
R.R. Donnelley & Sons Co.	721	21,854
Robert Half International, Inc.	530	13,642

11

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Waste Management, Inc.	1,660	55,710
Commercial Services & Supplies Total		184,326
Construction & Engineering – 0.2%
Fluor Corp. (b)	294	41,501
Jacobs Engineering Group, Inc. (a)(b)	400	29,436
Construction & Engineering Total		70,937
Electrical Equipment – 0.5%
Cooper Industries Ltd., Class A	583	23,407
Emerson Electric Co.	2,651	136,421
Rockwell Automation, Inc. (b)	489	28,078
Electrical Equipment Total		187,906
Industrial Conglomerates – 3.8%
3M Co.	2,369	187,506
General Electric Co. (d)	33,475	1,238,910
Textron, Inc.	832	46,109
Tyco International Ltd. (b)	1,619	71,317
Industrial Conglomerates Total		1,543,842
Machinery – 1.8%
Caterpillar, Inc. (b)	2,084	163,156
Cummins, Inc.	670	31,369
Danaher Corp. (b)	847	64,397
Deere & Co. (b)	1,454	116,960
Dover Corp.	645	26,948
Eaton Corp.	481	38,321
Illinois Tool Works, Inc. (b)	1,336	64,435
Ingersoll-Rand Co., Ltd., Class A (b)	921	41,058
ITT Corp. (b)	597	30,931
Manitowoc Co., Inc. (b)	425	17,340
Paccar, Inc.	1,236	55,620
Pall Corp.	400	14,028
Parker Hannifin Corp. (b)	554	38,376
Terex Corp. (a)(b)	345	21,563
Machinery Total		724,502
Road & Rail – 0.9%
Burlington Northern Santa Fe Corp. (b)	1,002	92,405
CSX Corp. (b)	1,346	75,470
Norfolk Southern Corp.	1,272	69,095
Ryder System, Inc.	189	11,512

12

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – (continued)
Union Pacific Corp. (b)	874	109,582
Road & Rail Total		358,064
Trading Companies & Distributors – 0.0%
W.W. Grainger, Inc. (b)	235	17,952
Trading Companies & Distributors Total		17,952
INDUSTRIALS TOTAL		4,694,603
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 2.4%
Ciena Corp. (a)(b)	280	8,632
Cisco Systems, Inc. (a)	19,970	481,077
Corning, Inc.	5,274	126,787
JDS Uniphase Corp. (a)(b)	750	10,043
Juniper Networks, Inc. (a)(b)	1,755	43,875
Motorola, Inc.	7,548	70,197
QUALCOMM, Inc.	5,393	221,113
Tellabs, Inc. (a)(b)	1,396	7,608
Communications Equipment Total		969,332
Computers & Peripherals – 4.2%
Apple, Inc. (a)	2,942	422,177
Dell, Inc. (a)	7,504	149,480
EMC Corp. (a)(b)	7,036	100,896
Hewlett-Packard Co.	8,274	377,791
International Business Machines Corp.	4,645	534,825
Lexmark International, Inc., Class A (a)(b)	330	10,138
NetApp, Inc. (a)	1,159	23,238
QLogic Corp. (a)(b)	440	6,754
SanDisk Corp. (a)(b)	775	17,492
Sun Microsystems, Inc. (a)(b)	2,648	41,123
Teradata Corp. (a)	600	13,236
Computers & Peripherals Total		1,697,150
Electronic Equipment & Instruments – 0.3%
Agilent Technologies, Inc. (a)(b)	1,218	36,333
Jabil Circuit, Inc.	695	6,574
Molex, Inc. (b)	480	11,117
Tyco Electronics Ltd.	1,644	56,422
Electronic Equipment & Instruments Total		110,446
Internet Software & Services – 1.6%
Akamai Technologies, Inc. (a)(b)	550	15,488
eBay, Inc. (a)(b)	3,735	111,452
Google, Inc., Class A (a)(b)	772	340,043

13

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
VeriSign, Inc. (a)(b)	705	23,434
Yahoo!, Inc. (a)	4,473	129,404
Internet Software & Services Total		619,821
IT Services – 0.8%
Affiliated Computer Services, Inc., Class A (a)(b)	310	15,534
Automatic Data Processing, Inc.	1,745	73,971
Cognizant Technology Solutions Corp., Class A (a)	960	27,677
Computer Sciences Corp. (a)(b)	546	22,271
Convergys Corp. (a)	435	6,551
Electronic Data Systems Corp.	1,716	28,571
Fidelity National Information Services, Inc. (b)	580	22,121
Fiserv, Inc. (a)	549	26,401
Paychex, Inc. (b)	1,094	37,480
Total System Services, Inc.	674	15,947
Unisys Corp. (a)	1,192	5,281
Western Union Co. (b)	2,514	53,473
IT Services Total		335,278
Office Electronics – 0.1%
Xerox Corp. (b)	3,064	45,868
Office Electronics Total		45,868
Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc. (a)(b)	2,037	11,998
Altera Corp.	1,037	19,112
Analog Devices, Inc.	983	29,018
Applied Materials, Inc.	4,540	88,575
Broadcom Corp., Class A (a)	1,576	30,370
Intel Corp.	19,399	410,871
KLA-Tencor Corp. (b)	603	22,371
Linear Technology Corp. (b)	738	22,649
LSI Logic Corp. (a)(b)	2,211	10,944
MEMC Electronic Materials, Inc. (a)	775	54,948
Microchip Technology, Inc. (b)	625	20,456
Micron Technology, Inc. (a)(b)	2,540	15,164
National Semiconductor Corp.	750	13,740
Novellus Systems, Inc. (a)(b)	332	6,989
NVIDIA Corp. (a)	1,852	36,651

14

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Teradyne, Inc. (a)(b)	591	7,340
Texas Instruments, Inc.	4,458	126,028
Xilinx, Inc.	961	22,824
Semiconductors & Semiconductor Equipment Total		950,048
Software – 3.3%
Adobe Systems, Inc. (a)	1,900	67,621
Autodesk, Inc. (a)(b)	780	24,554
BMC Software, Inc. (a)(b)	647	21,040
CA, Inc. (b)	1,303	29,318
Citrix Systems, Inc. (a)	628	18,419
Compuware Corp. (a)(b)	921	6,760
Electronic Arts, Inc. (a)(b)	1,053	52,566
Intuit, Inc. (a)(b)	1,111	30,008
Microsoft Corp.	26,820	761,152
Novell, Inc. (a)	1,171	7,366
Oracle Corp. (a)	13,267	259,503
Symantec Corp. (a)	2,833	47,084
Software Total		1,325,391
INFORMATION TECHNOLOGY TOTAL		6,053,334
MATERIALS – 3.4%
Chemicals – 1.9%
Air Products & Chemicals, Inc. (b)	707	65,044
Ashland, Inc.	196	9,271
Dow Chemical Co.	3,150	116,077
E.I. Du Pont de Nemours & Co. (b)	3,009	140,701
Eastman Chemical Co. (b)	267	16,674
Ecolab, Inc. (b)	595	25,841
Hercules, Inc.	368	6,731
International Flavors & Fragrances, Inc. (b)	281	12,378
Monsanto Co.	1,845	205,717
PPG Industries, Inc. (b)	546	33,038
Praxair, Inc. (b)	1,060	89,284
Rohm and Haas Co. (b)	426	23,038
Sigma-Aldrich Corp. (b)	427	25,471
Chemicals Total		769,265
Construction Materials – 0.1%
Vulcan Materials Co. (b)	367	24,369
Construction Materials Total		24,369

15

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Containers & Packaging – 0.1%
Ball Corp.	330	15,160
Bemis Co., Inc. (b)	336	8,544
Pactiv Corp. (a)	442	11,585
Sealed Air Corp. (b)	530	13,383
Containers & Packaging Total		48,672
Metals & Mining – 1.1%
Alcoa, Inc. (b)	2,732	98,516
Allegheny Technologies, Inc. (b)	342	24,405
Freeport-McMoRan Copper & Gold, Inc. (b)	1,275	122,681
Newmont Mining Corp.	1,529	69,264
Nucor Corp.	976	66,114
Titanium Metals Corp. (b)	325	4,891
United States Steel Corp. (b)	389	49,352
Metals & Mining Total		435,223
Paper & Forest Products – 0.2%
International Paper Co. (b)	1,425	38,760
MeadWestvaco Corp. (b)	581	15,815
Weyerhaeuser Co. (b)	697	45,333
Paper & Forest Products Total		99,908
MATERIALS TOTAL		1,377,437
TELECOMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	20,224	774,579
CenturyTel, Inc. (b)	349	11,601
Citizens Communications Co. (b)	1,104	11,581
Embarq Corp.	508	20,371
Qwest Communications International, Inc. (b)	5,166	23,402
Verizon Communications, Inc.	9,630	351,014
Windstream Corp. (b)	1,532	18,307
Diversified Telecommunication Services Total		1,210,855
Wireless Telecommunication Services – 0.3%
American Tower Corp., Class A (a)(b)	1,350	52,933

16

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
Sprint Nextel Corp. (a)	9,558	63,943
Wireless Telecommunication Services Total		116,876
TELECOMMUNICATION SERVICES TOTAL		1,327,731
UTILITIES –3.5%
Electric Utilities – 2.1%
Allegheny Energy, Inc.	567	28,633
American Electric Power Co., Inc.	1,342	55,867
Duke Energy Corp. (b)	4,245	75,773
Edison International	1,096	53,726
Entergy Corp.	633	69,048
Exelon Corp.	2,213	179,851
FirstEnergy Corp.	1,017	69,787
FPL Group, Inc.	1,375	86,267
Pepco Holdings, Inc.	675	16,686
Pinnacle West Capital Corp. (b)	337	11,822
PPL Corp. (b)	1,264	58,043
Progress Energy, Inc. (b)	864	36,029
Southern Co. (b)	2,571	91,553
Electric Utilities Total		833,085
Gas Utilities – 0.1%
Nicor, Inc. (b)	145	4,859
Questar Corp.	570	32,239
Gas Utilities Total		37,098
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	2,241	37,358
Constellation Energy Group, Inc.	602	53,139
Dynegy, Inc. (a)(b)	1,652	13,034
Independent Power Producers & Energy Traders Total		103,531
Multi-Utilities – 1.0%
Ameren Corp. (b)	704	31,004
CenterPoint Energy, Inc. (b)	1,093	15,597
CMS Energy Corp. (b)	765	10,358
Consolidated Edison, Inc. (b)	900	35,730
Dominion Resources, Inc. (b)	1,935	79,026
DTE Energy Co.	544	21,156
Integrys Energy Group, Inc. (b)	250	11,660
NiSource, Inc. (b)	914	15,758
PG&E Corp. (b)	1,187	43,705
Public Service Enterprise Group, Inc.	1,695	68,122

17

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi-Utilities – (continued)
Sempra Energy	874	46,567
TECO Energy, Inc. (b)	715	11,404
Xcel Energy, Inc. (b)	1,437	28,668
Multi-Utilities Total		418,755
UTILITIES TOTAL		1,392,469

Total Common Stocks (cost of $27,976,824)		38,576,077
Securities Lending Collateral – 29.7%
State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 3.131%)	11,897,732	11,897,732

Total Securities Lending Collateral (cost of $11,897,732)		11,897,732

	Par ($)
Short-Term Obligation – 2.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 2.150%, collateralized by a U.S. Government Agency Obligation maturing 12/19/22, market value $999,851 (repurchase proceeds $975,058)	975,000	975,000

Total Short-Term Obligation (cost of $975,000)		975,000
Total Investments – 128.5% (cost of $40,849,556)(f)(g)		51,448,809

Other Assets & Liabilities, Net – (28.5)%		(11,415,362)

Net Assets – 100.0%		40,033,447

18

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
	Level 1 – Quoted Prices	$50,473,809	$33,248
	Level 2 – Other Significant Observable Inputs	975,000	—
	Level 3 – Significant Unobservable Inputs	—	—
	Total	$51,448,809	$33,248

	*Other financial instruments include futures contracts which are not included in the investment portfolio.

19

(a)	Non-income producing security.

(b)	All or portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $ 11,715,199.

(c)	Investments in affiliates during the period ended March 31, 2008: Security name: Bank of America Corp.

	Shares as of 12/31/07:	15,755
	Shares purchased:	100
	Shares sold:	(975)
	Shares as of 03/31/08:	14,880
	Net realized gain/loss:	$2,101
	Dividend income earned:	$9,811
	Value at end of period:	$564,101

(d)	A portion of this security with a market value of $185,050 is pledged as collateral for open futures contracts.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $40,849,556.

(g)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$13,404,806	$(2,805,553)	$10,599,253

At March 31, 2008, the Fund held the following open long futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
S&P 500 Index Futures	4	$1,324,000	$1,290,752	Jun-2008	$33,248

20

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Small Cap Value Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 100.0%
CONSUMER DISCRETIONARY – 8.4%
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.	38,230	783,715
BorgWarner, Inc.	56,280	2,421,728
Modine Manufacturing Co.	72,100	1,044,729
		4,250,172
Distributors – 0.2%
Building Materials Holding Corp.	154,810	678,068
Diversified Consumer Services – 0.4%
Regis Corp.	65,160	1,791,248
Hotels, Restaurants & Leisure – 1.3%
Benihana, Inc., Class A (a)	14,728	165,984
Bob Evans Farms, Inc.	62,830	1,733,480
CEC Entertainment, Inc. (a)	50,750	1,465,660
Landry’s Restaurants, Inc.	84,570	1,376,800
O’Charleys, Inc.	84,510	973,555
		5,715,479
Household Durables – 2.3%
American Greetings Corp., Class A	158,870	2,947,039
CSS Industries, Inc.	46,306	1,618,858
Ethan Allen Interiors, Inc.	59,840	1,701,251
Furniture Brands International, Inc.	129,100	1,510,470
Skyline Corp.	41,431	1,152,610
Universal Electronics, Inc. (a)	55,420	1,341,718
		10,271,946
Leisure Equipment & Products – 0.3%
MarineMax, Inc. (a)	74,460	927,772
Nautilus Group, Inc.	135,160	444,676
		1,372,448
Specialty Retail – 2.0%
America’s Car-Mart, Inc. (a)	193,244	2,432,942
Collective Brands, Inc. (a)	70,520	854,702
Monro Muffler Brake, Inc.	117,560	1,986,764
Rent-A-Center, Inc. (a)	134,033	2,459,506
Zale Corp. (a)	64,230	1,269,185
		9,003,099

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.9%
Delta Apparel, Inc.	57,151	345,192
Hampshire Group Ltd. (a)	103,950	935,550
Hartmarx Corp. (a)	196,459	573,660
Wolverine World Wide, Inc.	71,240	2,066,673
		3,921,075
		37,003,535
CONSUMER STAPLES – 5.4%
Beverages – 0.3%
MGP Ingredients, Inc.	193,595	1,353,229
Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc. (a)	62,740	2,239,190
Ruddick Corp.	43,450	1,601,567
Weis Markets, Inc.	91,191	3,143,354
		6,984,111
Food Products – 3.1%
American Italian Pasta Co., Class A (a)	99,943	544,689
Flowers Foods, Inc.	115,894	2,868,376
Fresh Del Monte Produce, Inc. (a)	37,240	1,355,536
J & J Snack Foods Corp.	35,638	978,976
Lancaster Colony Corp.	55,257	2,208,070
Lance, Inc.	74,480	1,459,808
Maui Land & Pineapple Co., Inc. (a)	58,785	1,874,654
Ralcorp Holdings, Inc. (a)	39,380	2,289,947
		13,580,056
Personal Products – 0.4%
NBTY, Inc. (a)	57,990	1,736,801
		23,654,197
ENERGY – 7.2%
Energy Equipment & Services – 3.6%
Complete Production Services, Inc. (a)	68,920	1,581,025
Grey Wolf, Inc. (a)	290,900	1,972,302
Key Energy Services, Inc. (a)	99,650	1,337,303
Lufkin Industries, Inc.	26,372	1,683,061
Oil States International, Inc. (a)	36,010	1,613,608
Patterson-UTI Energy, Inc.	68,280	1,787,571
Pioneer Drilling Co. (a)	22,530	358,903

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
TGC Industries, Inc. (a)	88,639	748,113
Tidewater, Inc.	32,340	1,782,257
TriCo Marine Services, Inc. (a)	79,837	3,111,248
		15,975,391
Oil, Gas & Consumable Fuels – 3.6%
Alpha Natural Resources, Inc. (a)	50,600	2,198,064
Bois d’Arc Energy, Inc. (a)	67,830	1,457,667
Comstock Resources, Inc. (a)	41,740	1,682,122
Harvest Natural Resources, Inc. (a)	192,330	2,319,500
Holly Corp.	33,900	1,471,599
Nordic American Tanker Shipping	47,321	1,324,988
Peabody Energy Corp.	27,590	1,407,090
Stone Energy Corp. (a)	39,770	2,080,369
Swift Energy Co. (a)	27,040	1,216,529
Western Refining, Inc.	57,601	775,885
		15,933,813
		31,909,204
FINANCIALS – 30.1%
Capital Markets – 0.6%
Piper Jaffray Companies, Inc. (a)	53,410	1,813,804
Thomas Weisel Partners Group, Inc. (a)	102,173	676,385
		2,490,189
Commercial Banks – 8.8%
BancFirst Corp.	42,354	1,938,966
BancTrust Financial Group, Inc.	134,948	1,450,691
Bank of Granite Corp.	148,285	1,628,169
Bryn Mawr Bank Corp.	81,582	1,749,118
Cambridge Bancorp	368	10,212
Capital Corp. of the West	106,932	857,595
Capitol Bancorp Ltd.	96,948	2,049,481
Chemical Financial Corp.	114,941	2,740,193
Columbia Banking System, Inc.	70,804	1,584,593
Community Trust Bancorp, Inc.	52,659	1,542,909
First Citizens BancShares, Inc., Class A	18,913	2,635,527
First Financial Corp.	76,575	2,356,978
First National Bank of Alaska	669	1,237,650
Mass Financial Corp., Class A (a)	154,340	696,073
Merchants Bancshares, Inc.	77,573	1,774,870
Northrim BanCorp, Inc.	86,246	1,567,952

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
South Financial Group, Inc.	137,760	2,047,114
Sterling Bancorp NY	123,724	1,921,434
Taylor Capital Group, Inc.	83,399	1,369,412
UMB Financial Corp.	75,721	3,119,705
West Coast Bancorp	100,840	1,471,256
Whitney Holding Corp.	132,490	3,284,427
		39,034,325
Consumer Finance – 1.4%
Advance America Cash Advance Centers, Inc.	291,480	2,200,674
Cash America International, Inc.	115,300	4,196,920
		6,397,594
Diversified Financial Services – 0.4%
Medallion Financial Corp.	194,728	1,760,341
Insurance – 8.8%
American Physicians Capital, Inc.	29,491	1,367,203
Amerisafe, Inc. (a)	59,371	750,449
Baldwin & Lyons, Inc., Class B	78,240	2,009,203
CNA Surety Corp. (a)	82,591	1,270,250
Delphi Financial Group, Inc., Class A	71,125	2,078,984
EMC Insurance Group, Inc.	87,115	2,342,522
Harleysville Group, Inc.	58,181	2,099,752
Horace Mann Educators Corp.	141,346	2,470,728
IPC Holdings Ltd.	74,860	2,096,080
Mercury General Corp.	30,550	1,353,671
National Western Life Insurance Co., Class A	9,206	1,995,769
Navigators Group, Inc. (a)	50,670	2,756,448
Phoenix Companies, Inc.	274,749	3,354,685
ProCentury Corp.	157,898	2,842,164
RAM Holdings Ltd. (a)	375,939	853,382
RLI Corp.	43,967	2,179,444
Safety Insurance Group, Inc.	54,810	1,870,665
Stewart Information Services Corp.	59,440	1,663,726
United America Indemnity Ltd., Class A (a)	173,728	3,346,001
		38,701,126

4

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 4.5%
Corporate Office Properties Trust	20,088	675,158
DuPont Fabros Technology, Inc.	97,542	1,608,467
Franklin Street Properties Corp.	180,362	2,582,784
Getty Realty Corp.	73,103	1,164,531
LaSalle Hotel Properties	82,690	2,375,684
National Health Investors, Inc.	47,360	1,480,000
Potlatch Corp.	71,490	2,950,392
Sun Communities, Inc.	121,942	2,499,811
SWA Reit Ltd. (b)	143,462	92,861
Universal Health Realty Income Trust	63,507	2,114,783
Urstadt Biddle Properties, Inc., Class A	135,978	2,138,934
		19,683,405
Thrifts & Mortgage Finance – 5.6%
Bank Mutual Corp.	219,474	2,357,151
BankFinancial Corp.	135,587	2,157,189
Beneficial Mutual Bancorp, Inc. (a)	170,513	1,686,374
Brookline Bancorp, Inc.	256,040	2,939,339
Clifton Savings Bancorp, Inc.	120,092	1,210,527
Corus Bankshares, Inc.	251,739	2,449,421
ESSA Bancorp, Inc. (a)	74,339	873,483
Flagstar BanCorp, Inc.	379,807	2,742,207
Home Federal Bancorp, Inc.	173,340	2,078,347
TrustCo Bank Corp. NY	162,216	1,442,100
United Financial Bancorp, Inc. (b)	114,311	1,266,566
Washington Federal, Inc.	79,510	1,816,008
Westfield Financial, Inc.	189,212	1,848,601
		24,867,313
		132,934,293
HEALTH CARE – 9.7%
Health Care Equipment & Supplies – 1.9%
Analogic Corp.	32,070	2,133,938
Haemonetics Corp. (a)	47,260	2,815,751
STERIS Corp.	123,260	3,307,065
		8,256,754
Health Care Providers & Services – 5.2%
Amedisys, Inc. (a)	33,830	1,330,872
AmSurg Corp. (a)	64,700	1,532,096
Cross Country Healthcare, Inc. (a)	120,686	1,492,886
Gentiva Health Services, Inc. (a)	143,241	3,116,924
Healthspring, Inc. (a)	8,378	117,962
Kindred Healthcare, Inc. (a)	111,170	2,431,288

5

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
Magellan Health Services, Inc. (a)	26,320	1,044,641
NovaMed, Inc. (a)	263,136	997,286
Owens & Minor, Inc.	64,891	2,552,812
Pediatrix Medical Group, Inc. (a)	59,286	3,995,876
RehabCare Group, Inc. (a)	85,022	1,275,330
Res-Care, Inc. (a)	124,505	2,135,261
U.S. Physical Therapy, Inc. (a)	71,595	1,032,400
		23,055,634
Life Sciences Tools & Services – 1.8%
Bio-Rad Laboratories, Inc., Class A (a)	31,290	2,783,246
PAREXEL International Corp. (a)	135,540	3,537,594
Varian, Inc. (a)	27,710	1,604,963
		7,925,803
Pharmaceuticals – 0.8%
Alpharma, Inc., Class A (a)	86,720	2,272,931
Sciele Pharma, Inc. (a)	60,070	1,171,365
		3,444,296
		42,682,487
INDUSTRIALS – 13.6%
Aerospace & Defense – 1.3%
AAR Corp. (a)	61,800	1,685,286
Esterline Technologies Corp. (a)	46,650	2,349,760
Moog, Inc., Class A (a)	40,180	1,695,998
		5,731,044
Airlines – 0.8%
AirTran Holdings, Inc. (a)	128,790	850,014
JetBlue Airways Corp. (a)	172,150	998,470
Skywest, Inc.	78,600	1,660,032
		3,508,516
Building Products – 1.1%
Lennox International, Inc.	54,300	1,953,171
NCI Building Systems, Inc. (a)	72,610	1,757,162
Universal Forest Products, Inc.	36,470	1,174,334
		4,884,667
Commercial Services & Supplies – 3.8%
ABM Industries, Inc.	63,380	1,422,247
Casella Waste Systems, Inc., Class A (a)	121,602	1,329,110
CBIZ, Inc. (a)	164,308	1,334,181

6

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
CDI Corp.	48,229	1,208,136
Consolidated Graphics, Inc. (a)	63,740	3,572,627
Healthcare Services Group, Inc.	101,194	2,088,644
Kimball International, Inc., Class B	103,034	1,104,525
Korn/Ferry International (a)	98,260	1,660,594
TeleTech Holdings, Inc. (a)	48,637	1,092,387
United Stationers, Inc. (a)	39,050	1,862,685
		16,675,136
Construction & Engineering – 1.1%
EMCOR Group, Inc. (a)	108,560	2,411,117
KHD Humboldt Wedag International Ltd. (a)	99,252	2,417,779
		4,828,896
Electrical Equipment – 0.9%
Belden CDT, Inc.	53,460	1,888,207
Woodward Governor Co.	75,380	2,014,154
		3,902,361
Machinery – 1.3%
EnPro Industries, Inc. (a)	86,732	2,705,171
Harsco Corp.	38,154	2,112,969
Kadant, Inc. (a)	38,558	1,132,834
		5,950,974
Road & Rail – 2.2%
Amerco, Inc. (a)	27,600	1,575,684
Dollar Thrifty Automotive Group, Inc. (a)	42,040	573,426
Genesee & Wyoming, Inc., Class A (a)	50,270	1,729,288
Heartland Express, Inc.	95,780	1,365,823
Ryder System, Inc.	20,770	1,265,101
Werner Enterprises, Inc.	173,910	3,227,769
		9,737,091
Trading Companies & Distributors – 1.1%
Kaman Corp.	77,357	2,188,430
Watsco, Inc.	65,660	2,719,637
		4,908,067
		60,126,752
INFORMATION TECHNOLOGY – 12.4%
Communications Equipment – 1.6%
Anaren, Inc. (a)	132,731	1,680,374
Bel Fuse, Inc., Class B	32,800	913,808
Black Box Corp.	49,278	1,520,226

7

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Dycom Industries, Inc. (a)	113,020	1,357,370
Polycom, Inc. (a)	53,640	1,209,046
Tollgrade Communications, Inc. (a)	87,057	456,179
		7,137,003
Computers & Peripherals – 1.3%
Brocade Communications Systems, Inc. (a)	165,630	1,209,099
Electronics for Imaging, Inc. (a)	100,360	1,497,371
Emulex Corp. (a)	95,290	1,547,510
QLogic Corp. (a)	104,460	1,603,461
		5,857,441
Electronic Equipment & Instruments – 3.3%
Anixter International, Inc. (a)	51,140	3,275,005
Benchmark Electronics, Inc. (a)	103,395	1,855,940
Brightpoint, Inc. (a)	185,244	1,548,640
CPI International, Inc. (a)	103,090	1,022,653
MTS Systems Corp.	52,107	1,680,972
NAM TAI Electronics, Inc.	211,037	2,025,955
Plexus Corp. (a)	47,960	1,345,278
Vishay Intertechnology, Inc. (a)	184,500	1,671,570
		14,426,013
IT Services – 1.7%
CACI International, Inc., Class A (a)	39,570	1,802,414
CSG Systems International, Inc. (a)	64,105	728,874
MAXIMUS, Inc.	37,130	1,363,042
MPS Group, Inc. (a)	301,984	3,569,451
		7,463,781
Semiconductors & Semiconductor Equipment – 2.0%
Actel Corp. (a)	116,282	1,780,277
Advanced Energy Industries, Inc. (a)	62,680	831,137
Asyst Technologies, Inc. (a)	133,533	467,366
ATMI, Inc. (a)	27,970	778,405
Cabot Microelectronics Corp. (a)	24,740	795,391
Exar Corp. (a)	104,560	860,529
Fairchild Semiconductor International, Inc. (a)	81,210	968,023
MKS Instruments, Inc. (a)	63,402	1,356,803
RF Micro Devices, Inc. (a)	206,090	548,199
Varian Semiconductor Equipment Associates, Inc. (a)	17,757	499,860
		8,885,990

8

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 2.5%
ACI Worldwide, Inc. (a)	72,640	1,446,989
Captaris, Inc. (a)	210,127	928,761
InterVoice, Inc. (a)	106,570	848,297
Lawson Software, Inc. (a)	86,540	651,646
MSC.Software Corp. (a)	166,352	2,160,913
Progress Software Corp. (a)	50,400	1,507,968
SPSS, Inc. (a)	33,700	1,306,886
Sybase, Inc. (a)	88,050	2,315,715
		11,167,175
		54,937,403
MATERIALS – 6.4%
Chemicals – 1.9%
H.B. Fuller Co.	145,180	2,963,124
Minerals Technologies, Inc.	43,120	2,707,936
Sensient Technologies Corp.	93,490	2,757,020
		8,428,080
Construction Materials – 0.5%
Eagle Materials, Inc.	68,420	2,432,331
Containers & Packaging – 2.5%
AptarGroup, Inc.	98,680	3,841,612
Greif, Inc., Class A	35,532	2,413,689
Greif, Inc., Class B	59,407	3,631,550
Packaging Corp. of America	47,998	1,071,795
		10,958,646
Metals & Mining – 1.2%
Carpenter Technology Corp.	27,620	1,545,891
Haynes International, Inc. (a)	28,475	1,562,708
Worthington Industries, Inc.	123,600	2,085,132
		5,193,731

9

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – 0.3%
Mercer International, Inc. (a)	186,271	1,298,309
		28,311,097
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.3%
Warwick Valley Telephone Co.	95,196	1,125,217
Wireless Telecommunication Services – 0.4%
Syniverse Holdings, Inc. (a)	106,037	1,766,576
		2,891,793
UTILITIES – 6.1%
Electric Utilities – 3.7%
ALLETE, Inc.	63,070	2,435,764
El Paso Electric Co. (a)	117,201	2,504,585
Hawaiian Electric Industries, Inc.	96,590	2,305,603
Maine & Maritimes Corp. (a)	20,343	565,535
MGE Energy, Inc.	66,713	2,272,245
Otter Tail Corp.	52,806	1,868,804
Portland General Electric Co.	96,131	2,167,754
UIL Holdings Corp.	67,774	2,042,031
		16,162,321
Gas Utilities – 0.5%
WGL Holdings, Inc.	73,100	2,343,586
Multi-Utilities – 1.9%
Avista Corp.	116,290	2,274,632
CH Energy Group, Inc.	105,555	4,106,090
NorthWestern Corp.	75,880	1,849,196
		8,229,918
		26,735,825

Total Common Stocks (cost of $469,561,091)		441,186,586

	Par ($)
Short-Term Obligations – 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 1.250%, collateralized by a U.S. Treasury Obligation maturing 03/31/11, market value $1,895,506 (repurchase proceeds $1,856,064	1,856,000	1,856,000

Total Short-Term Obligations (cost of $1,856,000)		1,856,000

10

Total Investments – 100.4% (cost of $471,417,091)(c)(d)	$443,042,586

Other Assets & Liabilities, Net – (0.4)%	(1,897,681)

Net Assets – 100.0%	$441,144,905

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value,  such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$441,186,586	$—
Level 2 – Other Significant Observable Inputs	1,856,000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$443,042,586	$—

11

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$262,535	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized depreciation	(169,674)	—
Net purchases (sales)	—	—
Transfers out of Level 3	(92,861)	—
Balance as of March 31, 2008	$—	$—

(a)	Non-income producing security.

(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)	Cost for federal income tax purposes is $471,417,091.

(d)	Unrealized appreciation and depreciation at March 31, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$43,397,720	$(71,772,225)	$(28,374,505)

12

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Small Company Growth Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 98.8%
CONSUMER DISCRETIONARY – 15.5%
Diversified Consumer Services – 3.2%
Capella Education Co. (a)	11,865	647,829
DeVry, Inc.	13,550	566,932
Sotheby’s	13,440	388,550
Strayer Education, Inc.	4,198	640,195
Diversified Consumer Services Total		2,243,506
Hotels, Restaurants & Leisure – 3.1%
Bally Technologies, Inc. (a)	6,600	226,644
Buffalo Wild Wings, Inc. (a)	18,350	449,575
Red Robin Gourmet Burgers, Inc. (a)	11,080	416,276
Vail Resorts, Inc. (a)	11,384	549,733
WMS Industries, Inc. (a)	16,306	586,527
Hotels, Restaurants & Leisure Total		2,228,755
Household Durables – 0.4%
Tempur-Pedic International, Inc.	26,864	295,504
Household Durables Total		295,504
Internet & Catalog Retail – 1.6%
Priceline.com, Inc. (a)	4,521	546,408
Shutterfly, Inc. (a)	39,950	594,056
Internet & Catalog Retail Total		1,140,464
Media – 2.2%
Knology, Inc. (a)	31,767	411,383
Marvel Entertainment, Inc. (a)	41,480	1,111,249
Media Total		1,522,632
Specialty Retail – 2.4%
Aeropostale, Inc. (a)	16,445	445,824
Citi Trends, Inc. (a)	20,790	383,576
J Crew Group, Inc. (a)	13,050	576,418
Men’s Wearhouse, Inc.	12,900	300,183
Specialty Retail Total		1,706,001
Textiles, Apparel & Luxury Goods – 2.6%
CROCS, Inc. (a)	18,740	327,388
Fossil, Inc. (a)	20,160	615,686

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Warnaco Group, Inc. (a)	22,006	867,917
Textiles, Apparel & Luxury Goods Total		1,810,991
CONSUMER DISCRETIONARY TOTAL		10,947,853
CONSUMER STAPLES – 2.6%
Beverages – 0.7%
Central European Distribution Corp. (a)	8,070	469,593
Beverages Total		469,593
Food & Staples Retailing – 0.9%
Longs Drug Stores Corp.	15,770	669,594
Food & Staples Retailing Total		669,594
Personal Products – 1.0%
Chattem, Inc. (a)	10,225	678,327
Personal Products Total		678,327
CONSUMER STAPLES TOTAL		1,817,514
ENERGY – 8.3%
Energy Equipment & Services – 3.9%
Atwood Oceanics, Inc. (a)	10,363	950,494
Dril-Quip, Inc. (a)	22,610	1,050,687
W-H Energy Services, Inc. (a)	10,920	751,842
Energy Equipment & Services Total		2,753,023
Oil, Gas & Consumable Fuels – 4.4%
Alpha Natural Resources, Inc. (a)	8,270	359,249
Atlas America, Inc.	6,480	391,651
Berry Petroleum Co., Class A	11,870	551,836
Comstock Resources, Inc. (a)	15,720	633,516
Concho Resources, Inc. (a)	17,690	453,572
Holly Corp.	8,380	363,776
PetroHawk Energy Corp. (a)	18,060	364,270
Oil, Gas & Consumable Fuels Total		3,117,870
ENERGY TOTAL		5,870,893
FINANCIALS – 8.1%
Capital Markets – 1.4%
GFI Group, Inc.	8,790	503,667
Waddell & Reed Financial, Inc., Class A	16,160	519,221
Capital Markets Total		1,022,888

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 0.7%
First Midwest Bancorp, Inc.	17,420	483,753
Commercial Banks Total		483,753
Diversified Financial Services – 0.6%
Portfolio Recovery Associates, Inc.	10,060	431,473
Diversified Financial Services Total		431,473
Insurance – 0.9%
ProAssurance Corp. (a)	12,282	661,140
Insurance Total		661,140
Real Estate Investment Trusts (REITs) – 4.5%
Alexandria Real Estate Equities, Inc.	2,890	267,961
BioMed Realty Trust, Inc.	11,700	279,513
Digital Realty Trust, Inc.	23,842	846,391
Home Properties, Inc.	20,459	981,827
Nationwide Health Properties, Inc.	23,210	783,338
Real Estate Investment Trusts (REITs) Total		3,159,030
FINANCIALS TOTAL		5,758,284
HEALTH CARE – 19.4%
Biotechnology – 6.7%
Acadia Pharmaceuticals, Inc. (a)	32,656	295,863
Array Biopharma, Inc. (a)	46,235	324,107
BioMarin Pharmaceuticals, Inc. (a)	28,685	1,014,589
Cepheid, Inc. (a)	11,823	288,363
Isis Pharmaceuticals, Inc. (a)	23,920	337,511
Lifecell Corp. (a)	10,060	422,822
Omrix Biopharmaceuticals, Inc. (a)	24,650	345,100
Onyx Pharmaceuticals, Inc. (a)	20,204	586,522
Regeneron Pharmaceuticals, Inc. (a)	16,198	310,840
Seattle Genetics, Inc. (a)	37,312	339,539
United Therapeutics Corp. (a)	5,595	485,087
Biotechnology Total		4,750,343
Health Care Equipment & Supplies – 5.3%
ArthroCare Corp. (a)	13,528	451,159
Hologic, Inc. (a)	20,074	1,116,115
Immucor, Inc. (a)	8,747	186,661
Insulet Corp. (a)	14,381	207,086
Integra LifeSciences Holdings Corp. (a)	10,290	447,306
Mentor Corp.	10,042	258,280
Meridian Bioscience, Inc.	5,710	190,885
NuVasive, Inc. (a)	6,220	214,652
RTI Biologics, Inc. (a)	19,560	184,842

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
Wright Medical Group, Inc. (a)	20,720	500,181
Health Care Equipment & Supplies Total		3,757,167
Health Care Providers & Services – 2.7%
Alliance Imaging, Inc. (a)	30,100	258,860
Chemed Corp.	5,110	215,642
MWI Veterinary Supply, Inc. (a)	17,390	613,171
Psychiatric Solutions, Inc. (a)	24,800	841,216
Health Care Providers & Services Total		1,928,889
Life Sciences Tools & Services – 4.0%
Affymetrix, Inc. (a)	17,840	310,594
Illumina, Inc. (a)	19,305	1,465,250
PharmaNet Development Group, Inc. (a)	40,417	1,019,721
Life Sciences Tools & Services Total		2,795,565
Pharmaceuticals – 0.7%
Eurand NV (a)	16,240	245,711
Medicis Pharmaceutical Corp., Class A	13,767	271,073
Pharmaceuticals Total		516,784
HEALTH CARE TOTAL		13,748,748
INDUSTRIALS – 17.4%
Aerospace & Defense – 1.6%
Curtiss-Wright Corp.	14,710	610,171
Hexcel Corp. (a)	29,109	556,273
Aerospace & Defense Total		1,166,444
Air Freight & Logistics – 0.9%
HUB Group, Inc., Class A (a)	19,623	645,401
Air Freight & Logistics Total		645,401
Airlines – 1.2%
Allegiant Travel Co. (a)	32,882	868,742
Airlines Total		868,742
Commercial Services & Supplies – 5.1%
FTI Consulting, Inc. (a)	13,770	978,221
Geo Group, Inc. (a)	19,100	543,204
Huron Consulting Group, Inc. (a)	8,560	355,668
IHS, Inc., Class A (a)	15,835	1,018,349
TeleTech Holdings, Inc. (a)	31,600	709,736
Commercial Services & Supplies Total		3,605,178
Electrical Equipment – 2.1%
II-VI, Inc. (a)	18,780	713,264

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
Woodward Governor Co.	27,650	738,808
Electrical Equipment Total		1,452,072
Industrial Conglomerates – 0.7%
Walter Industries, Inc.	8,010	501,666
Industrial Conglomerates Total		501,666
Machinery – 4.3%
Actuant Corp., Class A	23,570	712,050
Axsys Technologies, Inc. (a)	8,000	399,040
Bucyrus International, Inc., Class A	6,740	685,121
Tennant Co.	12,130	482,895
Wabtec Corp.	20,969	789,693
Machinery Total		3,068,799
Marine – 0.7%
Genco Shipping & Trading Ltd.	8,398	473,899
Marine Total		473,899
Road & Rail – 0.8%
Genesee & Wyoming, Inc., Class A (a)	15,827	544,449
Road & Rail Total		544,449
INDUSTRIALS TOTAL		12,326,650
INFORMATION TECHNOLOGY – 22.0%
Communications Equipment – 2.2%
Digi International, Inc. (a)	27,991	323,016
Ixia (a)	33,826	262,490
Polycom, Inc. (a)	42,520	958,401
Communications Equipment Total		1,543,907
Computers & Peripherals – 0.3%
Stratasys, Inc. (a)	10,330	183,874
Computers & Peripherals Total		183,874
Electronic Equipment & Instruments – 3.9%
Daktronics, Inc.	39,910	714,788
FLIR Systems, Inc. (a)	14,586	438,893
Itron, Inc. (a)	7,963	718,501
Rofin-Sinar Technologies, Inc. (a)	19,680	883,632
Electronic Equipment & Instruments Total		2,755,814
Internet Software & Services – 3.5%
Constant Contact, Inc. (a)	5,399	78,178
Equinix, Inc. (a)	7,090	471,414
Gmarket, Inc., ADR (a)	9,580	205,204
Sohu.com, Inc. (a)	8,860	399,852
ValueClick, Inc. (a)	28,470	491,107

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
VistaPrint Ltd. (a)	14,230	497,338
Websense, Inc. (a)	17,940	336,375
Internet Software & Services Total		2,479,468
IT Services – 0.6%
CACI International, Inc., Class A (a)	10,080	459,144
IT Services Total		459,144
Semiconductors & Semiconductor Equipment – 5.0%
Atheros Communications, Inc. (a)	37,071	772,560
Monolithic Power Systems, Inc. (a)	31,093	548,170
Netlogic Microsystems, Inc. (a)	28,822	695,763
Power Integrations, Inc. (a)	27,019	790,576
Tessera Technologies, Inc. (a)	8,965	186,472
Verigy Ltd. (a)	29,092	548,093
Semiconductors & Semiconductor Equipment Total		3,541,634
Software – 6.5%
Advent Software, Inc. (a)	10,386	442,651
Ansoft Corp. (a)	21,221	647,665
ANSYS, Inc. (a)	25,576	882,884
Blackboard, Inc. (a)	10,370	345,632
BluePhoenix Solutions Ltd. (a)	24,160	201,736
Concur Technologies, Inc. (a)	6,180	191,889
Micros Systems, Inc. (a)	11,030	371,270
Nuance Communications, Inc. (a)	23,844	415,124
Progress Software Corp. (a)	14,447	432,254
The9 Ltd., ADR (a)	32,720	670,760
Software Total		4,601,865
INFORMATION TECHNOLOGY TOTAL		15,565,706
MATERIALS – 3.9%
Chemicals – 1.4%
Koppers Holdings, Inc.	13,030	577,359
Terra Industries, Inc. (a)	11,750	417,478
Chemicals Total		994,837
Containers & Packaging – 1.0%
Greif, Inc., Class A	11,060	751,306
Containers & Packaging Total		751,306
Metals & Mining – 1.5%
Coeur d’Alene Mines Corp. (a)	49,140	198,526
Hecla Mining Co. (a)	20,390	227,552

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Kaiser Aluminum Corp.	5,280	365,904
RTI International Metals, Inc. (a)	5,750	259,957
Metals & Mining Total		1,051,939
MATERIALS TOTAL		2,798,082
TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.4%
Time Warner Telecom, Inc., Class A (a)	17,870	276,806
Diversified Telecommunication Services Total		276,806
Wireless Telecommunication Services – 0.6%
Syniverse Holdings, Inc. (a)	24,280	404,505
Wireless Telecommunication Services Total		404,505
TELECOMMUNICATION SERVICES TOTAL		681,311
UTILITIES – 0.6%
Electric Utilities – 0.6%
ITC Holdings Corp.	8,540	444,592
Electric Utilities Total		444,592
UTILITIES TOTAL		444,592

Total Common Stocks (cost of $74,071,091)		69,959,633

	Par ($)
Short-Term Obligation – 0.2%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08 at 1.250%, collateralized by a U.S. Treasury Obligation maturing 06/30/11, market value $133,650 (repurchase proceeds $129,004)	129,000	129,000

Total Short-Term Obligation (cost of $129,000)		129,000

Total Investments – 99.0% (cost of $74,200,091)(b)(c)		70,088,633

Other Assets & Liabilities, Net – 1.0%		715,698

Net Assets – 100.0%		70,804,331

7

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008 in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$69,959,633	$—
Level 2 – Other Significant Observable Inputs	129 000	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$70,088,633	$—

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $74,200,091.
(c)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$5,153,278	$(9,264,736)	$(4,111,458)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
March 31, 2008 (Unaudited)	Columbia Strategic Income Fund, Variable Series

		Par (a)	Value ($)*
Government & Agency Obligations – 58.9%
FOREIGN GOVERNMENT OBLIGATIONS – 35.3%
Aries Vermoegensverwaltungs GmbH
7.750% 10/25/09	EUR	250,000	411,307
Corp. Andina de Fomento
6.375% 06/18/09	EUR	510,000	813,446
European Investment Bank
0.750% 09/21/11(b)	JPY	148,000,000	1,484,549
1.250% 09/20/12	JPY	65,000,000	663,213
5.500% 12/07/11	GBP	380,000	776,940
Export Development Canada
0.880% 09/22/08	JPY	104,000,000	1,043,756
Federal Republic of Brazil
6.000% 01/17/17		350,000	356,825
7.375% 02/03/15	EUR	450,000	749,511
8.750% 02/04/25		365,000	447,125
11.000% 08/17/40		410,000	548,990
12.500% 01/05/22	BRL	350,000	216,419
Federal Republic of Germany
4.250% 07/04/14	EUR	830,000	1,348,532
5.000% 07/04/12	EUR	555,000	922,233
6.000% 06/20/16	EUR	670,000	1,210,756
Government of Canada
4.500% 06/01/15	CAD	537,000	566,689
5.000% 06/01/14	CAD	530,000	571,540
10.000% 06/01/08	CAD	1,406,000	1,387,371
International Bank for Reconstruction & Development
9.750% 08/02/10	ZAR	2,100,000	252,416
Kingdom of Norway
5.500% 05/15/09	NOK	4,760,000	938,509
6.000% 05/16/11	NOK	6,520,000	1,333,166
Kingdom of Spain
5.500% 07/30/17	EUR	910,000	1,581,132
Kingdom of Sweden
5.000% 01/28/09	SEK	7,970,000	1,349,918
6.750% 05/05/14	SEK	8,760,000	1,701,181

1

		Par (a)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Kreditanstalt fuer Wiederaufbau
0.658% 08/08/11(b)	JPY	80,000,000	802,640
New South Wales Treasury Corp.
5.500% 08/01/14	AUD	515,000	440,324
Pemex Project Funding Master Trust
5.750% 03/01/18(c)		230,000	234,688
6.625% 04/04/10	EUR	335,000	542,738
Philippine Government International Bond
9.500% 02/02/30		300,000	391,500
Province of Quebec
4.500% 12/01/16	CAD	590,000	590,414
Queensland Treasury Corp.
6.000% 08/14/13	AUD	820,000	722,940
Republic of Colombia
8.125% 05/21/24		245,000	284,935
9.750% 04/09/11		373,810	411,191
Republic of France
4.000% 04/25/13	EUR	295,000	469,899
4.750% 10/25/12	EUR	550,000	902,471
Republic of Panama
8.875% 09/30/27		795,000	1,013,625
Republic of Peru
9.875% 02/06/15		450,000	567,450
Republic of Poland
5.750% 03/24/10	PLN	2,345,000	1,042,072
Republic of South Africa
6.500% 06/02/14		250,000	260,313
13.000% 08/31/09	ZAR	535,000	68,257
13.000% 08/31/10	ZAR	125,000	16,467
13.000% 08/31/10	ZAR	535,000	70,516
13.000% 08/31/11	ZAR	535,000	72,645
Republic of Venezuela
7.000% 03/16/15	EUR	200,000	268,387
Russian Federation
7.500% 03/31/30		930,825	1,071,845
11.000% 07/24/18		320,000	465,280

2

		Par (a)	Value ($)*
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
12.750% 06/24/28		400,000	721,440
United Kingdom Treasury
8.000% 09/27/13	GBP	320,000	758,607
9.000% 07/12/11	GBP	425,000	974,140
United Mexican States
6.050% 01/11/40		150,000	149,625
6.750% 09/27/34		180,000	200,790
8.375% 01/14/11		745,000	840,733
11.375% 09/15/16		730,000	1,067,625
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			36,099,081
U.S. GOVERNMENT OBLIGATIONS – 23.6%
U.S. Treasury Bonds
7.500% 11/15/24(d)		1,310,000	1,821,309
8.750% 05/15/17(d)		4,911,000	6,919,521
8.875% 02/15/19(d)		300,000	436,125
12.500% 08/15/14(d)		8,100,000	9,275,764
U.S. Treasury Notes
5.000% 02/15/11(d)		5,140,000	5,607,421
U.S. GOVERNMENT OBLIGATIONS TOTAL			24,060,140

Total Government & Agency Obligations (cost of $56,389,101)			60,159,221
Corporate Fixed-Income Bonds & Notes – 33.7%
BASIC MATERIALS – 2.7%
Chemicals – 1.0%
Agricultural Chemicals – 0.3%
Mosaic Co.
7.875% 12/01/16(c)		200,000	215,000
Terra Capital, Inc.
7.000% 02/01/17		35,000	34,519
			249,519
Chemicals-Diversified – 0.5%
Huntsman International LLC
6.875% 11/15/13(c)	EUR	90,000	137,825
7.875% 11/15/14		125,000	132,500
Ineos Group Holdings PLC
8.500% 02/15/16(c)		145,000	112,737
NOVA Chemicals Corp.
6.500% 01/15/12		145,000	134,850
			517,912

3

	Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Chemicals-Specialty – 0.2%
Chemtura Corp.
6.875% 06/01/16	160,000	142,400
MacDermid, Inc.
9.500% 04/15/17(c)	85,000	76,075
		218,475
Chemicals Total		985,906
Forest Products & Paper – 0.6%
Paper & Related Products – 0.6%
Abitibi-Consolidated, Inc.
8.375% 04/01/15	210,000	108,150
Domtar Corp.
7.125% 08/15/15	175,000	164,937
Georgia-Pacific Corp.
8.000% 01/15/24	160,000	140,800
NewPage Corp.
10.000% 05/01/12(c)	65,000	65,975
12.000% 05/01/13	90,000	90,225
		570,087
Forest Products & Paper Total		570,087
Metals & Mining – 1.1%
Diversified Minerals – 0.2%
FMG Finance Ltd.
10.625% 09/01/16(c)	215,000	241,875
		241,875
Metal-Diversified – 0.3%
Freeport-McMoRan Copper & Gold, Inc.
8.375% 04/01/17	315,000	334,294
		334,294
Mining Services – 0.1%
Noranda Aluminium Holding Corp.
PIK,
10.488% 11/15/14(c)	145,000	106,575
106,575

4

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Non-Ferrous Metals – 0.5%
Codelco, Inc.
5.500% 10/15/13	460,000	482,808
		482,808
Metals & Mining Total		1,165,552
BASIC MATERIALS TOTAL		2,721,545
COMMUNICATIONS – 6.4%
Media – 2.4%
Broadcast Services/Programs – 0.0%
Clear Channel Communications, Inc.
5.500% 12/15/16	30,000	19,800
		19,800
Cable TV - 1.0%
Atlantic Broadband Finance LLC
9.375% 01/15/14	105,000	92,400
Cablevision Systems Corp.
8.000% 04/15/12	95,000	92,388
Charter Communications Holdings I LLC
11.000% 10/01/15	125,000	86,875
CSC Holdings, Inc.
7.625% 04/01/11	230,000	227,412
7.625% 07/15/18	100,000	91,250
DirecTV Holdings LLC
6.375% 06/15/15	190,000	177,175
EchoStar DBS Corp.
6.625% 10/01/14	220,000	200,200
		967,700
Multimedia – 0.5%
CanWest MediaWorks LP
9.250% 08/01/15(c)	195,000	179,400
Lamar Media Corp.
6.625% 08/15/15	185,000	162,800
Quebecor Media, Inc.
7.750% 03/15/16(c)	70,000	63,875
7.750% 03/15/16	135,000	123,187
		529,262

5

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Books – 0.2%
TL Acquisitions, Inc.
10.500% 01/15/15(c)	200,000	172,000
		172,000
Publishing-Periodicals – 0.5%
Dex Media, Inc.
(e) 11/15/13 (9.000% 11/15/08)	160,000	115,200
Idearc, Inc.
8.000% 11/15/16	215,000	139,213
R.H. Donnelley Corp.
8.875% 01/15/16	80,000	50,600
8.875% 10/15/17(c)	185,000	115,625
Reader’s Digest Association, Inc.
9.000% 02/15/17(c)	70,000	46,725
		467,363
Radio – 0.1%
CMP Susquehanna Corp.
9.875% 05/15/14	155,000	106,950
		106,950
Television – 0.1%
Local TV Finance LLC
PIK,
9.250% 06/15/15(c)	100,000	80,125
Univision Communications, Inc.
PIK,
9.750% 03/15/15(c)	95,000	57,475
		137,600
Media Total		2,400,675
Telecommunication Services – 4.0%
Cellular Telecommunications – 1.4%
Cricket Communications, Inc.
9.375% 11/01/14	210,000	198,975
Digicel Group Ltd.
8.875% 01/15/15(c)	235,000	196,225
MetroPCS Wireless, Inc.
9.250% 11/01/14	250,000	230,000
Orascom Telecom Finance SCA
7.875% 02/08/14(c)	100,000	92,750

6

		Par(a)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Rural Cellular Corp.
6.076% 06/01/13(b)		150,000	150,000
8.989% 11/01/12(b)		165,000	165,000
US Unwired, Inc.
10.000% 06/15/12		200,000	185,500
Wind Acquisition Financial SA
PIK,
11.201% 12/21/11(b)(f)		294,758	254,229
			1,472,679
Satellite Telecommunications – 0.8%
Inmarsat Finance II PLC
(e) 11/15/12 (10.375% 11/15/08)		255,000	247,350
Intelsat Bermuda Ltd.
11.250% 06/15/16		250,000	253,437
Intelsat Intermediate Holdings Co., Ltd.
(e) 02/01/15 (9.250% 02/01/10)		175,000	148,750
PanAmSat Corp.
9.000% 08/15/14		133,000	133,998
			783,535
Telecommunication Equipment – 0.2%
Lucent Technologies, Inc.
6.450% 03/15/29		210,000	150,150
			150,150
Telecommunication Services – 0.6%
Hellas Telecommunications Luxembourg II
10.008% 01/15/15(b)(c)		75,000	53,625
Nordic Telephone Co. Holdings ApS
8.250% 05/01/16(c)	EUR	115,000	170,663
Syniverse Technologies, Inc.
7.750% 08/15/13		95,000	89,537
Time Warner Telecom Holdings, Inc.
9.250% 02/15/14		170,000	171,700

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
West Corp.
11.000% 10/15/16		160,000	135,200
			620,725
Telephone-Integrated – 1.0%
Citizens Communications Co.
7.875% 01/15/27		210,000	180,075
Qwest Communications International, Inc.
7.500% 02/15/14		215,000	202,100
Qwest Corp.
7.500% 10/01/14		70,000	68,250
7.500% 06/15/23		195,000	170,138
8.875% 03/15/12		85,000	86,700
Virgin Media Finance PLC
8.750% 04/15/14	EUR	125,000	169,715
Windstream Corp.
8.625% 08/01/16		190,000	186,675
			1,063,653
Telecommunication Services Total			4,090,742
COMMUNICATIONS TOTAL			6,491,417
CONSUMER CYCLICAL – 4.9%
Apparel – 0.2%
Apparel Manufacturers – 0.2%
Levi Strauss & Co.
9.750% 01/15/15		230,000	229,138
			229,138
Apparel Total			229,138
Auto Manufacturers – 0.4%
Auto-Cars/Light Trucks – 0.4%
Ford Motor Co.
7.450% 07/16/31		205,000	135,300
General Motors Corp.
8.375% 07/15/33		415,000	292,575
			427,875
Auto Manufacturers Total			427,875

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.4%
ArvinMeritor, Inc.
8.125% 09/15/15		100,000	81,500
Hayes Lemmerz Finance Luxembourg SA
8.250% 06/15/15(c)	EUR	150,000	171,689
TRW Automotive, Inc.
7.000% 03/15/14(c)		130,000	119,925
			373,114
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group, Inc.
8.000% 07/01/13		135,000	110,700
			110,700
Rubber-Tires – 0.1%
Goodyear Tire & Rubber Co.
8.625% 12/01/11		49,000	51,389
9.000% 07/01/15		94,000	99,405
			150,794
Auto Parts & Equipment Total			634,608
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann U.S., Inc.
7.875% 03/01/15		100,000	93,500
			93,500
Distribution/Wholesale Total			93,500
Entertainment – 0.4%
Music – 0.3%
Steinway Musical Instruments, Inc.
7.000% 03/01/14(c)		170,000	145,350
WMG Acquisition Corp.
7.375% 04/15/14		135,000	103,950
WMG Holdings Corp.
(e) 12/15/14 (9.500% 12/15/09)		110,000	57,200
			306,500
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
9.625% 06/01/14		155,000	87,575
			87,575
Entertainment Total			394,075

9

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.1%
Building-Residential/Commercial – 0.1%
KB Home
5.875% 01/15/15	145,000	125,425
		125,425
Home Builders Total		125,425
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
8.250% 06/15/14	90,000	75,150
		75,150
Home Furnishings Total		75,150
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
7.000% 06/15/13	245,000	229,105
		229,105
Recreational Centers – 0.2%
Town Sports International, Inc.
(e) 02/01/14 (11.000% 02/01/09)	146,000	132,860
		132,860
Leisure Time Total		361,965
Lodging – 1.4%
Casino Hotels – 1.2%
Boyd Gaming Corp.
6.750% 04/15/14	125,000	102,500
Buffalo Thunder Development Authority
9.375% 12/15/14(c)	95,000	71,250
Greektown Holdings LLC
10.750% 12/01/13(c)	215,000	195,650
Harrah’s Operating Co., Inc.
10.750% 02/01/16(c)	260,000	219,050
Jacobs Entertainment, Inc.
9.750% 06/15/14	120,000	90,000
Majestic Star LLC
9.750% 01/15/11	175,000	68,250

10

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
MGM Mirage
7.500% 06/01/16	205,000	184,500
Pinnacle Entertainment, Inc.
7.500% 06/15/15(c)	135,000	106,312
Snoqualmie Entertainment Authority
6.936% 02/01/14(b)(c)	30,000	24,450
9.125% 02/01/15(c)	30,000	25,650
Station Casinos, Inc.
6.625% 03/15/18	195,000	108,225
		1,195,837
Gambling (Non-Hotel) – 0.2%
Mashantucket Western Pequot Tribe
8.500% 11/15/15(c)	245,000	215,600
		215,600
Lodging Total		1,411,437
Retail – 1.1%
Retail-Apparel/Shoe – 0.2%
Hanesbrands, Inc.
8.204% 12/15/14(b)	95,000	84,312
Phillips-Van Heusen Corp.
7.250% 02/15/11	95,000	94,525
8.125% 05/01/13	60,000	60,900
		239,737
Retail-Automobiles – 0.5%
Asbury Automotive Group, Inc.
8.000% 03/15/14	130,000	113,100
AutoNation, Inc.
6.258% 04/15/13(b)	40,000	32,800
7.000% 04/15/14	90,000	79,875
KAR Holdings, Inc.
10.000% 05/01/15	130,000	112,450
United Auto Group, Inc.
7.750% 12/15/16	165,000	142,725
Retail-Drug Stores – 0.2%		480,950
Rite Aid Corp.

11

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
9.375% 12/15/15	235,000	184,475
		184,475
Retail-Propane Distributors – 0.1%
AmeriGas Partners LP
7.125% 05/20/16	120,000	117,600
7.250% 05/20/15	15,000	14,775
		132,375
Retail-Restaurants – 0.1%
Landry’s Restaurants, Inc.
9.500% 12/15/14	130,000	126,750
		126,750
Retail Total		1,164,287
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
9.250% 05/01/12(c)	125,000	127,813
		127,813
Textiles Total		127,813
CONSUMER CYCLICAL TOTAL		5,045,273
CONSUMER NON-CYCLICAL – 4.5%
Agriculture – 0.2%
Tobacco – 0.2%
Reynolds American, Inc.
7.625% 06/01/16	140,000	147,303
		147,303
Agriculture Total		147,303
Beverages – 0.2%
Beverages-Non-Alcoholic – 0.1%
Cott Beverages, Inc.
8.000% 12/15/11	80,000	64,800
		64,800
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
8.125% 01/15/12	115,000	116,150
		116,150
Beverages Total		180,950

12

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.1%
Medical-Biomedical/Gene – 0.1%
Bio-Rad Laboratories, Inc.
7.500% 08/15/13	140,000	140,350
		140,350
Biotechnology Total		140,350
Commercial Services – 1.3%
Commercial Services – 0.2%
ARAMARK Corp.
8.500% 02/01/15	115,000	115,287
Iron Mountain, Inc.
7.750% 01/15/15	140,000	140,700
		255,987
Commercial Services-Finance – 0.1%
ACE Cash Express, Inc.
10.250% 10/01/14(c)	115,000	93,725
		93,725
Funeral Services & Related Items – 0.1%
Service Corp. International
6.750% 04/01/16	80,000	77,400
7.375% 10/01/14	10,000	10,013
		87,413
Non-Profit Charity – 0.2%
Seminole Indian Tribe of Florida
7.804% 10/01/20(c)	195,000	192,993
		192,993
Private Corrections – 0.3%
Corrections Corp. of America
6.250% 03/15/13	125,000	122,500
GEO Group, Inc.
8.250% 07/15/13	200,000	201,500
		324,000
Rental Auto/Equipment – 0.4%
Ashtead Holdings PLC
8.625% 08/01/15(c)	130,000	104,000
Hertz Corp.
8.875% 01/01/14	80,000	75,800
Rental Service Corp.
9.500% 12/01/14	95,000	79,325

13

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
United Rentals North America, Inc.
6.500% 02/15/12	160,000	144,800
		403,925
Commercial Services Total		1,358,043
Food – 0.6%
Food-Dairy Products – 0.1%
Dean Foods Co.
7.000% 06/01/16	110,000	96,250
		96,250
Food-Meat Products – 0.2%
Smithfield Foods, Inc.
7.750% 07/01/17	135,000	131,625
		131,625
Food-Miscellaneous/Diversified – 0.3%
Dole Food Co., Inc.
8.625% 05/01/09	78,000	67,860
Pinnacle Foods Finance LLC
9.250% 04/01/15	155,000	137,175
Reddy Ice Holdings, Inc.
(e) 11/01/12 (10.500% 11/01/08)	150,000	122,250
		327,285
Food Total		555,160
Healthcare Services – 1.0%
Dialysis Centers – 0.1%
DaVita, Inc.
7.250% 03/15/15	165,000	160,875
		160,875
Medical-Hospitals – 0.8%
Community Health Systems, Inc.
8.875% 07/15/15	165,000	165,619
HCA, Inc.
9.250% 11/15/16	140,000	145,250
PIK,
9.625% 11/15/16	260,000	269,750
Tenet Healthcare Corp.
9.875% 07/01/14	255,000	246,712
		827,331

14

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Physician Practice Management – 0.1%
U.S. Oncology Holdings, Inc.
PIK,
7.949% 03/15/12	100,097	77,075
		77,075
Healthcare Services Total		1,065,281
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.5%
American Greetings Corp.
7.375% 06/01/16	110,000	109,175
Amscan Holdings, Inc.
8.750% 05/01/14	185,000	162,338
Jarden Corp.
7.500% 05/01/17	175,000	153,125
Jostens IH Corp.
7.625% 10/01/12	100,000	97,250
		521,888
Household Products/Wares Total		521,888
Pharmaceuticals – 0.6%
Medical-Drugs – 0.3%
Elan Finance PLC
8.875% 12/01/13	190,000	178,600
Warner Chilcott Corp.
8.750% 02/01/15	166,000	166,000
		344,600
Pharmacy Services – 0.1%
Omnicare, Inc.
6.750% 12/15/13	130,000	116,025
		116,025
Vitamins & Nutrition Products – 0.2%
NBTY, Inc.
7.125% 10/01/15	150,000	143,250
		143,250
Pharmaceuticals Total		603,875
CONSUMER NON-CYCLICAL TOTAL		4,572,850
ENERGY – 4.5%
Coal – 0.3%
Arch Western Finance LLC
6.750% 07/01/13	135,000	134,663

15

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Massey Energy Co.
6.875% 12/15/13	175,000	169,312
Peabody Energy Corp.
7.375% 11/01/16	25,000	25,875
		329,850
Coal Total		329,850
Energy-Alternate Sources – 0.1%
VeraSun Energy Corp.
9.375% 06/01/17(c)	150,000	102,750
		102,750
Energy-Alternate Sources Total		102,750
Oil & Gas – 3.2%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
7.375% 07/15/14	110,000	114,400
		114,400
Oil Companies-Exploration & Production – 2.4%
Chesapeake Energy Corp.
6.375% 06/15/15	45,000	43,650
7.500% 06/15/14	170,000	174,250
Cimarex Energy Co.
7.125% 05/01/17	115,000	114,138
Compton Petroleum Corp.
7.625% 12/01/13	155,000	148,412
Forest Oil Corp.
8.000% 12/15/11	130,000	135,525
KCS Energy, Inc.
7.125% 04/01/12	115,000	108,675
Newfield Exploration Co.
6.625% 04/15/16	120,000	117,600
OPTI Canada, Inc.
8.250% 12/15/14	145,000	143,550
PEMEX Finance Ltd.
9.150% 11/15/18	310,000	400,221
10.610% 08/15/17	215,000	283,237
PetroHawk Energy Corp.
9.125% 07/15/13	80,000	82,200
Pioneer Natural Resources Co.
5.875% 07/15/16	100,000	91,071

16

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Quicksilver Resources, Inc.
7.125% 04/01/16	140,000	135,100
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16(c)	335,000	332,699
Southwestern Energy Co.
7.500% 02/01/18(c)	145,000	150,075
		2,460,403
Oil Refining & Marketing – 0.2%
Tesoro Corp.
6.625% 11/01/15	120,000	111,000
United Refining Co.
10.500% 08/15/12	90,000	89,100
		200,100
Oil-Field Services – 0.5%
Gazprom International SA
7.201% 02/01/20	492,261	499,152
		499,152
Oil & Gas Total		3,274,055
Oil & Gas Services – 0.1%
Seismic Data Collection – 0.1%
Seitel, Inc.
9.750% 02/15/14	95,000	80,037
		80,037
Oil & Gas Services Total		80,037
Oil, Gas & Consumable Fuels – 0.3%
Oil Company-Integrated – 0.3%
Petrobras International Finance Co.
6.125% 10/06/16	300,000	299,160
		299,160
Oil, Gas & Consumable Fuels Total		299,160
Pipelines – 0.5%
Pipelines – 0.5%
Atlas Pipeline Partners LP
8.125% 12/15/15	110,000	111,925
El Paso Corp.
6.875% 06/15/14	165,000	168,263
Kinder Morgan Finance Co. ULC
5.700% 01/05/16	110,000	104,225

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
MarkWest Energy Partners LP
6.875% 11/01/14		160,000	151,200
			535,613
Pipelines Total			535,613
ENERGY TOTAL			4,621,465
FINANCIALS – 3.2%
Commercial Banks – 0.6%
Special Purpose Banks – 0.6%
Instituto de Credito Oficial
0.800% 09/28/09	JPY	65,000,000	652,085
			652,085
Commercial Banks Total			652,085
Diversified Financial Services – 1.9%
Finance-Auto Loans – 0.8%
Ford Motor Credit Co.
7.800% 06/01/12		295,000	243,338
8.000% 12/15/16		155,000	121,335
GMAC LLC
6.875% 09/15/11		290,000	221,955
8.000% 11/01/31		275,000	197,090
			783,718
Finance-Consumer Loans – 0.5%
SLM Corp.
6.500% 06/15/10	NZD	725,000	497,599
			497,599
Investment Management/Advisor Service – 0.5%
LVB Acquisition Merger Sub, Inc.
11.625% 10/15/17(c)		80,000	80,000
PIK,
10.375% 10/15/17(c)		255,000	264,563
Nuveen Investments, Inc.
10.500% 11/15/15(c)		220,000	188,650
			533,213
Special Purpose Entity – 0.1%
Goldman Sachs Capital II
5.793% 12/29/49(b)		185,000	123,229
			123,229
Diversified Financial Services Total			1,937,759

18

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – 0.5%
Insurance Brokers – 0.2%
HUB International Holdings, Inc.
10.250% 06/15/15(c)	145,000	105,850
USI Holdings Corp.
9.750% 05/15/15(c)	95,000	68,638
		174,488
Property/Casualty Insurance – 0.3%
Asurion Corp.
9.575% 07/02/15(f)	66,422	55,463
9.595% 07/02/15(f)	48,578	40,562
Crum & Forster Holdings Corp.
7.750% 05/01/17	200,000	189,500
		285,525
Insurance Total		460,013
Real Estate Investment Trusts (REITs) – 0.2%
REITS-Hotels – 0.1%
Host Marriott LP
6.750% 06/01/16	175,000	163,625
		163,625
REITS-Regional Malls – 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.
6.750% 05/01/13(c)	95,000	81,868
		81,868
Real Estate Investment Trusts (REITs) Total		245,493
FINANCIALS TOTAL		3,295,350
INDUSTRIALS – 4.3%
Aerospace & Defense – 0.3%
Aerospace/Defense-Equipment – 0.2%
DRS Technologies, Inc.
6.875% 11/01/13	150,000	147,000
		147,000
Electronics-Military – 0.1%
L-3 Communications Corp.
6.375% 10/15/15	135,000	131,963
		131,963
Aerospace & Defense Total		278,963

19

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electrical Components & Equipment – 0.3%
Wire & Cable Products – 0.3%
Belden, Inc.
7.000% 03/15/17	180,000	173,700
General Cable Corp.
5.073% 04/01/15(b)	75,000	64,687
7.125% 04/01/17	75,000	71,625
		310,012
Electrical Components & Equipment Total		310,012
Electronics – 0.1%
Electronic Components-Miscellaneous – 0.1%
Flextronics International Ltd.
6.250% 11/15/14	150,000	138,000
		138,000
Electronics Total		138,000
Engineering & Construction – 0.1%
Building & Construction-Miscellaneous – 0.1%
Esco Corp.
8.625% 12/15/13(c)	95,000	92,150
		92,150
Engineering & Construction Total		92,150
Environmental Control – 0.4%
Non-Hazardous Waste Disposal – 0.3%
Allied Waste North America, Inc.
7.875% 04/15/13	260,000	267,475
		267,475
Recycling – 0.1%
Aleris International, Inc.
10.000% 12/15/16	105,000	66,675
PIK,
9.000% 12/15/14	130,000	94,900
		161,575
Environmental Control Total		429,050

20

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Hand / Machine Tools – 0.1%
Machinery-Electrical – 0.1%
Baldor Electric Co.
8.625% 02/15/17	100,000	99,000
		99,000
Hand / Machine Tools Total		99,000
Machinery-Construction & Mining – 0.2%
Machinery-Construction & Mining – 0.2%
Terex Corp.
8.000% 11/15/17	200,000	199,000
		199,000
Machinery-Construction & Mining Total		199,000
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.1%
Manitowoc Co., Inc.
7.125% 11/01/13	135,000	133,650
		133,650
Machinery-Material Handling – 0.2%
Columbus McKinnon Corp.
8.875% 11/01/13	130,000	134,550
		134,550
Machinery-Diversified Total		268,200
Miscellaneous Manufacturing – 0.6%
Diversified Manufacturing Operators – 0.5%
Bombardier, Inc.
6.300% 05/01/14(c)	225,000	213,750
Koppers Holdings, Inc.
(e) 11/15/14 (9.875% 11/15/09)	140,000	121,450
Trinity Industries, Inc.
6.500% 03/15/14	155,000	150,350
		485,550
Miscellaneous Manufacturing – 0.1%
American Railcar Industries, Inc.
7.500% 03/01/14	120,000	105,600
TriMas Corp.
9.875% 06/15/12	73,000	63,510
		169,110
Miscellaneous Manufacturing Total		654,660

21

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.9%
Containers-Metal/Glass – 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
7.750% 11/15/15	165,000	169,537
Owens-Brockway Glass Container, Inc.
8.250% 05/15/13	395,000	408,825
		578,362
Containers-Paper/Plastic – 0.3%
Berry Plastics Holding Corp.
10.250% 03/01/16	130,000	100,100
Jefferson Smurfit Corp.
8.250% 10/01/12	190,000	171,238
Solo Cup Co.
8.500% 02/15/14	115,000	97,175
		368,513
Packaging & Containers Total		946,875
Transportation – 1.0%
Transportation-Marine – 0.5%
Navios Maritime Holdings, Inc.
9.500% 12/15/14	160,000	159,400
Ship Finance International Ltd.
8.500% 12/15/13	155,000	157,325
Stena AB
7.500% 11/01/13	190,000	187,387
		504,112
Transportation-Railroad – 0.1%
TFM SA de CV
9.375% 05/01/12	120,000	123,900
		123,900
Transportation-Services – 0.3%
CHC Helicopter Corp.
7.375% 05/01/14	190,000	189,287
PHI, Inc.
7.125% 04/15/13	135,000	123,863
		313,150

22

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Transportation-Trucks – 0.1%
QDI LLC
9.000% 11/15/10(c)	125,000	78,125
		78,125
Transportation Total		1,019,287
INDUSTRIALS TOTAL		4,435,197
TECHNOLOGY – 0.7%
Computers – 0.2%
Computer Services – 0.2%
Sungard Data Systems, Inc.
9.125% 08/15/13	225,000	227,250
		227,250
Computers Total		227,250
Semiconductors – 0.5%
Electronic Components-Miscellaneous – 0.1%
NXP BV/NXP Funding LLC
9.500% 10/15/15	180,000	148,050
		148,050
Electronic Components-Semiconductors – 0.4%
Amkor Technology, Inc.
9.250% 06/01/16	95,000	91,438
Freescale Semiconductor, Inc.
PIK,
9.125% 12/15/14	365,000	266,450
		357,888
Semiconductors Total		505,938
TECHNOLOGY TOTAL		733,188
UTILITIES – 2.5%
Electric – 2.1%
Electric-Generation – 0.8%
AES Corp.
7.750% 03/01/14	215,000	216,344
8.000% 10/15/17	55,000	55,687
Edison Mission Energy
7.000% 05/15/17	270,000	238,800
Intergen NV
9.000% 06/30/17(c)	270,000	282,150
		792,981

23

	Par	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric-Integrated – 0.7%
CMS Energy Corp.
6.875% 12/15/15	100,000	99,368
Energy Future Holdings Corp.
10.875% 11/01/17(c)	185,000	186,850
Texas Competitive Electric Holdings Co.,
PIK,
10.500% 11/01/16(c)	400,000	392,000
		678,218
Independent Power Producer – 0.6%
Dynegy Holdings, Inc.
7.125% 05/15/18	215,000	193,500
7.750% 06/01/19	85,000	79,475
NRG Energy, Inc.
7.250% 02/01/14	110,000	108,625
7.375% 02/01/16	130,000	127,400
7.375% 01/15/17	65,000	63,213
Reliant Energy, Inc.
7.875% 06/15/17	95,000	94,525
		666,738
Electric Total		2,137,937
Independent Power Producers – 0.4%
Mirant North America LLC
7.375% 12/31/13	215,000	217,150
NSG Holdings LLC/NSG Holdings, Inc.
7.750% 12/15/25(c)	145,000	140,650
		357,800
Independent Power Producers Total		357,800
UTILITIES TOTAL		2,495,737

Total Corporate Fixed-Income Bonds & Notes (cost of $34,095,800)		34,412,022
Mortgage-Backed Securitsies – 3.2%
Federal Home Loan Mortgage Corp.
8.000% 10/01/26	55,481	60,202
Federal National Mortgage Association
6.000% 02/01/37	919,811	943,320
6.500% 11/01/36	2,145,745	2,224,308

Total Mortgage-Backed Securities (cost of $3,163,507)		3,227,830

24

	Par	Value ($)
Asset-Backed Securities – 0.9%
Equity One ABS, Inc.
4.205% 04/25/34	625,000	559,087
GMAC Mortgage Corp.
4.865% 09/25/34	520,000	360,830

Total Asset-Backed Securities (cost of $1,140,508)		919,917
Municipal Bonds – 0.5%
CALIFORNIA – 0.4%
CA Cabazon Band Mission Indians
13.000% 10/01/11(c)	350,000	378,420
CALIFORNIA TOTAL		378,420
VIRGINIA – 0.1%
VA Tobacco Settlement Financing Corp.
Series 2007 A1,
6.706% 06/01/46	180,000	163,294
VIRGINIA TOTAL		163,294
Total Municipal Bonds (cost of $529,982)		541,714

	Shares
Common Stocks (g) – 0.0%
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
Fairlane Management Corp. (h)(i)	2,000	—
Commercial Services & Supplies Total		—
Road & Rail – 0.0%
Quality Distribution, Inc.	1,343	4,284
Road & Rail Total		4,284
INDUSTRIALS TOTAL		4,284

Total Common Stocks (cost of $—)		4,284

25

	Units
Warrant – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
Jazztel PLC Expires 07/15/10(c)(g)(h)(i)	95	—
	Telecommunication Services Total	—
	COMMUNICATIONS TOTAL	—

Total Warrants (cost of $187)		—

	Shares
Securities Lending Collateral – 23.9%
State Street Navigator Securities Lending Prime Portfolio (j) (7 day yield of 3.131%)	24,402,825	24,402,825
Total Securities Lending Collateral (cost of $24,402,825)		24,402,825

	Par ($)
Short-Term Obligation – 1.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/08, due 04/01/08, at 1.250%, collateralized by a U.S. Treasury Obligation maturing 03/31/11, market value $2,042,150 (repurchase proceeds $1,998,069)	1,998,000	1,998,000

Total Short-Term Obligation (cost of $1,998,000)		1,998,000

26

Total Investments – 123.0% (cost of $121,719,910)(k)(l)	$125,665,813

Other Assets & Liabilities, Net – (23.0)%	(23,499,536)

Net Assets – 100.0%	$102,166,277

Notes to Investment Portfolio:
* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

27

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued. SFAS 157 is effective for the Fund’s current fiscal period. Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2008 in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$48,467,248	$(122,804)
Level 2 – Other Significant Observable Inputs	77,026,876	—

Level 3 – Significant Unobservable Inputs	171,689	—

Total	$125,665,813	$(122,804)

*Other financial instruments include forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ending March 31, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of January 1, 2008	$581,480	$—
Accretion of discounts/amortization of premiums	—	—
Realized gain (loss)	—	—
Change in unrealized
depreciation	(31,371)	—
Net purchases (sales)	—	—
Transfers out of Level 3	(378,420)	—
Balance as of March 31, 2008	$171,689	$—

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2008.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities, which are not illiquid except for the following, amounted to $7,371,883, which represents 7.2% of net assets.

28

	Acquisition
Security	Date	Par/Units	Cost	Value
CA Cabazon Band Mission Indians	10/08/04	350,000	350,000	$378,420

Hayes Lemmerz Finance Luxembourg SA	05/30/07	150,000	75,000	171,689
Jazztel PLC	10/25/01	95	190	—
Local TV Finance LLC	05/07/07	100,000	65,000	80,125
QDI LLC	03/17/05	125,000	210,000	78,125
Steinway Musical Instruments, Inc.	02/23/06	170,000	135,000	145,350
				$853,709

(d)	All or a portion of this security was on loan at March 31, 2008. The total market value of securities on loan at March 31, 2008 is $23,969,722.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(f)	Loan participation agreement.
(g)	Non-income producing security.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(i)	Security has no value.
(j)	Investment made with cash collateral received from securities lending activity.
(k)	Cost for federal income tax purposes is $124,519,247.
(l)	Unrealized appreciation and depreciation at March 31, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$7,183,200	$(6,036,634)	$1,146,566

At March 31, 2008, the Fund had entered into the following forward foreign currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)

CAD	$1,076,403	$1,115,491	04/07/08	$39,088
CAD	399,344	413,306	04/14/08	13,962
CAD	243,459	243,688	04/25/08	229
EUR	2,414,576	2,345,486	04/11/08	(69,090)
EUR	1,183,494	1,151,985	04/14/08	(31,509)
EUR	379,167	370,249	04/25/08	(8,918)
EUR	1,056,748	1,030,495	04/28/08	(26,253)
GBP	1,267,887	1,266,043	04/25/08	(1,844)
JPY	1,065,319	1,054,339	04/28/08	(10,980)
SEK	1,882,961	1,855,472	04/21/08	(27,489)
				$(122,804)

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

29

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 27, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 27, 2008